As filed with the Securities and Exchange Commission on July 16 , 2010

Securities Act Registration No. 333- 167434
Investment Company Act Registration No. 811- 22426

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
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FORM N-2

☒ Registration Statement under the Securities Act of 1933
☒ Pre-Effective Amendment No. 1
☐ Post-Effective Amendment No.
and/or
☒ Registration Statement Under the Investment Company Act of 1940
☒ Amendment No. 1
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BlackRock Build America Bond Trust
(Exact Name of Registrant as Specified in Declaration of Trust)
100 Bellevue Parkway
Wilmington, Delaware 19809
(Address of Principal Executive Offices)

(800) 882-0052
(Registrant's Telephone Number, Including Area Code)

Brendan Kyne , President
BlackRock Build America Bond Trust
55 East 55th Street
New York, New York 10055
(Name and Address of Agent for Service)
__________________

Copies to:

Michael K. Hoffman, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, New York 10036
__________________
Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of this Registration Statement.
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CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price per Unit	Proposed Maximum Aggregate Offering Price	Amount of Registration Fee
Common Shares, $0.001 par value	N/A	N/A	$1,000,000(1)	$71.30(2)
(1) Estimated solely for purposes of calculating the registration fee.
(2) Previously paid.
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THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THE REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATES AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

The information in this preliminary prospectus is not complete and may be changed. We may not sell these securities until the Registration Statement filed with the Securities and Exchange Commission is effective. This preliminary prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION
PRELIMINARY PROSPECTUS DATED JULY 16 , 2010
PROSPECTUS

                       Shares

BlackRock Build America Bond Trust
Common Shares
$       per share

Investment Objectives.  BlackRock Build America Bond Trust (the "Trust") is a non-diversified, closed-end management investment company with no operating history. The Trust's primary investment objective is to seek high current income, with a secondary objective of capital appreciation. There can be no assurance that the Trust will achieve its investment objectives.

Investment Policies.  The Trust seeks to achieve its investment objectives by investing primarily in a portfolio of taxable municipal securities known as "Build America Bonds" (or "BABs").   BABs are taxable municipal securities issued by state and local governments to finance capital projects such as public schools, roads, transportation infrastructure, bridges, ports and public buildings, among others, pursuant to the American Recovery and Reinvestment Act of 2009 (the "Act").  Unlike investments in most other municipal securities, interest received on BABs is subject to federal income tax and may be subject to state income tax.  Issuers of BABs, however, are eligible to receive a subsidy from the U.S. Treasury of up to 35% of the interest paid on the bonds, which allows such issuers to issue bonds that pay interest rates that are expected to be competitive with the rates typically paid by private bond issuers in the taxable fixed income market.

Portfolio Contents.  Under normal market conditions, the Trust will invest at least 80% of its Managed Assets (as defined herein) in BABs. The Trust may invest up to 20% of its Managed Assets in securities other than BABs, including taxable municipal securities that do not qualify for federal subsidy payments under the Act , tax-exempt municipal securities, U.S. Treasury securities and obligations of the U.S. Government and its agencies. See "The Trust's Investments." Under normal market conditions, the Trust will invest at least 80% of its Managed Assets in securities that at the time of investment are investment grade quality.  Investment grade quality securities are securities rated within the four highest grades ("Baa" or "BBB") or better by Moody's Investor Services, Inc. ("Moody's"), Standard & Poor's Corporation Ratings Group, a division of The McGraw-Hill Companies, Inc. ("S&P"), or Fitch Ratings, Inc. ("Fitch") or securities that are unrated but judged to be of comparable quality by BlackRock Advisors, LLC ("BlackRock Advisors" or the "Advisor"), the Trust's investment advisor, or BlackRock Investment Management, LLC ("BlackRock Investment Management, LLC" or the "Sub-Advisor"), the Trust's sub-advisor . The Trust may invest up to 20% of its Managed Assets in securities that at the time of investment are rated below investment grade quality by Moody's, S&P or Fitch or that are unrated but judged to be of comparable quality by the Advisor or the Trust's Sub-Advisor. Securities of below investment grade quality are regarded as having predominately speculative characteristics with respect to the issuer's capacity to pay interest and repay principal, and are commonly referred to as "junk bonds."
(continued on next page)
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Before buying any common shares you should read the discussion of the material risks of investing in the Trust in "Risks" beginning on page 37 . Certain of these risks are summarized in "Prospectus Summary—Special Risk Considerations" beginning on page 9 .

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	Price to Public	Sales Load (2)	Estimated Offering Expenses	Proceeds to Trust (3)(4)
Per Share	$	$		$
Total(1)	$	$		$
(1)
The Trust has granted the underwriters an option to purchase up to              additional common shares at the public offering price, less the sales load, within 45 days of the date of this prospectus solely to cover overallotments, if any.  If such option is exercised in full, the public offering price, sales load, estimated offering expenses and proceeds, after expenses, to the Trust will be $        , $         , $         and $        , respectively.  See "Underwriting."

(2)
BlackRock Advisors may pay certain qualifying underwriters a structuring fee, sales incentive fee or additional compensation in connection with the offering.  BlackRock Advisors may pay commissions to employees of its affiliates that participate in the marketing of the Trust's common shares.  See "Underwriting."

(3)
 BlackRock Advisors has agreed to pay such offering expenses of the Trust (other than the sales load, and not including the Trust's organizational costs) to the extent that offering expenses (other than the sales load) exceed $0.04 per common share. The Trust will pay offering expenses of the Trust (other than the sales load) up to $0.04 per common share, which may include a reimbursement of BlackRock Advisor's expenses incurred in connection with this offering. Any offering cost paid by the Trust will be deducted from the proceeds of the offering received by the Trust. The aggregate offering expenses (other than the sales load) are estimated to be $     or $    per common share. The aggregate offering expenses (other than the sales load) to be incurred by the Trust are estimated to be $    or $    per common share. The aggregate offering expenses (other than the sales load) to be incurred by BlackRock Advisors on behalf of the Trust are estimated to be $    or $    per common share.

(4)	The Trust will pay its organizational costs in full out of its seed capital prior to completion of this offering
___________________________

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The underwriters expect to deliver the common shares to purchasers on or about                           , 2010.

___________________________

___________________________

The date of this Prospectus is      , 2010.

(continued from previous page)

Build America Bonds.  BABs are taxable municipal securities issued by state and local governments.   Municipal securities include, among other things, bonds, notes, leases and certificates of participation.  Municipal securities may be structured as callable or non-callable, may have payment forms that include fixed-coupon, variable rate and zero coupon, and may include capital appreciation bonds, floating rate securities, inverse floating rate securities (including residual interest municipal tender option bonds), inflation-linked securities and other derivative instruments that replicate investment exposure to such securities.  BABs, as municipal securities, may be structured in any of the foregoing ways and new versions of BABs may be offered in the future.  The Trust may invest in any of these BABs or municipal securities. Issuers of BABs are eligible to receive a subsidy from the U.S. Treasury of up to 35% of the interest paid on the bonds.  Subsidy payments received by issuers of BABs may be subject to offset against amounts owed by them to the federal government and may be reduced or eliminated.  See "The Trust's Investments—Build America Bonds" for more details on the different types of subsidy payments BAB issuers may receive.  Although the U.S. Treasury subsidizes an issuer's payments of interest on BABs, it does not guarantee the issuer will be able to make principal or interest payments. See "Risks—Build America Bonds Risk."

The Trust believes there could be an opportunity to capitalize on the developing market for BABs by investing in taxable municipal issues at attractive market yields relative to the yields on equivalently rated corporate bonds.  BlackRock Advisors will use its in-depth expertise in the municipal securities market to assemble the Trust's portfolio.  As market conditions permit and based upon the Advisor's assessment of the interest rate environment, the Trust may opportunistically hedge its duration in an attempt to protect against the risk of rising interest rates, although no assurance can be given that this strategy will be successful.

As described more fully herein, the Act authorizes state and local governments to sell new BABs issues without limitation through December 31, 2010. Currently, bonds issued after December 31, 2010 will not qualify as BABs unless the relevant provisions of the Act are extended. The Obama administration and Congress are considering a variety of proposals to extend or modify the BABs program, including changes that would make it permanent, reduce the amount of the subsidy, and allow proceeds to be used for certain private, non-municipal activities or for refinancing capital expenditures. It cannot be predicted whether these proposals or other changes in the BABs program will be enacted, nor can it be predicted whether such proposals or changes, if enacted, will have a positive or negative effect on the Trust.  See "The Trust's Investments."

Contingent Review Provision.  Under its Declaration of Trust, the Trust has no limitation on its term of existence.  While the Advisors expect the Trust to maintain a perpetual life, to accommodate the possibility that the BABs program will not be extended, in the event that, for any twenty-four month period ending on or prior to December 31, 2014, there are no new issuances of BABs or other taxable municipal securities with interest payments subsidized by the U.S. Government through direct pay subsidies, the Trust's board of trustees will undertake an evaluation of potential actions with respect to the Trust (the " Contingent Review Provision " ).  Such issuances may cease if the current legislation authorizing the U.S. government subsidy for the issuances is not extended beyond December 31, 2010, and no similar legislation is enacted. Currently there are several proposals either to make such legislation permanent or to extend it beyond its scheduled sunset date. Under the Contingent Review Provision, such potential actions may include, among other things , changes to the non-fundamental investment policies that govern the Trust's permissible investments such that the Trust broadens its primary investment focus to taxable municipal securities generally and/or the termination of the Trust. Pursuant to the terms of the Declaration of Trust, the Trust can be terminated at any time by action of the board of trustees.  If the Trust is terminated, the Trust will distribute all of its net assets to shareholders of record as of the date of termination after providing for all obligations of the Trust.  No assurance can be given as to how long it will take to liquidate the Trust's portfolio and make a final liquidating distribution .   The Trust's investment objectives and policies are not designed to seek to return to investors who purchase common shares in this offering the amount of their initial investment on the termination date, as applicable, and such initial investors and any investors who purchase common shares after the completion of the offering may receive more or less than their original investment upon termination.  See "The Trust's Investments."

No Prior History. The Trust's common shares have no history of public trading. Shares of closed-end investment companies frequently trade at a discount from their net asset value. This risk may be greater for investors expecting to sell their shares in a relatively short period after completion of the public offering.

The Trust's common shares are expected to be listed on the New York Stock Exchange under the symbol " BBN."

Leverage.  The Trust intends to use leverage to seek to achieve its investment objectives.  The Trust may use leverage by investing in derivative instruments with leverage imbedded in them such as residual interest municipal tender option bonds ("TOBs Residuals"). The Trust may also use leverage by borrowing funds from banks or other financial institutions, by investing in reverse repurchase agreements, by issuing preferred shares or by any other means permitted under the Investment Company Act of 1940 .  The Trust currently intends to use combined economic leverage of up to 54% of its net assets ( 35% of its Managed Assets ) , although it may use combined economic leverage of up to 100% of its net assets ( 50% of its Managed Assets ), all of which may be effected through the use of TOBs Residuals.

The use of leverage, including investments in TOBs Residuals, are subject to numerous risks and will cause the Trust's net asset value to be more volatile than if leverage was not used. For example, a rise in short-term interest rates, which currently are near historically low levels, will cause the Trust's net asset value to decline more than if the Trust had not used leverage.  A reduction in the Trust's net asset value may cause a reduction in the market price of its common shares.  See "Risks—Leverage Risk" and "Risks—Tender Option Bonds Risk."

Investment Advisor and Sub-Advisor.    The Trust's investment advisor is BlackRock Advisors and the Trust's sub-advisor is BlackRock Investment Management . We sometimes refer to the Advisor and the Sub-Advisor collectively as the "Advisors."

You should read this Prospectus, which concisely sets forth information about the Trust, before deciding whether to invest in the common shares, and retain it for future reference. A Statement of Additional Information, dated                 , 2010, containing additional information about the Trust, has been filed with the Securities and Exchange Commission and, as amended from time to time, is incorporated by reference in its entirety into this Prospectus. You can review the table of contents for the Statement of Additional Information on page      of this Prospectus. You may request a free copy of the Statement of Additional Information by calling (800) 882-0052 or by writing to the Trust, or obtain a copy (and other information regarding the Trust) from the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call (202) 551-8090 for information. The Securities and Exchange Commission charges a fee for copies. You can get the same information free from the Securities and Exchange Commission's website (http://www.sec.gov). You may also e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the Securities and Exchange Commission's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-0102. The Trust does not post a copy of the Statement of Additional Information on its Web site because the Trust's common shares are not continuously offered, which means the Statement of Additional Information will not be updated after completion of this offering and the information contained in the Statement of Additional Information will become outdated. In addition, you may request copies of the Trust's semi-annual and annual reports or other information about the Trust or make shareholder inquiries by calling (800) 882-0052. The Trust's annual and semi-annual reports, when produced, will be available at the Trust's website (http://www.blackrock.com) free of charge.

You should not construe the contents of this Prospectus as legal, tax or financial advice. You should consult with your own professional advisors as to the legal, tax, financial or other matters relevant to the suitability of an investment in the Trust.

The Trust's common shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

The underwriters named in this Prospectus may purchase at the initial offering price per common share minus a commission as set forth in "Underwriting," up to             additional common shares from the Trust under certain circumstances.

v

You should rely only on the information contained or incorporated by reference in this Prospectus. The Trust has not, and the underwriters have not, authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. We are not, and the underwriters are not, making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted. You should assume that the information in this Prospectus is accurate only as of the date of this Prospectus. Our business, financial condition and prospects may have changed since that date.

Prospectus Summary	1
Summary of Trust Expenses	21
The Trust	23
Use of Proceeds	23
The Trust's Investments	23
Leverage	34
Risks	37
How the Trust Manages Risk	48
Management of the Trust	49
Net Asset Value	52
Distributions	52
Dividend Reinvestment Plan	54
Description of Shares	56
Closed-End Fund Structure	60
Repurchase of Common Shares	60
Tax Matters	61
Underwriting	63
Custodian and Transfer Agent	65
Legal Opinions	65
Privacy Principles of the Trust	65
Table of Contents for the Statement of Additional Information	66

PROSPECTUS SUMMARY

This is only a summary. This summary may not contain all of the information that you should consider before investing in our common shares. You should review the more detailed information contained in this Prospectus and in the Statement of Additional Information.

The Trust
BlackRock Build America Bond Trust is a newly organized, non-diversified, closed-end management investment company with no operating history. Throughout the Prospectus, we refer to BlackRock Build America Bond Trust simply as the "Trust" or as "we," "us" or "our." See "The Trust."

The Offering
The Trust is offering common shares of beneficial interest at $ 20.00 per share through a group of underwriters (the "Underwriters") led by      . The common shares of beneficial interest are called "common shares" in the rest of this Prospectus. You must purchase at least 100 common shares ($ 2,000 ) in order to participate in this offering. The Trust has given the Underwriters an option to purchase up to             additional common shares to cover orders in excess of                  common shares. BlackRock Advisors , LLC ("BlackRock Advisors" or the "Advisor") has agreed to pay organizational expenses and offering costs (other than sales load) that exceed $ 0.04 per common share. See "Underwriting."

Investment Objectives
The Trust's primary investment objective is to seek high current income, with a secondary objective of capital appreciation. There can be no assurance that the Trust will achieve its investment objectives.

Investment Policies
The Trust seeks to achieve its investment objectives by investing primarily in a portfolio of taxable municipal securities known as "Build America Bonds" (or "BABs"), as discussed further in this Prospectus. The Trust believes there could be an opportunity to capitalize on the developing market for BABs by investing in taxable municipal issues at attractive market yields relative to the yields on equivalently rated corporate bonds.  BlackRock Advisors, the Trust's investment advisor, will use its in-depth expertise in the municipal securities market to assemble the Trust's portfolio.  As market conditions permit and based upon the Advisor's assessment of the interest rate environment, the Trust may opportunistically hedge its duration in an attempt to protect against the risk of rising interest rates, although no assurance can be given that this strategy will be successful.  Rather than manage duration to a benchmark, the Advisor will have the flexibility to be longer or shorter benchmark duration consistent with its views on interest rates.  The Trust's sub-advisor is BlackRock Investment Management, LLC ("BlackRock Investment Management" or the "Sub-Advisor").

Under normal market conditions, the Trust will invest at least 80% of its Managed Assets (as defined herein) in BABs. This investment policy may be changed by the Trust's board of trustees upon 60 days' prior notice to shareholders. The Trust may invest up to 20% of its Managed Assets in securities other than BABs, including taxable municipal securities that do not qualify for federal subsidy payments under the Act , municipal securities the interest income from which is exempt from regular federal income tax (sometimes referred to as "tax-exempt municipal securities"), U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities. Under normal market conditions, the Trust will invest at least 80% of its Managed Assets in securities that at the time of investment are investment grade quality.  Investment grade quality securities are securities rated within the four highest grades ("Baa" or "BBB") or better by Moody's Investor Services, Inc. ("Moody's"), Standard & Poor's Corporation Ratings Group, a division of The McGraw-Hill Companies, Inc. ("S&P"), or Fitch Ratings, Inc. ("Fitch") or securities that are unrated but judged to be of comparable quality by the Advisor or Sub-Advisor. The Trust may invest up to 20% of its Managed Assets in securities that at the time of investment are rated below investment grade quality by Moody's, S&P or Fitch or that are unrated but judged to be of comparable quality by the Advisor or Sub-Advisor . Certain of the Trust's investments may be illiquid.  See "The Trust's Investments—Investment Objectives and Policies."

BABs are taxable municipal securities issued by state and local governments.  Municipal securities include, among other things, bonds, notes, leases and certificates of participation.  Municipal securities may be structured as callable or non-callable, may have payment forms that include fixed-coupon, variable rate and zero coupon, and may include capital appreciation bonds, floating rate securities, inverse floating rate securities (including residual interest municipal tender option bonds), inflation-linked securities and other derivative instruments that replicate investment exposure to such securities.  BABs, as municipal securities, may be structured in any of the foregoing ways and new versions of BABs may be offered in the future.  The Trust may invest in any of these BABs or municipal securities, and may acquire them through investments in pooled vehicles, partnerships or other investment companies. The Trust may also purchase BABs and other municipal securities representing a wide range of sectors and purposes. See "The Trust's Investments—Investment Objectives and Policies."

The Trust may engage in various strategic transactions for hedging and risk management purposes or to enhance total return ("Strategic Transactions").  Strategic Transactions involve the use of derivative instruments.  Such instruments may include, but are not limited to, financial futures contracts, swap contracts (including, but not limited to, credit default swaps), options on financial futures, options on swap contracts and other derivative instruments.  The Trust may use any Strategic Transaction for hedging and risk management purposes or to enhance total return.  If the Trust engages in Strategic Transactions for hedging and risk management purposes, it primarily intends to use strategies that include swaps (including interest rate swaps), financial futures contracts, options on financial futures or options based on either an index of long-term securities or on taxable debt securities whose prices, in the opinion of the Advisors, correlate with the prices of the Trust's investments.  If the Trust engages in Strategic Transactions to enhance total return, it primarily intends to use strategies that include selling or purchasing call options on municipal securities and indices based upon the prices of futures contracts and debt securities that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets,  purchasing put options that relate to municipal securities (whether or not it holds such securities in its portfolio), indices or futures contract and engaging in credit derivative transactions, including credit default swaps.   There is no assurance that these derivative strategies will be available at any time or that the Advisors will determine to use them for hedging or risk management purposes or to enhance total return or, if used, that the strategies will be successful.  Using derivatives involves various risks.   See "The Trust's Investments—Strategic Transactions"  and "Risks—Strategic

Transactions Risks."  In addition, please see the Trust's Statement of Additional Information for a more detailed description of Strategic Transactions and the various derivative instruments the Trust may use and the various risks associated with them.

The Trust may purchase municipal securities that are additionally secured by insurance, bank credit agreements or escrow accounts. The credit quality of companies which provide these credit enhancements will affect the value of those securities. Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price paid for insured obligations may reduce the Trust's income.  Insurance generally will be obtained from insurers with a claims-paying ability rated Baa or BBB or better by Moody's, S&P or Fitch. The insurance feature does not guarantee the market value of the insured obligations or the net asset value of the common shares. The Trust may purchase insured bonds and may purchase insurance for securities in its portfolio.  See "Risks–Insurance Risk."

The Trust may implement various temporary "defensive" strategies at times when the Advisors determine that conditions in the markets make pursuing the Trust's basic investment strategy inconsistent with the best interests of its shareholders. These strategies may include investing all or a portion of the Trust's assets in U.S. Government obligations and high-quality, short-term debt securities that may be either tax-exempt or taxable. See "The Trust's Investment's—Portfolio Composition and Other Information—Short-Term Debt Securities; Temporary Defensive Position; Invest-Up Period."

Build America Bonds
BABs are taxable municipal securities that include bonds issued by state and local governments to finance capital projects such as public schools, roads, transportation infrastructure, bridges, ports and public buildings, among others, pursuant to the American Recovery and Reinvestment Act of 2009 (the "Act").  Unlike investments in most other municipal securities, interest received on BABs is subject to federal income tax and may be subject to state income tax.

Enacted in February 2009, the Act was intended in part to assist state and local governments in financing capital projects at lower net borrowing costs through direct subsidies designed to stimulate state and local infrastructure projects, create jobs and encourage non-traditional municipal security investors to invest in municipal securities .  The Act authorizes state and local governments to issue taxable bonds on which, assuming certain specified conditions are satisfied, issuers may either (i) receive payments from the U.S. Treasury equal to a specified percentage of their interest payments ("direct pay"), or (ii) cause investors in the bonds to receive federal tax credits ("tax credit").

Based on current market conditions, the Trust will invest in direct pay BABs and not in tax credit BABs.  Under the terms of the Act, issuers of direct pay BABs are entitled to receive reimbursement from the U.S. Treasury currently equal to 35% (or 45% in the case of Recovery Zone Economic Development Bonds)  of the interest paid on the bonds, which allows such issuers to issue bonds that pay interest rates that are expected to be competitive with the rates typically paid by private bond issuers in the taxable fixed income market. Although the U.S. Treasury subsidizes an issuer's payments of interest on BABs, it does not guarantee the issuer will be able to make principal or interest payments. Bonds issued after December 31, 2010 (referred to as the "sunset") currently will not qualify as BABs unless the relevant provisions of the Act are extended or similar legislation is enacted that provides for municipal issuers to elect to issue taxable municipal securities and receive from the U.S. Treasury direct pay federal subsidies to offset a portion of the interest costs incurred over the full term of such taxable municipal securities. As currently enacted, the Act contains no budgetary limit on issuances through the BABs program through the sunset. Currently under the Act, BABs cannot be used to finance private, non-municipal activities, and can only be used to fund capital expenditures. The proceeds of BAB issuances are used for public benefit and generally support facilities that meet such essential needs as water, electricity, transportation, and education. Moreover, many BABs are general obligation bonds, which are backed by the full faith and taxing power of the state and local governments issuing them.

The Obama administration and Congress are considering a variety of proposals to extend or modify the BABs program, including changes that would make it permanent, reduce the amount of the subsidy, and allow proceeds to be used for certain private, non-municipal activities or for refinancing capital expenditures. It cannot be predicted whether these proposals or other changes in the BABs program will be enacted, nor can it be predicted whether such proposals or changes, if enacted, will have a positive or negative effect on the

Trust.   Most recently, the House of Representatives passed The American Jobs and Closing Tax Loopholes Act, which contains provisions that would extend the BABs program until 2012 with subsidies reduced to 32% in 2011 and 30% in 2012.  In addition, provisions in the aforementioned act would permit issuers to use sale proceeds to refund existing BABs.  The Senate, as of the date of this Prospectus, has not passed The American Jobs and Closing Tax Loopholes Act.  As such, the BABs program has not been extended.  There can be no assurance that the Senate will pass The American Jobs and Closing Tax Loopholes Act or, if they do, that it will contain the same provisions with respect to the extension of the BABs program contained in the House version. If, for any twenty-four month period ending on or prior to December 31, 2014, there are no new issuances of Build America Bonds or other taxable municipal securities with interest payments subsidized by the U.S. Government through direct pay subsidies, the Trust may, among other things, change the non-fundamental investment policies that govern the Trust's permissible investments and/or terminate the Trust.   See "The Trust's Investments—Contingent Review Provision" for additional information.

Contingent Review Provision
Under its Declaration of Trust, the Trust has no limitation on its term of existence.  While the Advisors expect the Trust to maintain a perpetual life, to accommodate the possibility that the BABs program will not be extended, in the event that, for any twenty-four month period ending on or prior to December 31, 2014, there are no new issuances of BABs or other taxable municipal securities with interest payments subsidized by the U.S. Government through direct pay subsidies, the Trust's board of trustees will undertake an evaluation of potential actions with respect to the Trust (the " Contingent Review Provision " ).  Such issuances may cease if the current legislation authorizing the U.S. government subsidy for the issuances is not extended beyond December 31, 2010, and no similar legislation is enacted. Under the Contingent Review Provision, such potential actions may include , among other things,  changes to the non-fundamental investment policies that govern the Trust's permissible investments such that the Trust broadens its primary investment focus to taxable municipal securities generally and/or the termination of the Trust. Pursuant to the terms of the Declaration of Trust, the Trust can be terminated at any time by action of the board of trustees.  If the Trust is terminated, the Trust will distribute all of its net assets to shareholders of record as of the date of termination after providing for all obligations of the Trust.  During such period, the Trust may not be able to invest in accordance with its investment policies as it winds down its portfolio.  No assurance can be given as to how long it will take to liquidate the Trust's portfolio and make a final liquidating distribution.   The Trust's investment objectives and policies are not designed to seek to return to investors who purchase common shares in this offering the amount of their initial investment on the termination date, as applicable, and such initial investors and any investors who purchase common shares after the completion of the offering may receive more or less than their original investment upon termination.

Special Tax Considerations
The Trust primarily invests in taxable municipal securities whose income is subject to U.S. federal income tax.  Thus, dividends with respect to the common shares will be taxable as ordinary income for U.S. federal income tax purposes (except in the case of capital gain dividends). See "Tax Matters."

Leverage
The Trust intends to use leverage to seek to achieve its investment objectives.  The Trust may use leverage by investing in derivative instruments with leverage imbedded in them such as residual interest municipal tender option bonds ("TOBs Residuals"). The Trust may also use leverage by borrowing funds from banks or other financial institutions, by investing in reverse repurchase agreements, by issuing preferred shares or by any other means permitted under the Investment Company Act of 1940, as amended (the "Investment Company Act").  The Trust currently intends to use combined economic leverage of up to 54% of its net assets (35% of its Managed Assets), although it may use combined economic leverage of up to 100% of its net assets (50% of its Managed Assets), all of which may be effected through the use of TOBs Residuals.

The use of borrowings to leverage the common shares can create risks. Changes in the value of the Trust's portfolio, including securities bought with the proceeds of leverage, will be borne entirely by the holders of common shares. If there is a net decrease or increase in the value of the Trust's investment portfolio, leverage will decrease or increase, as the case may be, the net asset value per common share to a greater extent than if the Trust did not utilize leverage. A reduction in the Trust's net asset value may cause a reduction in the market price of its common shares.   During periods in which the Trust is using leverage, the fees paid to the Advisors for advisory and sub-advisory services will be higher than if the Trust did not use leverage, because the fees paid will be calculated on the basis of the Trust's Managed Assets, which includes the proceeds from leverage.

There can be no assurance that the Trust's leverage strategy will be successful or that the Trust will be able to use leverage at all. Recent developments in the credit markets may adversely affect the ability of the Trust to borrow for investment purposes and may increase the costs of such borrowings, which would reduce returns to the holders of common shares. See "Leverage" and "Risks—Leverage Risk."

Tender Option Bonds
The Trust may leverage its assets through the use of tender option bond trusts (each, a "TOBs Issuer").  A TOBs Issuer is established by a third party sponsor forming a special purpose trust into which the Trust, or an agent on behalf of the Trust, transfers BABs or other municipal securities.  A TOBs Issuer typically issues two classes of beneficial interests: short-term floating rate certificates ("TOBs Floaters"), which are sold to third party investors, and residual certificates (the "TOBs Residuals") which are generally issued to the Trust.  The Trust may invest in both TOBs Floaters and TOBs Residuals.  The Trust does not currently intend to invest in TOBs Residuals issued by a TOBs Issuer that was not formed for the Trust.  Below is a diagram outlining the structure for a typical TOBs Issuer.

As diagrammed above, the TOBs Issuer receives BABs or other municipal securities from the Trust through the sponsor and then issues TOBs Floaters to third party investors and a TOBs Residual to the Trust.  The Trust is paid the cash (less transaction expenses, which are borne by the Trust and therefore common shareholders indirectly) received by the TOBs Issuer from the sale of the TOBs Floaters and typically will invest the cash in additional BABs or other investments permitted by its investment policies.  TOBs Floaters have first priority on the cash flow from the securities held by the TOBs Issuer and are enhanced with a liquidity support arrangement from a bank or an affiliate of the sponsor (the "liquidity provider") which allows holders to tender their position at par (plus accrued interest).  The Trust, in addition to receiving cash from the sale of the TOBs Floaters, also receives the TOBs Residual.  The TOBs Residual provides the Trust with the right (1) to cause the holders of the TOBs Floaters to tender their certificates to the TOBs Issuer at par (plus accrued interest), and (2) to acquire the BABs or other municipal securities from the TOBs Issuer.  In addition, all voting rights and decisions to be made with respect to any other rights relating to the securities held in the TOBs Issuer are passed through to the Trust, as the holder of the TOBs Residual.  This transaction, in effect, creates exposure for the Trust to the entire return of the securities in the TOBs Issuer, with a net cash investment by the Trust that is less than the value of the securities in the TOBs Issuer.  This effectively multiplies the positive or negative impact of the securities return within the Trust (thereby effectively creating leverage).

The TOBs Issuer may be terminated without the consent of the Trust upon the occurrence of certain events, such as the bankruptcy or default of the issuer of the securities in the TOBs Issuer, a substantial downgrade in the credit quality of the issuer of the securities in the TOBs Issuer, the inability of the TOBs Issuer to obtain liquidity support for the TOBs Floaters, a substantial decline in the market value of the securities in the TOBs Issuer, or the inability of the sponsor to remarket any TOBs Floaters tendered to it by holders of the TOBs Floaters.  In such an event, the TOBs Floaters would be redeemed by the TOBs Issuer at par (plus accrued interest) out of the proceeds from a sale of the securities in the TOBs Issuer.  If this happens, the Trust would be entitled to the assets of the TOBs Issuer, if any, that remain after the TOBs Floaters have been redeemed at par (plus accrued interest).  If there are insufficient proceeds from the sale of these securities to redeem all of the TOBs Floaters at par (plus accrued interest), the liquidity provider or holders of the TOBs Floaters would bear the losses on those securities and there would be no recourse to the Trust's assets (unless the Trust held a recourse TOBs Residual).  A recourse TOBs Residual is generally a TOBs Residual issued by a TOBs Issuer in which the TOBs Floaters represent greater than 75% of the market value of the securities deposited in the TOBs Issuer.  If the Trust were to invest in a recourse TOBs Residual to leverage its portfolio, it would typically be required to enter into an agreement pursuant to which the Trust is required to pay to the liquidity provider the difference between the purchase price of any TOBs Floaters put to the liquidity provider by holders of the TOBs Floaters and the proceeds realized from the remarketing of those TOBs Floaters or the sale of the assets in the TOBs Issuer.  The Trust currently does not intend to use recourse TOBs Residuals to leverage the Trust's portfolio, but reserves the right to do so depending on future market conditions.  See "Risks—Tender Option Bonds Risk."

Under accounting rules, securities of the Trust that are deposited into a TOBs Issuer are presented on the Trust's Schedules of Investments and the proceeds from the issuance of the TOBs Floaters are shown on its Statements of Assets and Liabilities.  Interest income from the underlying security is recorded by the Trust on an accrual basis.  Interest expense incurred on the TOBs Floaters and other expense related to remarketing, administration and trustee services to a TOBs Issuer are reported as expenses of the Trust.

For TOBs Floaters, generally, the interest rate earned will be based upon the market rates for municipal securities with maturities or remarketing provisions that are comparable in duration to the periodic interval of the tender option, which may vary from weekly, to monthly, to extended periods of one year or multiple years.  Since the option feature has a shorter term than the final maturity or first call date of the underlying securities deposited in the TOBs Issuer, the Trust as the holder of the TOBs Floaters relies upon the terms of the agreement with the financial institution furnishing the option as well as the credit strength of that institution.  As further assurance of liquidity, the terms of the TOBs Issuer provide for a liquidation of the municipal security deposited in the TOBs Issuer and the application of the proceeds to pay off the TOBs Floaters.

The Trust may invest in both TOBs Floaters and TOBs Residual issued by the same TOBs Issuer.  See "The Trust's Investments—Portfolio Composition and Other Information—Tender Option Bonds" and "Risks—Tender Option Bonds Risks."

Investment Advisor
BlackRock Advisors will be the Trust's investment advisor and BlackRock Advisor's affiliate, BlackRock Investment Management , will provide certain day-to-day investment management services to the Trust. Throughout the Prospectus, we sometimes refer to BlackRock Advisors and BlackRock Investment Management collectively as the Advisors. BlackRock Advisors will receive an annual fee, payable monthly, in a maximum amount equal to     0.55 % of the average daily value of the Trust's Managed Assets (0.85% of the Trust's net assets, assuming leverage of 35%) . "Managed Assets" mean the total assets of the Trust (including any assets attributable to money borrowed for investment purposes)

minus the sum of the Trust's accrued liabilities (other than money borrowed for investment purposes).  For the avoidance of doubt, assets attributable to money borrowed for investment purposes includes the portion of the Trust's assets in a TOBs Issuer of which the Trust owns the TOBs Residual .  See "The Trust's Investments—Portfolio Composition and Other Information—Municipal Securities—Tender Option Bonds" and "Management of the Trust."

Distributions
Commencing with the Trust's initial dividend, the Trust intends to make regular monthly cash distributions of all or a portion of its net investment income to common shareholders. We expect to declare the initial monthly dividend on the Trust's common shares within approximately 45 days after completion of this offering and to pay that initial monthly dividend approximately 60 to 90 days after completion of this offering. The Trust will distribute to common shareholders at least annually all or substantially all of its investment company taxable income after the payment of dividends and interest, if any, owed with respect to any outstanding Preferred Shares or other forms of leverage utilized by the Trust. The Trust intends to pay any capital gains distributions at least annually. If the Trust realizes a long-term capital gain, it will be required to allocate such gain between the common shares and any Preferred Shares issued by the Trust in proportion to the total dividends paid to each class for the year in which the income is realized. See "Distributions" and "Leverage."

Various factors will affect the level of the Trust's income, including the asset mix and average maturity of the Trust's portfolio, the amount of leverage utilized by the Trust and the cost of such leverage and the Trust's use of hedging. To permit the Trust to maintain a more stable monthly distribution, the Trust may from time to time distribute less than the entire amount of income earned in a particular period. The undistributed income would be available to supplement future distributions. As a result, the distributions paid by the Trust for any particular monthly period may be more or less than the amount of income actually earned by the Trust during that period. Undistributed income will add to the Trust's net asset value (and indirectly benefits the Advisors by increasing their fees) and, correspondingly, distributions from undistributed income will reduce the Trust's net asset value. See "Distributions."

Shareholders will automatically have all dividends and distributions reinvested in common shares of the Trust in accordance with the Trust's Dividend Reinvestment Plan, unless an election is made to receive cash by contacting Computershare Trust Company, N.A. , the plan agent, at (800) 699-1236 . See "Dividend Reinvestment Plan."

The Fund reserves the right to change its distribution policy and the basis for establishing the rate of its monthly distributions at any time and may do so without prior notice to common shareholders.

Listing	The common shares are expected to be listed on the New York Stock Exchange under the symbol " BBN." See "Description of Shares—Common Shares."

Custodian And Transfer Agent	State Street Bank and Trust Company will serve as the Trust's Custodian, and Computershare Trust Company, N.A. , will serve as the Trust's Transfer Agent.

Market Price Of Shares
Common shares of closed-end investment companies frequently trade at prices lower than their net asset value. Common shares of closed-end investment companies like the Trust that invest primarily in investment grade municipal securities have during some periods traded at prices higher than their net asset value and during other periods traded at prices lower than their net asset value. The Trust cannot assure you that its common shares will trade at a price higher than or equal to net asset value. The Trust's net asset value will be reduced immediately following this offering by the sales load and the amount of the organization and offering expenses paid by the Trust. See "Use of Proceeds." In addition to net asset value, the market price of the Trust's common shares may be affected by such factors as dividend levels, which are in turn affected by expenses, call protection for portfolio securities, dividend stability, portfolio credit quality, liquidity and market supply and demand. See "Leverage," "Risks," "Description of Shares" and the section of the Statement of Additional Information with the heading "Repurchase of Common Shares." The common shares are designed primarily for long-term investors and you should not purchase common shares of the Trust if you intend to sell them shortly after purchase.

Special Risk Considerations	No Operating History. The Trust is a newly organized, non-diversified, closed-end management investment company with no operating history. See "Risks—No Operating History."

Investment and Market Discount Risk.    An investment in the Trust's common shares is subject to investment risk, including the possible loss of the entire amount that you invest. As with any stock, the price of the Trust's common shares will fluctuate with market conditions and other factors. If shares are sold, the price received may be more or less than the original investment. Net asset value will be reduced immediately following the initial offering by the amount of the sales load and the amount of the offering expenses paid by the Trust. Common shares are designed for long-term investors and should not be treated as trading vehicles. Shares of closed-end management investment companies frequently trade at a discount from their net asset value. At any point in time an investment in the Trust's common shares may be worth less than the original amount invested, even after taking into account distributions paid by the Trust. This risk may be greater for investors who sell their common shares in a relatively short period of time after completion of the initial offering. The Trust anticipates using leverage, which will magnify the Trust's investment, market and certain other risks. See "Risks—Investment and Market Risk" and "Risks—Leverage Risk."

Build America Bonds Risk. The BABs market is smaller and less diverse than the broader municipal securities market. In addition, because BABs are a new form of municipal financing and because bonds issued after December 31, 2010 currently will not qualify as BABs unless the relevant provisions of the Act are extended, it is difficult to predict the extent to which a market for such bonds will develop, meaning that BABs may experience greater illiquidity than other types of municipal securities. If the ability to issue BABs is not extended beyond December 31, 2010, the number of BABs available in the market will be limited and there can be no assurance that BABs will be actively traded. In addition, illiquidity may negatively affect the value of the bonds. If the ability to issue BABs is not extended beyond December 31, 2010, the Trust will have a limited period of time in which to purchase newly issued BABs and as such may not be able to purchase the quantity and quality of BABs currently intended at attractive prices.

Because issuers of direct pay BABs held in the Trust's portfolio receive reimbursement from the U.S. Treasury with respect to interest payment on bonds, there is a risk that those municipal issuers will not receive timely payment from the U.S. Treasury and may remain obligated to pay the full interest due on direct pay BABs held by the Trust. Furthermore, it is possible that a municipal issuer may fail to comply with the requirements to receive the direct pay subsidy or that a future Congress may terminate the subsidy altogether.  In addition, the Internal Revenue Code contains a general offset rule (the "IRS Offset Rule") which allows for the possibility that subsidy payments received by issuers of BABs may be subject to offset against amounts owed by them to the federal government.  Moreover, the IRS may audit the agencies issuing BABs and such audits may, among other things, examine the price at which BABs are initially sold to investors.  If the IRS concludes that a BAB was mis-priced based on its audit, it could disallow a portion or all of the interest subsidy received by the issuer of the BAB.  The IRS Offset Rule and the disallowance of any interest subsidy as a result of an IRS audit could potentially adversely affect a BABs issuer's credit rating, and adversely affect the issuer's ability to repay or refinance BABs.  This, in turn, could adversely affect the ratings and value of the BABs held by the Trust and the Trust's net asset value .

Because the BABs program is new, certain aspects of the BABs program may be subject to additional Federal or state level guidance or subsequent legislation. For example, the Internal Revenue Service ("IRS") or U.S. Treasury could impose restrictions or limitations on the payments received. Aspects of the BABs program for which the IRS and the U.S. Treasury have solicited public comment include, but have not been limited to, methods for making direct payments to issuers, the tax procedural framework for such payments, and compliance safeguards. It is not known what additional procedures will be implemented with respect to direct pay BABs, if any, nor is it known what effect such possible procedures would have on the BABs market.

Legislation extending the relevant provisions of the Act may also modify the characteristics of BABs issued after December 31, 2010, including the amount of subsidy paid to issuers.   For example, The American Jobs and Closing Tax Loopholes Act, which was passed by the House but has not yet been passed by the Senate, extends the BABs program until 2012 and reduces subsidies to 32% in 2011 and 30% in 2012.

The Trust intends to invest primarily in BABs and therefore the Trust's net asset value may be more volatile than the value of a more broadly diversified portfolio and may fluctuate substantially over short periods of time. Because BABs currently do not include certain industries or types of municipal bonds (i.e., tobacco bonds or private activity bonds), there may be less diversification than with a broader pool of municipal securities. See "Risks—Build America Bonds Risks."

Contingent Review Provision Risk. In the event the Trust terminates as a result of the Contingent Review Provision, the Trust may be required to sell portfolio securities when it otherwise would not, including at times when interest rate or market conditions are not favorable, which may cause the Trust to lose money on its investments. Further, the process of liquidating the Trust's assets could result in a reduction in the Trust's net investment income and monthly dividend distributions in the last year of the Trust's operations. In the event the Trust terminates as a result of the Contingent Review Provision, the Trust's investment objectives and policies are not designed to seek to return to investors who purchase common shares in this offering their initial investment on the anticipated termination date, and such initial investors and any investors who purchase common shares after the completion of the offering may receive

more or less than their original investment upon termination.   If the Trust is terminated, the Trust will distribute all of its net assets to shareholders of record as of the date of termination after providing for all obligations of the Trust.  During such period, the Trust may not be able to invest in accordance with its investment policies as it winds down its portfolio.  No assurance can be given as to how long it will take to liquidate the Trust's portfolio and make a final liquidating distribution.

In the event the Trust changes the non-fundamental investment policies that govern the Trust 's permissible investments as a result of the Contingent Review Provision, the Trust may be subject to various additional risks that are not described herein.  For example, the Trust may decide to invest in certain securities in which it currently does not intend to invest or may, if it is already invested in such securities, decide to invest in them to a greater degree, and such investments may carry greater risks than the investments the Trust currently intends to make.  Moreover, the Trust may decide to sell portfolio securities when it otherwise would not, including at times when interest rate or market conditions are not favorable, in order to facilitate a change in investment policies, which may cause the Trust to lose money on its investments.  See "Risks—Contingent Review Provision Risk."

Interest Rate Risk.  Generally, when market interest rates rise, prices of debt securities fall, and vice versa. Interest rate risk is the risk that the debt securities in the Trust's portfolio will decline in value because of increases in market interest rates. As interest rates increase, slower than expected principal payments may extend the average life of securities, potentially locking in a below-market interest rate and reducing the Trust's value. In typical market interest rate environments, the prices of longer-term debt securities generally fluctuate more than the prices of shorter-term debt securities as interest rates change. These risks may be greater in the current market environment because certain interest rates are near historically low levels.  As interest rates decline, issuers of municipal securities that have the right to call those securities may prepay principal earlier than scheduled, forcing the Trust to reinvest in lower-yielding securities and potentially reducing the Trust's income.  Because the Trust intends to invest primarily in longer-term municipal securities, the common share net asset value and market price per common share may fluctuate more in response to changes in market interest rates than if the Trust invested primarily in shorter-term municipal securities.  The Trust may utilize certain strategies, including taking positions in futures or interest rate swaps, for the purpose of reducing the interest rate sensitivity of the Trust's debt securities and decreasing the Trust's exposure to interest rate risk. The Trust is not required to hedge its exposure to interest rate risk and may choose not to do so. In addition, there is no assurance that any attempts by the Trust to reduce interest rate risk will be successful.

The Trust may invest in variable and floating rate debt securities.  Rates on these securities typically reset only periodically so changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the Trust's net asset value, although these types of securities generally are less sensitive to interest rate changes than longer duration fixed-rate instruments – Conversely, variable and floating rate debt securities generally will not increase in value if interest rates decline.    See

"Risks—Interest Rate Risk."

Credit Risk. Credit risk is the risk that an issuer of a municipal security will become unable to meet its obligation to make interest and principal payments. In general, lower rated municipal securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Trust's net asset value or dividends. The Trust may invest up to 20% of its Managed Assets in municipal securities that are rated Ba/BB or below by Moody's, S&P or Fitch or that are unrated but judged to be of comparable quality by the Advisors. Bonds rated Ba/BB or below are regarded as having predominately speculative characteristics with respect to the issuer's capacity to pay interest and repay principal, and these bonds are commonly referred to as "junk bonds." These securities are subject to a greater risk of default. The prices of these lower grade securities are more sensitive to negative developments, such as a decline in the issuer's revenues or a general economic downturn, than are the prices of higher grade securities. Lower grade securities tend to be less liquid than investment grade securities and the market values of lower grade securities tend to be more volatile than investment grade securities. See "Risks—Credit Risk."

General Municipal Securities Market Risk. Economic exposure to the municipal securities market involves certain risks. The Trust's economic exposure to municipal securities includes municipal securities in the Trust's portfolio and municipal securities to which the Trust is exposed through the ownership of TOBs Residuals . The municipal market is one in which dealer firms make markets in bonds on a principal basis using their proprietary capital, and during the recent market turmoil these firms’ capital was severely constrained. As a result, some firms were unwilling to commit their capital to purchase and to serve as a dealer for municipal bonds. Certain municipal securities may not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. The amount of public information available about the municipal securities to which the Trust is economically exposed is generally less than that for corporate equities or bonds, and the investment performance of the Trust may therefore be more dependent on the analytical abilities of the Advisor or Sub-Advisor than would be, for example, a stock fund.  The secondary market for municipal securities, particularly the below investment grade bonds to which the Trust may be economically exposed, also tends to be less well-developed or liquid than many other securities markets, which may adversely affect the ability to sell such bonds at attractive prices.   In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations. The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments. The taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity’s credit will depend on many factors, including the entity’s tax base, the extent to which the entity relies on federal or state aid, and other factors which are beyond the entity’s control. In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipalities to levy taxes.

Revenue bonds issued by state or local agencies to finance the development of low-income, multi-family housing involve special risks in addition to those generally associated with municipal securities, including that the underlying properties may not generate sufficient income to pay expenses and interest costs. Such securities are generally non-recourse against the property owner, may be junior to the rights of others with an interest in the properties, may pay interest that changes based in part on the financial performance of the property, may be prepayable without penalty and may be used to finance the construction of housing developments which, until completed and rented, do not generate income to pay interest. Increases in interest rates payable on senior obligations may make it more difficult for issuers to meet payment obligations on subordinated bonds.  See "Risks—General Municipal Securities Market Risk."

Special Risks Related to Certain Municipal Securities. The Trust may invest in municipal leases and certificates of participation in such leases. Municipal leases and certificates of participation involve special risks not normally associated with general obligations or revenue bonds. Such leases or contracts may be subject to the temporary abatement of payments in the event the governmental issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and may result in a delay in recovering or the failure to fully recover the Trust's original investment. In the event of non-appropriation, the issuer would be in default and taking ownership of the assets may be a remedy available to the Trust, although the Trust does not anticipate that such a remedy would normally be pursued. To the extent that the Trust invests in unrated municipal leases or participates in such leases, the credit quality rating and risk of cancellation of such unrated leases will be monitored on an ongoing basis. Certificates of participation, which represent interests in unmanaged pools of municipal leases or installment contracts, involve the same risks as the underlying municipal leases. In addition, the Trust may be dependent upon the municipal authority issuing the certificates of participation to exercise remedies with respect to the underlying securities. Certificates of participation also entail a risk of default or bankruptcy, both of the issuer of the municipal lease and also the municipal agency issuing the certificate of participation.

Call and Redemption Risk. A municipal security's issuer may call the security for redemption before it matures. If this happens to a municipal security that the Trust holds, the Trust may lose income and may have to invest the proceeds in municipal securities with lower yields. See "Risks—Call and Redemption Risk."

Below Investment Grade Securities Risk. The Trust may invest up to 20% of its Managed Assets in securities that are rated below investment grade, which are commonly referred to as "junk bonds" and are regarded as predominately speculative with respect to the issuer's capacity to pay interest and repay principal.

Lower grade securities may be particularly susceptible to economic downturns. It is likely that an economic recession could disrupt severely the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities. See "Risks—Current Economic Conditions—Credit Crisis Liquidity and Volatility Risk."

Lower grade securities, though high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The retail secondary market for lower grade securities may be less liquid than that for higher rated securities. Adverse conditions could make it difficult at times for the Trust to sell certain securities or could result in lower prices than those used in calculating the Trust's net asset value. Because of the substantial risks associated with investments in lower grade securities, you could lose money on your investment in common shares of the Trust, both in the short-term and the long-term. See "Risks—Below Investment Grade Securities Risk."

Reinvestment Risk. Reinvestment risk is the risk that income from the Trust's portfolio will decline if and when the Trust invests the proceeds from matured, traded or called municipal securities at market interest rates that are below the portfolio's current earnings rate. A decline in income could affect the common share's market price or your overall returns. See "Risks—Reinvestment Risk."

Tender Option Bonds Risk. TOBs Residuals are derivative municipal securities that have embedded in them the risk of economic leverage. There is no assurance that the Trust's strategy of using TOBs Residuals to leverage its assets will be successful.

Distributions on TOBs Residuals will bear an inverse relationship to short-term municipal bond interest rates. Distributions on the TOBs Residuals paid to the Trust will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. The amount of such reduction or increase is a function, in part, of the amount of TOBs Floaters sold by the issuer of these securities relative to the amount of the TOBs Residual s that it sells. The greater the amount of TOBs Floaters sold relative to the TOBs Residuals, the more volatile the distributions on the TOBs Residuals will be. Short-term interest rates are at historic lows and may be more likely to rise in the current market environment.

The Trust's use of TOBs Residuals will create economic leverage. Any economic leverage achieved through the Trust's investment in TOBs Residuals will create an opportunity for increased common share net income and returns, but will also create the possibility that common share long-term returns will be diminished if the cost of the TOBs Floaters exceeds the return on the securities in the TOBs Issuer. See "Risks—Leverage Risk." If the income and gains earned on municipal securities owned by a TOBs Issuer are greater than the payments due on the TOBs Floaters, the Trust's returns will be greater than if it had not invested in the TOBs Residual.

The Trust has no current intention of investing in recourse TOBs Residuals.   However, circumstances may change and it is possible that in the future the Trust may elect to invest in recourse TOBs Residuals to leverage its portfolio.  If the Trust uses recourse TOBs Residuals, the liquidity provider may seek recourse against assets of the Trust and the Trust may have to pay the liquidity provider the difference between the purchase price of any TOBs Floaters put to the liquidity provider by third party investors and the proceeds realized by the liquidity provider from the remarketing of those TOBs Floaters or the sale of the assets in the TOBs Issuer, which could cause the Trust to lose money in excess of its investment in a TOBs Issuer.

Although the Trust generally would unwind a TOBs transaction rather than try to sell a TOBs Residual, if it did try to sell a TOBs Residual its ability to do so would depend on the liquidity of the TOBs Residual.  TOBs Residuals have varying degrees of liquidity based, among other things, upon the liquidity of the underlying securities deposited in the TOBs Issuer . The market price of TOBs Residuals are more volatile than the underlying securities due to leverage.  The leverage attributable to TOBs Residuals may be "called away" on relatively short notice and therefore may be less permanent than more traditional forms of leverage. In certain circumstances, the likelihood of an increase in the volatility of net asset value and market price of the common shares may be greater for a fund that relies primarily on TOBs Residuals to achieve a desired effective leverage ratio. The Trust may be required to sell its TOBs Residuals at less than favorable prices, or liquidate other Trust portfolio holdings in certain circumstances, including, but not limited to, the following:

•      If the Trust has a need for cash and the securities in the TOBs Issuer are not actively trading due to adverse market conditions;

•      If sponsors of TOBs Issuers (as a collective group or individually) experience financial hardship and consequently seek to terminate

TOBs Issuers sponsored by them ; and

•      If the value of an underlying security declines significantly (to a level below the notional value of the TOBs Floaters issued by the TOBs Issuer) and if additional collateral has not been posted by the Trust.

The Trust may invest in taxable TOBs Residuals , issued by TOBs Issuers formed with taxable municipal securities. The market for such taxable TOBs Residuals is relatively new and undeveloped. Initially, there may be a limited number of counterparties , which may increase the credit risk, counterparty risk, liquidity risk and other risks of investing in taxable TOBs Residuals . See "Risks—Tender Option Bonds Risk."

General Leverage Risk.  The use of leverage creates an opportunity for increased common share net investment income dividends, but also creates risks for the holders of common shares. Leverage is a speculative technique that exposes the Trust to greater risk and increased costs than if it were not implemented. Increases and decreases in the value of the Trust's portfolio will be magnified when the Trust uses leverage. As a result, leverage may cause greater changes in the Trust's net asset value. The Trust will also have to pay interest on its borrowings, if any, which may reduce the Trust's return. This interest expense may be greater than the Trust's return on the underlying investment. The Trust's leveraging strategy may not be successful.

If the Trust enters into a credit facility, the Trust may be required to prepay outstanding amounts or incur a penalty rate of interest upon the occurrence of certain events of default. The Trust would also likely have to indemnify the lenders under the credit facility against liabilities they may incur in connection therewith. In addition, the Trust expects that any credit facility would contain covenants that, among other things, likely would limit the Trust's ability to pay distributions in certain circumstances, incur additional debt, change certain of its investment policies and engage in certain transactions, including mergers and consolidations, and require asset coverage ratios in addition to those required by the Investment Company Act. The Trust may be required to pledge its assets and to maintain a portion of its assets in cash or high-grade securities as a reserve against interest or principal payments and expenses.

Reverse repurchase agreements involve the risks that the interest income earned on the investment of the proceeds will be less than the interest expense and Trust expenses, that the market value of the securities sold by the Trust may decline below the price of the securities the Trust is obligated to repurchase and that the securities may not be returned to the Trust. There is no assurance that reverse repurchase agreements can be successfully employed.

Although the Trust does not have any immediate intention to do so, the Trust may in the future issue Preferred Shares as a form of financial leverage. Any such Preferred Shares of the Trust would be senior to the Trust's common shares, such that holders of Preferred Shares , would have priority over the distribution of the Trust's assets, including dividends and liquidating distributions. If Preferred Shares are issued and outstanding, holders of the Preferred Shares would elect two trustees of the Trust, voting separately as a class.

The Trust may also use leverage through its investments in TOBs Residuals. See "Risks—Tender Option Bonds Risk."   The Trust anticipates that the money borrowed for investment purposes will pay interest based on shorter-term interest rates that would be periodically reset. So long as the Trust's portfolio provides a higher rate of return, net of expenses, than the interest rate on borrowed money, as reset periodically, the leverage may cause the holders of common shares to receive a higher current rate of return than if the Trust were not leveraged. If, however, long-term and/or short-term rates rise, the interest rate on borrowed money could exceed the rate of return on securities held by the Trust, reducing return to the holders of common shares. Recent developments in the credit markets may adversely affect the ability of the Trust to borrow for investment purposes and may increase the costs of such borrowings, which would reduce returns to the holders of common shares.

There is no assurance that a leveraging strategy will be successful. Leverage involves risks and special considerations for common shareholders, including:

• the likelihood of greater volatility of net asset value, market price and dividend rate of the common shares than a comparable portfolio without leverage;

•      the risk that fluctuations in interest rates on borrowings and short-term debt or in the interest or dividend rates on any leverage that the Trust must pay will reduce the return to the common shareholders;

•      the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the common shares than if the Trust were not leveraged, which may result in a greater decline in the market price of the common shares;

• when the Trust uses financial leverage, the investment advisory fees payable to the Advisors will be higher than if the Trust did not use leverage; and

• leverage may increase operating costs, which may reduce total return.

The use of reverse repurchase agreements and recourse Residual TOBs will require the Trust to segregate assets to cover its obligations (or, if the Trust borrows money or issues Preferred Shares, to maintain asset coverage in conformity with the requirements of the Investment Company Act). While the segregated assets may be invested in liquid securities, they may not be used for other operational purposes. Consequently, the use of leverage may limit the Trust's flexibility and may require that the Trust sell other portfolio investments to pay Trust expenses, to maintain assets in an amount sufficient to cover the Trust's leveraged exposure or to meet other obligations at a time when it may be disadvantageous to sell such assets.

Certain types of borrowings by the Trust may result in the Trust being subject to covenants in credit agreements relating to asset coverage and portfolio composition requirements. The Trust may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for the short-term corporate debt securities or preferred shares issued by the Trust. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the Investment Company Act. The Advisors do not believe that these covenants or guidelines will impede them from managing the Trust's portfolio in accordance with the Trust's investment objectives and policies. See "Leverage" and "Risks—Leverage Risk."

The Trust may invest in the securities of other investment companies. Such securities may also be leveraged and will therefore be subject to the leverage risks described above. This additional leverage may in certain market conditions reduce the net asset value of the Trust's common shares and the returns to the holders of common shares.

Volatility Risk.    The use of leverage by the Trust will cause the net asset value, and possibly the market price, of the Trust's common shares to fluctuate significantly in response to changes in interest rates and other economic indicators. In addition, the Trust may invest up to 20% of its Managed Assets in below investment grade municipal securities, which may be less liquid and therefore more volatile than investment grade municipal securities. As a result, the net asset value and market price of the common shares of the Trust will be more volatile than those of a closed-end investment company that is not exposed to leverage or that does not invest in below investment grade municipal securities.

Current Economic Conditions — Credit Crisis Liquidity and Volatility Risk. The markets for credit instruments have experienced periods of extreme illiquidity and volatility since the latter half of 2007. General market uncertainty and consequent repricing risk have led to market imbalances of sellers and buyers, which in turn have resulted in significant valuation uncertainties in a variety of debt securities, including municipal securities. These conditions resulted, and in many cases continue to result in, greater volatility, less liquidity, widening credit spreads and a lack of price transparency, with many debt securities remaining illiquid and of uncertain value. Such market conditions may make valuation of some of the Trust's municipal securities uncertain and/or result in sudden and significant valuation increases or declines in its holdings. In addition, illiquidity and volatility in the credit markets may directly and adversely affect the setting of dividend rates on the common shares.

In response to the recent national economic downturn, governmental cost burdens may be reallocated among federal, state and local governments. Also, as a result of the downturn, many state and local governments have experienced significant reductions in revenues and consequently difficulties meeting ongoing expenses. As a result, certain of these state and local governments may have difficulty paying principal or interest on their outstanding debt and may experience ratings downgrades of their debt. Also, issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, holders of municipal securities could experience delays in collecting principal and interest and such holders may not, in all circumstances, be able to collect all principal and interest to which they are entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Trust may take possession of and manage the assets securing the issuer's obligations on such securities, which may increase the Trust's operating expenses

In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipalities to levy taxes. In addition to actions taken at the federal level, municipalities might seek protection under the bankruptcy laws, thereby affecting the repayment of their outstanding debt.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investment will be worth less in the future, as inflation decreases the value of money. As inflation increases, the real value of the common shares and distributions on those shares can decline. In addition, during any periods of rising inflation, interest rates on any borrowings by the Trust would likely increase, which would tend to further reduce returns to the holders of common shares. See "Risks—Inflation Risk."

Non-Diversification Risk.    The Trust has registered as a ''non-diversified'' investment company under the Investment Company Act. For Federal income tax purposes, the Trust, with respect to up to 50% of its total assets, will be able to invest more than 5% (but not more than 25%, except for investments in United States government securities and securities of other regulated investment companies, which are not limited for tax purposes) of the value of its total assets in the obligations of any single issuer or the securities of one or more qualified publicly traded partnerships. To the extent the Trust invests a relatively high percentage of its assets in the obligations of a limited number of issuers, the Trust may be more susceptible than a more widely diversified investment company to any single economic, political or regulatory occurrence.  See "Risks—Non-Diversification Risk."

Economic Sector and Geographic Risk. The Trust , as a fundamental policy, may not invest 25% or more of the value of its Managed Assets in any one industry.  However, this limitation does not apply to municipal securities (including BABs), other than those municipal securities backed only by the assets and revenues of non-governmental issuers.  As such, the Trust may invest 25% of more of its Managed Assets in municipal securities of issuers in the same state (or U.S. Territory) or in the same economic sector .  If the Trust does so, this may make it more susceptible to adverse economic, political or regulatory occurrences affecting a particular state or economic sector. See "Risks—Economic Sector and Geographic Risk" herein and "Investment Policies and Objectives—Investment Restrictions" in the Trust's Statement of Additional Information.

Market Disruption and Geopolitical Risk. The aftermath of the war in Iraq, instability in Afghanistan, Pakistan and the Middle East and terrorist attacks in the United States and around the world may result in market volatility, may have long-term effects on the U.S. and worldwide financial markets and may cause further economic uncertainties in the United States and worldwide. The Trust does not know how long the securities markets may be affected by these events and cannot predict the effects of the occupation or similar events in the future on the U.S. economy and securities markets.

The Trust may be adversely affected by uncertainties such as terrorism, international political developments, and changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of the countries in which  it may be invested. See "Risks—Market Disruption and Geopolitical Risk."

U.S. Government-Sponsored Agencies Risk. While certain U.S. Government-sponsored agencies, such as the Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA"), may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury, and therefore may lose value. On September 7, 2008, the Federal Housing Finance Agency ("FHFA"), a new independent regulatory agency, placed FNMA and FHLMC into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. In addition, a July, 2009 congressional report issued by the Committee on Oversight and Government Reform noted that the FNMA and FHLMC's role in the financial crisis "was significant and has received too little attention."

Strategic Transactions Risk. The Trust may engage in Strategic Transactions for hedging and risk management purposes or to enhance total return.  Strategic Transactions involve the use of derivative instruments.  The use of Strategic Transactions to enhance total return may be particularly speculative. Strategic Transactions involve risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction and illiquidity of the derivative instruments. Furthermore, the Trust's ability to successfully use Strategic Transactions depends on the Advisors' ability to predict pertinent market movements, which cannot be assured. The use of Strategic Transactions may result in losses greater than if they had not been used, may require the Trust to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Trust can realize on an investment or may cause the Trust to hold a security that it might otherwise sell. Additionally, amounts paid by the Trust as premiums and cash or other assets held in margin accounts with respect to Strategic Transactions are not otherwise available to the Trust for investment purposes.  See "Risks—Strategic Transactions Risks."  In addition, please see the Trust's Statement of Additional Information for a more detailed description of Strategic Transactions and the various derivative instruments the Trust may use and the various risks associated with them.

Counterparty Risk. The Trust will be subject to credit risk with respect to the counterparties to the derivative contracts purchased by the Trust. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Trust may experience significant delays in obtaining any recovery under the derivative contract in bankruptcy or other reorganization proceeding. The Trust may obtain only a limited recovery or may obtain no recovery in such circumstances. See "Risks—Counterparty Risk."

Insurance Risk. The Trust may purchase municipal securities that are secured by insurance, bank credit agreements or escrow accounts. The credit quality of the companies that provide such credit enhancements will affect the value of those securities.  Many significant providers of insurance for municipal securities have recently incurred significant losses as a result of exposure to sub-prime mortgages and other lower credit quality investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. As a result, such losses have reduced the insurers' capital and called into question their continued ability to perform their obligations under such insurance if they are called upon to do so in the future. As concern has increased about the balance sheets of insurers, prices on insured bonds—especially those bonds issued by weaker underlying credits—declined. Most insured bonds are currently being valued according to their fundamentals as if they were uninsured. The insurance feature of a municipal security normally provides that it guarantees the full payment of principal and interest when due through the life of an insured obligation, but does not guarantee the market value of the insured obligation or the net asset value of the common shares represented by such insured obligation. See "Risks—Insurance Risk."

Legislation Risk.  At any time after the date of this Prospectus, legislation may be enacted that could negatively affect the assets of the Trust or the issuers of such assets. Changing approaches to regulation may have a negative impact on the entities in which the Trust invests. Legislation or regulation may also change the way in which the Trust itself is regulated. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Trust or will not impair the ability of the Trust to achieve its investment objective.  See "Risks—Legislation Risk."

Portfolio Turnover Risk.  The Trust’s annual portfolio turnover rate may vary greatly from year to year. Portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Trust. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Trust. High portfolio turnover may result in an increased realization of net short-term capital gains by the Trust which, when distributed to common shareholders, will be taxable as ordinary income. Additionally, in a declining market, portfolio turnover may create realized capital losses.  See "Risks—Portfolio Turnover Risk."

Deflation Risk. Deflation risk is the risk that prices throughout the economy decline over time, which may have an adverse effect on the market valuation of companies, their assets and revenues. In addition, deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Trust's portfolio. See "Risks—Deflation Risk."

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Illiquid Securities Risk. The market for municipal securities is generally smaller than other markets, resulting in heightened liquidity risk. The Trust may invest in municipal securities and other instruments that, at the time of investment, are illiquid. Illiquid securities are securities that are not readily marketable and may include some restricted securities, which are securities that may not be resold to the public without an effective registration statement under the Securities Act of 1933, as amended (the "Securities Act"), if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Trust or at prices approximating the value at which the Trust is carrying the securities on its books. See "Risks—Illiquid Securities Risk."

Anti-Takeover Provisions. The Trust's Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Trust or convert the Trust to open-end status. These provisions could deprive the holders of common shares of opportunities to sell their common shares at a premium over the then current market price of the common shares or at net asset value. In addition, if the Trust issues Preferred Shares , the holders of the Preferred Shares  will have voting rights that could deprive holders of common shares of such opportunities. See "Certain Provisions in the Agreement and Declaration of Trust."

SUMMARY OF TRUST EXPENSES

The following table assumes the use of leverage in an amount equal to 35% of the Trust's Managed Assets (after the proceeds from the leverage are invested), and shows Trust expenses as a percentage of net assets attributable to common shares, and in footnote (4), as a percentage of net assets attributable to common shares assuming no leverage is utilized.  The following table should not be considered a representation of our future expenses. Actual expenses may be greater or less than shown. Except where the context suggests otherwise, whenever this Prospectus contains a reference to fees or expenses paid by " you " or " us " or that " we " will pay fees or expenses, stockholders will indirectly bear such fees or expenses as investors in the Trust.

Shareholder transaction expenses

Sales load paid by you (as a percentage of offering price)	4.50%
Offering expenses borne by the trust (as a percentage of offering price)(1) (2)	____%
Dividend reinvestment plan fees	None (3)

Percentage of net assets attributable to common shares (assuming the use of leverage) (4)
Annual expenses
Management fees	%
Interest Expense	%
Other expenses	%
Total annual expenses	____% (5)
_______________________
(1)
The Trust will pay its organizational costs in full out of its seed capital prior to completion of this offering. The Trust will pay offering expenses of the Trust (other than the sales load) up to $0.04 per common share, which may include a reimbursement of BlackRock Advisors' expenses incurred in connection with this offering. BlackRock Advisors has agreed to pay such offering expenses of the Trust (other than the sales load, and not including the Trust's organizational costs) to the extent that offering expenses (other than the sales load) exceed $    per common share. Any offering cost paid by the Trust will be deducted from the proceeds of the offering received by the Trust.

(2)
BlackRock Advisors has agreed to pay from its own assets a structuring fee to each of          ,             and              .   BlackRock Advisors may pay certain qualifying underwriters a structuring fee, sales incentive fee or additional compensation in connection with the offering. See “Underwriting.”

(3)	You will be charged a $ service charge and pay brokerage charges if you direct the PlanAdministrator (as defined below) to sell your common shares held in a dividend reinvestment account.

(4)	Assumes effective leverage of % of the Fund's net assets attributable to common shares ( % of the Trust's Managed Assets).

(5)
The table presented below estimates what the Trust's annual expenses would be stated as percentages of the Trust's net assets attributable to common shares. This table assumes the Trust is the same size as in the table above, but unlike the table above, assumes that no leverage is used. In accordance with these assumptions, the Trust's expenses would be estimated to be as follows:

Percentage of net assets attributable to common shares (assuming no leverage is used)
Annual expenses
Management fees	%
Other expenses	%
Total annual expenses	%

The purpose of the table above and the example below is to help you understand all fees and expenses that you, as a holder of common shares, would bear directly or indirectly. The expenses shown in the table under "Other Expenses" and "Net Annual Expenses" are based on estimated amounts for the Trust's first full year of operations and assume that the Trust issues          common shares. If the Trust issues fewer common shares, all other things being equal, these expenses would increase. See "Management of the Trust" and "Dividend Reinvestment Plan."

The following example illustrates the expenses (including the sales load of $45) that you would pay on a $1,000 investment in common shares, assuming (1) total net annual expenses of     % of net assets attributable to common shares in years 1 through 10, and (2) a 5% annual return(1):

	1 Year	3 Years	5 Years	10 Years
Total expenses incurred	$	$	$	$
_______________________
(1)
The example should not be considered a representation of future expenses. The example assumes that the estimated "Other Expenses" set forth in the Annual Expenses table are accurate and that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Trust's actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

THE TRUST

The Trust is a newly organized, non-diversified, closed-end management investment company registered under the Investment Company Act. The Trust was organized as a Delaware statutory trust on June 7, 2010, pursuant to an Agreement and Declaration of Trust, governed by the laws of the State of Delaware. The Trust has no operating history.  The Trust's principal office is located at 100 Bellevue Parkway, Wilmington, Delaware 19809, and its telephone number is (800) 882-0052.

USE OF PROCEEDS

The net proceeds of the offering of common shares will be approximately $             ($             if the Underwriters exercise the over-allotment option in full) after payment of the estimated organizational and offering costs. The Trust will invest the net proceeds of the offering in accordance with the Trust's investment objectives and policies as stated below. We currently anticipate that the Trust will be able to invest all of the net proceeds in accordance with the Trust's investment objectives and policies within approximately three months after the completion of this offering. Pending such investment, it is anticipated that the proceeds will be invested in short-term, tax-exempt or taxable investment grade securities.

THE TRUST'S INVESTMENTS

Investment Objectives and Policies

The Trust's primary investment objective is to seek high current income, with a secondary objective of capital appreciation. There can be no assurance that the Trust will achieve its investment objectives.

The Trust seeks to achieve its investment objectives by investing primarily in a portfolio of BABs. The Trust believes there could be an opportunity to capitalize on the developing market for BABs by investing in taxable municipal issues at attractive market yields relative to the yields on equivalently rated corporate bonds.  BlackRock Advisors will use its in-depth expertise in the municipal securities market to assemble the Trust's portfolio.  As market conditions permit and based upon the Advisor's assessment of the interest rate environment, the Trust may opportunistically hedge its duration in an attempt to protect against the risk of rising interest rates, although no assurance can be given that this strategy will be successful.   Rather than manage duration to a benchmark, the Advisor will have the flexibility to be longer or shorter benchmark duration consistent with its views on interest rates .

Under normal market conditions, the Trust will invest at least 80% of its Managed Assets in BABs. This investment policy may be changed by the Trust's board of trustees upon 60 days' prior notice to shareholders. The Trust may invest up to 20% of its Managed Assets in securities other than BABs, including taxable municipal securities that do not qualify for federal subsidy payments under the Act , tax-exempt municipal securities, U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities .   Under normal market conditions , the Trust will invest at least 80% of its Managed Assets in securities that at the time of investment are investment grade quality.  Investment grade quality securities are securities rated within the four highest grades ( '' Baa '' or '' BBB '' or better by Moody's, S&P or Fitch) or securities that are unrated but judged to be of comparable quality by the Advisor or the Sub-Advisor. The Trust may invest up to 20% of its Managed Assets in securities that at the time of investment are rated below investment grade quality by Moody's, S&P or Fitch or that are unrated but judged to be of comparable quality by the Advisor or the Sub-Advisor. Certain of the Trust's investments may be illiquid.

BABs are taxable municipal securities issued by state and local governments. Municipal securities include, among other things, bonds, notes, leases and certificates of participation.  Municipal securities may be structured as callable or non-callable, may have payment forms that include fixed-coupon, variable rate and zero coupon, and may include capital appreciation bonds, floating rate securities, inverse floating rate securities (including TOBs Residuals), inflation-linked securities and other derivative instruments that replicate investment exposure to such securities.  BABs, as municipal securities, may be structured in any of the foregoing ways and new versions of BABs may be offered in the future.  The Trust may invest in any of these BABs or municipal securities, and may acquire them through investments in pooled vehicles, partnerships or other investment companies. The Trust may also purchase BABs and other municipal securities representing a wide range of sectors and purposes.

The Trust may purchase municipal securities that are additionally secured by insurance, bank credit agreements or escrow accounts. The credit quality of companies which provide these credit enhancements will affect the value of those securities. Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price paid for insured obligations may reduce the Trust's income.  Insurance generally will be obtained from insurers with a claims-paying ability rated Baa or BBB or better by Moody's, S&P or Fitch. The insurance feature does not guarantee the market value of the insured obligations or the net asset value of the common shares. The Trust may purchase insured  securities and may purchase insurance for bonds in its portfolio.  See "Risks–Insurance Risk."

The credit quality policies noted above apply only at the time a security is purchased, and the Trust is not required to dispose of a security in the event that a rating agency downgrades its assessment of the credit characteristics of a particular issue. In determining whether to retain or sell such a security, the Advisors may consider such factors as their assessment of the credit quality of the issuer of such security, the price at which such security could be sold and the rating, if any, assigned to such security by other rating agencies. A general description of the ratings of S&P, Moody's and Fitch of municipal securities is set forth in Appendix A to the Statement of Additional Information.

The Trust may implement various temporary "defensive" strategies at times when the Advisors determine that conditions in the markets make pursuing the Trust's basic investment strategy inconsistent with the best interests of its shareholders. These strategies may include investing all or a portion of the Trust's assets in U.S. Government obligations and high-quality, short-term debt securities that may be either tax-exempt or taxable. See "The Trust's Investment's—Portfolio Composition and Other Information—Short-Term Debt Securities; Temporary Defensive Position; Invest-Up Period."

Unless otherwise stated herein or in the Statement of Additional Information, the Trust's investment objectives and policies are non-fundamental policies and may changed by the board of trustees of the trust.

Build America Bonds

BABs are taxable municipal securities that include bonds issued by state and local governments to finance capital projects such as public schools, roads, transportation infrastructure, bridges, ports and public buildings, among others, pursuant to the Act. Unlike investments in most other municipal securities, interest received on BABs is subject to federal income tax and may be subject to state income tax.

Enacted in February 2009, the Act was intended in part to assist state and local governments in financing capital projects at lower net borrowing costs through direct subsidies designed to stimulate state and local infrastructure projects, create jobs and encourage non-traditional municipal security investors. The Act authorizes state and local governments to issue taxable bonds on which, assuming certain specified conditions are satisfied, issuers may either

(i) receive payments from the U.S. Treasury equal to a specified percentage of its interest payments (direct pay BABs) or (ii) cause investors in the bonds to receive federal tax credits (in the case of tax credit BABs).

Based on current market conditions, the Trust will invest in direct pay BABs and not in tax credit BABs.  Under the terms of the Act, issuers of direct pay BABs are entitled to receive reimbursement from the U.S. Treasury currently equal to 35% (or 45% in the case of Recovery Zone Economic Development Bonds) of the interest paid on the bonds, which allows such issuers to issue bonds that pay interest rates that are expected to be competitive with the rates typically paid by private bond issuers in the taxable fixed income market. Although the U.S. Treasury subsidizes an issuer's payments of interest on BABs, it does not guarantee the issuer will be able to make principal or interest payments .   Bonds issued after December 31, 2010 (referred to as the "sunset") currently will not qualify as BABs unless the relevant provisions of the Act are extended or similar legislation is enacted that provides for municipal issuers to elect to issue taxable municipal securities and receive from the U.S. Treasury direct pay federal subsidies to offset a portion of the interest costs incurred over the full term of such taxable municipal securities. As currently enacted, the Act contains no budgetary limit on issuances through the BABs program through the sunset. Currently under the Act, BABs cannot be used to finance private, non-municipal activities, and can only be used to fund capital expenditures. The proceeds of BAB issuances are used for public benefit, and generally support facilities that meet such essential needs as water, electricity, transportation, and education. Moreover, many BABs are general obligation bonds, which are backed by the full faith and taxing power of the state and local governments issuing them.

The Obama administration and Congress are considering a variety of proposals to extend or modify the BABs program, including changes that would make it permanent, reduce the amount of the subsidy, and allow proceeds to be used for certain private, non-municipal activities or for refinancing capital expenditures. It cannot be predicted whether these proposals or other changes in the BABs program will be enacted, nor can it be predicted whether such proposals or changes, if enacted, will have a positive or negative effect on the Trust. Most recently, the House of Representatives passed The American Jobs and Closing Tax Loopholes Act, which contains provisions that would extend the BABs program until 2012 with subsidies reduced to 32% in 2011 and 30% in 2012.  In addition, provisions in the aforementioned act would permit issuers to use sale proceeds to refund existing BABs.  The Senate, as of the date of this Prospectus, has not passed The American Jobs and Closing Tax Loopholes Act.  As such, the BABs program has not been extended.  There can be no assurance that the Senate will pass The American Jobs and Closing Tax Loopholes Act or, if they do, that it will contain the same provisions with respect to the extension of the BABs program contained in the House version.

If, for any twenty-four month period ending on or prior to December 31, 2014, there are no new issuances of Build America Bonds or other taxable municipal securities with interest payments subsidized by the U.S. Government through direct pay subsidies, the Trust may, among other things, change the non-fundamental investment policies that govern the Trust's permissible investments and/or terminate the Trust .  See "—Contingent Review Provision" below for additional information.

On March 18, 2010, the State of Florida announced that it temporarily suspended the new issuance of BABs as a result of its uncertainty relating to the IRS Offset Rule, which allows for the possibility that subsidy payments received by issuers of BABs may be subject to offset against amounts owed by them to the federal government. At this time, Florida's action pertains only to certain issuance by the state and does not govern the potential issuance of BABs by any local municipality or other public agencies, commissions or authorities within the State of Florida. However, if other BAB issuers were to suspend the new issuance of BABs due to the IRS Offset Rule, as Florida has done, this could then have a negative impact on the developing BABs market. The possibility of such offsets has been recognized since the inception of the BABs program.  The IRS has broad regulatory authority to develop special rules to adapt or tailor the procedural framework implementing the BABs program, but it has not issued any guidance with respect to the operation of the IRS Offset Rule . In May 2010, the IRS withheld subsidies from several states and municipalities, including Austin, Texas and the State of Maryland.  The IRS has stated that less than 2% of all subsidy payments have been withheld for O ffsets but has not provided an exact dollar figure.  BlackRock Advisors believes the IRS Offset Rule is understood by potential BAB issuers. BlackRock Advisors does not believe that the State of Florida's announcement or the May 2010 offsets will have an adverse impact on the future of BAB issuance in general or on the Trust, although no assurance can be given in this regard.  In addition, the IRS may audit the state agencies issuing BAB and such audits may result in negative consequences for the BAB issuers being audited. See "Risks—Build America Bonds Risks."

Contingent Review Provision

Under its Declaration of Trust, the Trust has no limitation on its term of existence.  While the Advisors expect the Trust to maintain a perpetual life, to accommodate the possibility that the BABs program will not be extended, in the event that, for any twenty-four month period ending on or prior to December 31, 2014, there are no new issuances of BABs or other taxable municipal securities with interest payments subsidized by the U.S. Government through direct pay subsidies, the Trust's board of trustees will undertake an evaluation of potential actions with respect to the Trust.  Such issuances may cease if the current legislation authorizing the U.S. government subsidy for the issuances is not extended beyond December 31, 2010, and no similar legislation is enacted. Under the Contingent Review Provision, such potential actions may include, among other things, changes to the non-fundamental investment policies that govern the Trust's permissible investments such that the Trust broadens its primary investment focus to taxable municipal securities generally and/or the termination of the Trust. Pursuant to the terms of the Declaration of Trust, the Trust can be terminated at any time by action of the board of trustees.  If the Trust is terminated, the Trust will distribute all of its net assets to shareholders of record as of the date of termination after providing for all obligations of the Trust . During such period, the Trust may not be able to invest in accordance with its investment policies as it winds down its portfolio.  No assurance can be given as to how long it will take to liquidate the Trust's portfolio and make a final liquidating distribution. The Trust's investment objectives and policies are not designed to seek to return to investors who purchase common shares in this offering the amount of their initial investment on the termination date, as applicable, and such initial investors and any investors who purchase common shares after the completion of the offering may receive more or less than their original investment upon termination.

Portfolio Composition and Other Information

The Trust's portfolio will be composed principally of the following investments. Additional details of the Trust's investment policies and restrictions and more detailed information about the Trust's portfolio investments are contained in the Statement of Additional Information.

Municipal Securities

The Trust may invest in taxable municipal securities and tax-exempt municipal securities, including municipal bonds and notes, certificates of participation, other securities issued to finance and refinance public projects, and other related securities and derivative instruments creating exposure to municipal bonds , notes and securities .   Municipal securities are often issued by state and local governmental entities to finance or refinance public projects such as roads, schools, and water supply systems. Municipal securities may also be issued on behalf of private entities or for private activities, such as housing, medical and educational facility construction, or for privately owned transportation, electric utility or pollution control projects. Municipal securities may be issued on a long term basis to provide permanent financing. The repayment of such debt may be secured generally by a pledge of the full faith and credit taxing power of the issuer, a limited or special tax, or any other revenue source, including project revenues, which may include tolls, fees and other user charges, lease payments and mortgage payments. Municipal securities may also be issued to finance projects on a short-term interim basis, anticipating repayment with the proceeds of the later issuance of long-term debt.

The yields on municipal securities are dependent on a variety of factors, including prevailing interest rates and the condition of the general money market and the municipal securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A municipal security's market value generally will depend upon its form, maturity, call features, and interest rate, as well as the credit quality of the issuer, all such factors examined in the context of the municipal securities market and interest rate levels and trends. The market value of municipal securities will vary with changes in interest rate levels and as a result of changing evaluations of the ability of bond issuers to meet interest and principal payments.

BABs offer an alternative form of financing for state and local government entities whose primary means for accessing the capital markets traditionally has been through issuance of tax-exempt municipal securities. BABs are taxable municipal obligations issued pursuant to the Act or other legislation providing for the issuance of taxable municipal securities on which the issuer receives federal subsidy payments . Enacted in February 2009 with the intent to assist state and local governments in financing capital projects at lower borrowing costs, the Act authorizes state and local governments to issue taxable bonds on which, assuming certain specified conditions are satisfied, issuers may either (i) receive payments from the U.S. Treasury equal to a specified percentage of their interest payments (in the case of direct pay BABs) or (ii) cause investors in the bonds to receive federal tax credits (in the case of tax credit BABs). Unlike most other municipal obligations, interest received on BABs is subject to federal income tax and may be subject to state income tax. Under the terms of the Act, issuers of direct pay BABs are entitled to receive payments from the U.S. Treasury currently equal to 35% (or 45% in the case of Recovery Zone Economic Development Bonds) of the interest paid on the bonds. Holders of tax credit BABs receive a federal tax credit currently equal to 35% of the coupon interest received. While the U.S. Treasury subsidizes the interest paid on BABs, it does not guarantee their principal or interest payments.  Under current market conditions, because the Trust will invest in direct pay BABs and not in tax credit BABs, the Trust does not expect to receive (or pass through to common shareholders) tax credits as a result of its investments.  The federal interest subsidy or tax credit continues for the life of the bonds.

Issuance of BABs commenced in April 2009 and bonds issued after December 31, 2010 will not qualify as BABs unless the relevant provisions of the Act are extended.

Tender Option Bonds

The Trust may leverage its assets through the use of TOBs Issuers.  A TOBs Issuer is established by a third party sponsor forming a special purpose trust into which the Trust, or an agent on behalf of the Trust, transfers BABs or other municipal securities.  A TOBs Issuer typically issues two classes of beneficial interests: TOBs Floaters, which are sold to third party investors, and residual certificates (the "TOBs Residuals") which are generally issued to the Trust.  The Trust may invest in both TOBs Floaters and TOBs Residuals.  The Trust does not currently intend to invest in TOBs Residuals issued by a TOBs Issuer that was not formed for the Trust.  Below is a diagram outlining the structure for a typical TOBs Issuer:

As diagrammed above, the TOBs Issuer receives BABs or other municipal securities from the Trust through the sponsor and then issues TOBs Floaters to third party investors and a TOBs Residual to the Trust.  The Trust is paid the cash (less transaction expenses, which are borne by the Trust and therefore common shareholders indirectly) received by the TOBs Issuer from the sale of the TOBs Floaters and typically will invest the cash in additional BABs or other investments permitted by its investment policies.  TOBs Floaters have first priority on the cash flow from the securities held by the TOBs Issuer and are enhanced with a liquidity support arrangement from a bank or an affiliate of the sponsor (the "liquidity provider") which allows holders to tender their position at par (plus accrued interest).  The Trust, in addition to receiving cash from the sale of the TOBs Floaters, also receives the TOBs Residual.  The TOBs Residual provides the Trust with the right (1) to cause the holders of the TOBs Floaters to tender their certificates to the TOBs Issuer at par (plus accrued interest), and (2) to acquire the BABs or other municipal securities from the TOBs Issuer.  In addition, all voting rights and decisions to be made with respect to any other rights relating to the securities held in the TOBs Issuer are passed through to the Trust, as the holder of the TOBs Residual.  This transaction, in effect, creates exposure for the Trust to the entire return of the securities in the TOBs Issuer, with a net cash investment by the Trust that is less than the value of the securities in the TOBs Issuer.  This effectively multiplies the positive or negative impact of the securities return within the Trust (thereby effectively creating leverage).  The leverage within a TOBs Issuer depends on the value of the securities deposited in the TOBs Issuer relative to the value of the TOBs Floaters it issues.  In the diagram above, the TOBs Issuer receives BABs or other municipal securities worth $60, issues TOBs Floaters worth $45 and the Trust receives a TOBs Residual worth $15.  The leverage ratio in the TOBs Issuer described in the example is thus 3:1.  Increasing the value of the TOBs Floaters issued would increase the leverage ratio of the TOBs Issuer.  A TOBs Issuer is generally considered highly leveraged if the TOBs Floaters represent greater than 75% of the market value of the municipal securities deposited into the TOBs Issuer ("recourse TOBs Residuals").

The TOBs Issuer may be terminated without the consent of the Trust upon the occurrence of certain events, such as the bankruptcy or default of the issuer of the securities in the TOBs Issuer, a substantial downgrade in the credit quality of the issuer of the securities in the TOBs Issuer, the inability of the TOBs Issuer to obtain liquidity support for the TOBs Floaters, a substantial decline in the market value of the securities in the TOBs Issuer, or the inability of the sponsor to remarket any TOBs Floaters tendered to it by holders of the TOBs Floaters.  In such an event, the TOBs Floaters would be redeemed by the TOBs Issuer at par (plus accrued interest) out of the proceeds from a sale of the securities in the TOBs Issuer.  If this happens, the Trust would be entitled to the assets of the TOBs Issuer, if any, that remain after the TOBs Floaters have been redeemed at par (plus accrued interest).  If there are insufficient proceeds from the sale of these securities to redeem all of the TOBs Floaters at par (plus accrued interest), the liquidity provider or the holders of the TOBs Floaters would bear the losses on those securities and there would be no recourse to the Trust's assets (unless it was a recourse TOBs Residual).

If the Trust were to invest in a recourse TOBs Residual to leverage its portfolio, it would typically be required to enter into an agreement pursuant to which the Trust is required to pay to the liquidity provider the difference between the purchase price of any TOBs Floaters put to the liquidity provider by holders of the TOBs Floaters and the proceeds realized from the remarketing of those TOBs Floaters or the sale of the assets in the TOBs Issuer.  The Trust currently does not intend to use recourse TOBs Residuals to leverage the Trust's portfolio, but reserves the right to do so depending on future market conditions.  See "Risks—Tender Option Bonds Risk."

Under accounting rules, securities of the Trust that are deposited into a TOBs Issuer are presented on the Trust's Schedules of Investments and the proceeds from the issuance of the TOBs Floaters are shown on its Statements of Assets and Liabilities.  Interest income from the underlying security is recorded by the Trust on an accrual basis.  Interest expense incurred on the TOBs Floaters and other expense related to remarketing, administration and trustee services to a TOBs Issuer are reported as expenses of the Trust.

For TOBs Floaters, generally, the interest rate earned will be based upon the market rates for municipal securities with maturities or remarketing provisions that are comparable in duration to the periodic interval of the tender option, which may vary from weekly, to monthly, to extended periods of one year or multiple years.  Since the option feature has a shorter term than the final maturity or first call date of the underlying securities deposited in the TOBs Issuer, the Trust as the holder of the TOBs Floaters relies upon the terms of the agreement with the financial institution furnishing the option as well as the credit strength of that institution.  As further assurance of liquidity, the terms of the TOBs Issuer provide for a liquidation of the municipal security deposited in the TOBs Issuer and the application of the proceeds to pay off the TOBs Floaters.

The Trust may invest in both TOBs Floaters and TOBs Residuals issued by the same TOBs Issuer. See "Risks—Tender Option Bonds Risks" for a description of the risks involved with a TOBs Issuer.

Municipal Lease Obligations

Also included within the general category of municipal securities described in the Prospectus are participations in lease obligations or installment purchase contract obligations (hereinafter collectively called "Municipal Lease Obligations") of municipal authorities or entities. Although a Municipal Lease Obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a Municipal Lease Obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the Municipal Lease Obligation. However, certain Municipal Lease Obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In the case of a "non-appropriation" lease, the Trust's ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property, without recourse to the general credit of the lessee, and the disposition or re-leasing of the property might prove difficult. In order to reduce this risk, the Trust will only purchase Municipal Lease Obligations where BlackRock believes the issuer has a strong incentive to continue making appropriations until maturity.

Certificates of Participation

A certificate of participation represents an undivided interest in an unmanaged pool of municipal leases, an installment purchase agreement or other instruments. The certificates are typically issued by a municipal agency, a trust or other entity that has received an assignment of the payments to be made by the state or political subdivision under such leases or installment purchase agreements. Such certificates provide the Trust with the right to a pro rata undivided interest in the underlying municipal securities. In addition, such participations generally provide the Trust with the right to demand payment, on not more than seven days' notice, of all or any part of the Trust's participation interest in the underlying municipal securities, plus accrued interest.

Pre-Refunded Municipal Securities

The principal of, and interest on, pre-refunded municipal securities are no longer paid from the original revenue source for the securities. Instead, the source of such payments is typically an escrow fund consisting of U.S. government securities. The assets in the escrow fund are derived from the proceeds of refunding bonds issued by the same issuer as the pre-refunded municipal securities. Issuers of municipal securities use this advance refunding technique to obtain more favorable terms with respect to securities that are not yet subject to call or redemption by the issuer. For example, advance refunding enables an issuer to refinance debt at lower market interest rates, restructure debt to improve cash flow or eliminate restrictive covenants in the indenture or other governing instrument for the pre-refunded municipal securities. However, except for a change in the revenue source from which principal and interest payments are made, the pre-refunded municipal securities remain outstanding on their original terms until they mature or are redeemed by the issuer.

Private Activity Bonds

Private activity bonds, formerly referred to as industrial development bonds, are issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Other types of private activity bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current federal tax laws place substantial limitations on the size of such issues.

Special Taxing Districts

Special taxing districts are organized to plan and finance infrastructure developments to induce residential, commercial and industrial growth and redevelopment. The bond financing methods such as tax increment finance, tax assessment, special services district and Mello-Roos bonds (a type of municipal bond established by the Community Facilities District Act of 1982), are generally payable solely from taxes or other revenues attributable to the specific projects financed by the bonds without recourse to the credit or taxing power of related or overlapping municipalities. They often are exposed to real estate development-related risks and can have more taxpayer concentration risk than general tax-supported bonds, such as general obligation bonds.

Further, the fees, special taxes, or tax allocations and other revenues that are established to secure such financings are generally limited as to the rate or amount that may be levied or assessed and are not subject to increase pursuant to rate covenants or municipal or corporate guarantees. The bonds could default if development failed to progress as anticipated or if larger taxpayers failed to pay the assessments, fees and taxes as provided in the financing plans of the districts.

When-Issued and Forward Commitment Securities

The Trust may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis in order to acquire the security or to hedge against anticipated changes in interest rates and prices. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Trust will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. If the Trust disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it might incur a gain or loss. At the time the Trust enters into a transaction on a when-issued or forward commitment basis, it will designate on its books and records cash or liquid debt securities equal to at least the value of the when-issued or forward commitment securities. The value of these assets will be monitored daily to ensure that their marked to market value will at all times equal or exceed the corresponding obligations of the Trust. There is always a risk that the securities may not be delivered and that the Trust may incur a loss. Settlements in the ordinary course, which may take substantially more than five business days, are not treated by the Trust as when-issued or forward commitment transactions and accordingly are not subject to the foregoing restrictions.

Zero Coupon Bonds

A zero coupon bond is a bond that does not pay interest either for the entire life of the obligation or for an initial period after the issuance of the obligation. When held to its maturity, its return comes from the difference between the purchase price and its maturity value. A zero coupon bond is normally issued and traded at a deep discount from face value. Zero coupon bonds allow an issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater credit risk than bonds that pay interest currently or in cash. The market prices of zero coupon bonds are affected to a greater extent by changes in prevailing levels of interest rates and thereby tend to be more volatile in price than securities that pay interest periodically. In addition, the Trust would be required to distribute the income on any of these instruments as it accrues, even though the Trust will not receive all of the income on a current basis or in cash. Thus, the Trust may have to sell other investments, including when it may not be advisable to do so, to make income distributions to its common shareholders.

Strategic Transactions

The Trust may engage in various S trategic T ransactions for hedging and risk management purposes or to enhance total return.  Strategic Transactions involve the use of derivative instruments.   Such instruments may include, but are not limited to, financial futures contracts, swap contracts (including, but not limited to, credit default swaps), options on financial futures, options on swap contracts and other derivative instruments. The Trust may use any Strategic Transaction for hedging and risk management purposes or to enhance total return.  If the Trust engages in Strategic Transactions for hedging and risk management purposes, it primarily intends to use strategies that include swaps (including interest rate swaps), financial futures contracts, options on financial futures or options based on either an index of long-term securities or on taxable debt securities whose prices, in the opinion of the Advisors, correlate with the prices of the Trust's investments.  If the Trust engages in Strategic Transactions to enhance total return, it primarily intends to use strategies that include selling or purchasing call options on municipal securities and indices based upon the prices of futures contracts and debt securities that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets,  purchasing put options that relate to municipal securities (whether or not it holds such securities in its portfolio), indices or futures contract and engaging in credit derivative transactions, including credit default swaps.

  The use of Strategic Transactions to enhance total return may be particularly speculative. Strategic Transactions involve risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction and illiquidity of the derivative instruments. Furthermore, the Trust's ability to successfully use Strategic Transactions depends on the Advisors' ability to predict pertinent market movements, which cannot be assured. The use of Strategic Transactions may result in losses greater than if they had not been used, may require the Trust to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Trust can realize on an investment or may cause the Trust to hold a security that it might otherwise sell. Additionally, amounts paid by the Trust as premiums and cash or other assets held in margin accounts with respect to Strategic Transactions are not otherwise available to the Trust for investment purposes.  See "Risks—Strategic Transactions Risks."  In addition, please see the Trust's Statement of Additional Information for a more detailed description of Strategic Transactions and the various derivative instruments the Trust may use and the various risks associated with them.

Other Investment Companies

The Trust may invest up to 10% of its total assets in securities of other open- or closed-end investment companies (including exchange traded funds) that invest primarily in securities of the types in which the Trust may invest directly. The Fund may invest in investment companies that are advised by the Advisors or their affiliates to the extent permitted by applicable law and/or pursuant to exemptive relief from the Securities and Exchange Commission. The Trust generally expects to invest in other investment companies either during periods when it has large amounts of uninvested cash, such as the period shortly after the Trust receives the proceeds of the offering of its common shares or any offering of Preferred Shares , or during periods when there is a shortage of attractive, high-yielding municipal securities available in the market. As a shareholder in an investment company, the Trust will bear its ratable share of that investment company's expenses, and will remain subject to payment of the Trust's advisory and other fees and expenses with respect to assets so invested. Holders of common shares will therefore be subject to duplicative expenses to the extent the Trust invests in other investment companies. The Advisors will take expenses into account when evaluating the investment merits of an investment in an investment company relative to available municipal securities investments. In addition, the securities of other investment companies may also be leveraged and will therefore be subject to the same leverage risks to which the Trust is subject. As described in this Prospectus in the sections entitled "Risks" and "Leverage," the net asset value and market value of leveraged shares will be more volatile and the yield to shareholders will tend to fluctuate more than the yield generated by unleveraged shares. Investment companies may have investment policies that differ from those of the Trust. In addition, to the extent the Trust invests in other investment companies, the Trust will be dependent upon the investment and research abilities of persons other than the Advisors. The Trust treats its investments in such open- or closed-end investment companies as investments in municipal securities.

Short-Term Debt Securities; Temporary Defensive Position; Invest-Up Period

During the period in which the net proceeds of this offering of common shares are being invested or during periods in which the Advisors determine that they are temporarily unable to follow the Trust's investment strategy or that it is impractical to do so, the Trust may deviate from its investment strategy and invest all or any portion of its assets in cash, cash equivalents or short-term debt securities that may be either tax-exempt or taxable. See "Investment Policies and Techniques—Short-Term Taxable Fixed Income Securities" and "—Short-Term Tax-Exempt Fixed Income Securities" in the Statement of Additional Information. The Advisors' determination that they are temporarily unable to follow the Trust's investment strategy or that it is impractical to do so will generally occur only in situations in which a market disruption event has occurred and where trading in the securities selected through application of the Trust's investment strategy is extremely limited or absent or in connection with the termination of the Trust.

Preferred Securities of Other Investment Funds

The Trust may also invest up to 10% of its total assets in preferred interests of other investment funds, including those which may pay dividends that are exempt from regular Federal income tax. A portion of such dividends may be capital gain distributions subject to Federal capital gains tax. Such tax-exempt funds, in turn, invest in municipal securities and other assets that generally pay interest or make distributions that are exempt from regular Federal income tax, such as revenue bonds issued by state or local agencies to Trust the development of low-income, multi-family housing. Investing in such tax-exempt preferred shares involves many of the same issues as investing in other open- or closed-end investment companies as discussed above. These investments also have additional risks, including liquidity risk, the absence of regulation governing investment practices, capital structure and leverage, affiliated transactions and other matters, and concentration of investments in particular issuers or industries.

Below Investment Grade Securities

The Trust may invest up to 20% of its Managed Assets in securities rated below investment grade such as those rated Ba or below by Moody's and BB or below by S&P or Fitch or in unrated securities determined by the Advisors to be of comparable quality. These lower grade securities are commonly known as "junk bonds." Securities rated below investment grade are judged to have speculative characteristics with respect to their interest and principal payments. Such securities may face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Lower grade securities, though high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The retail secondary market for lower grade securities may be less liquid than that of higher rated securities; adverse conditions could make it difficult at times for the Trust to sell certain of these securities or could result in lower prices than those used in calculating the Trust's net asset value.

LEVERAGE

The Trust intends to use leverage to seek to achieve its investment objectives.  The Trust may use leverage by investing in derivative instruments with leverage imbedded in them such as TOBs Residuals.   The Trust may also use leverage by borrowing funds from banks or other financial institutions, by investing in reverse repurchase agreements, by issuing preferred shares or by any other means permitted under the Investment Company Act.   The Trust currently intends to use combined economic leverage of up to 54% of its net assets (35% of its Managed Assets), although it may use combined economic leverage of up to 100% of its net assets (50% of its Managed Assets) all of which may be effected through the use of TOBs Residuals.

The use of borrowings to leverage the common shares can create risks. Changes in the value of the Trust's portfolio, including securities bought with the proceeds of leverage, will be borne entirely by the holders of common shares. If there is a net decrease or increase in the value of the Trust's investment portfolio, leverage will decrease or increase, as the case may be, the net asset value per common share to a greater extent than if the Trust did not utilize leverage. A reduction in the Trust's net asset value may cause a reduction in the market price of its shares. During periods in which the Trust is using leverage, the fees paid to the Advisors for advisory and sub-advisory services will be higher than if the Trust did not use leverage, because the fees paid will be calculated on the basis of the Trust's Managed Assets, which includes the proceeds from leverage. Leverage involves greater risks and the Trust's leveraging strategy may not be successful.

Certain types of borrowings by the Trust may result in the Trust being subject to covenants in credit agreements relating to asset coverage and portfolio composition requirements.  The Trust may be subject to certain restrictions on investments imposed by one or more lenders or by guidelines of one or more rating agencies, which may issue ratings for any short-term debt securities or P referred S hares issued by the Trust.  These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the Investment Company Act.  The Advisors do not believe that these covenants or guidelines will impede them from managing the Trust's portfolio in accordance with its investment objectives and policies if the Trust were to utilize leverage.  To the extent permitted, the board of trustees may modify the Trust's borrowing policies, including the purposes of borrowings, and the length of time that the Trust may hold portfolio securities purchased with borrowed money.  The rights of any lenders to the Trust to receive payments of interest or repayments of principal may be senior to those of the shareholders.

Under the Investment Company Act, the Trust is not permitted to borrow for any purposes if, immediately after such borrowing, the Trust would have an asset coverage ratio (as defined in the Investment Company Act) of less than 300% with respect to indebtedness or less than 200% with respect to preferred stock.  The Investment Company Act also provides that the Trust may not declare distributions, or purchase its stock (including through tender offers) if, immediately after doing so, it will have an asset coverage ratio of less than 300% or 200%, as applicable.  Under the Investment Company Act, certain short-term borrowings (such as for the purpose of cash management purposes) are not considered the use of investment leverage if (i) repaid within 60 days, (ii) not extended or renewed, and (iii) which are not in excess of 5% of the total assets of a Trust.

Residual Interest Municipal Tender Option Bonds

The Trust may use economic leverage through its investments in TOBs Residuals , which are derivative municipal bond securities that have economic leverage embedded in them. TOBs Residuals and the risks associated with them are described elsewhere in this Prospectus.  The Trust cannot assure you that the use of economic leverage will result in a higher return on its common shares.

Credit Facility

The Trust may borrow through a credit facility.  If the Trust enters into a credit facility, the Trust may be required to prepay outstanding amounts or incur a penalty rate of interest upon the occurrence of certain events of default. The Trust would also likely have to indemnify the lenders under the credit facility against liabilities they may incur in connection therewith. In addition, the Trust expects that any credit facility would contain covenants that, among other things, likely would limit the Trust's ability to pay distributions in certain circumstances, incur additional debt, change certain of its investment policies and engage in certain transactions, including mergers and consolidations, and require asset coverage ratios in addition to those required by the Investment Company Act. The Trust may be required to pledge its assets and to maintain a portion of its assets in cash or high-grade securities as a reserve against interest or principal payments and expenses. The Trust expects that any credit facility would have customary covenant, negative covenant and default provisions. There can be no assurance that the Trust will enter into an agreement for a credit facility or one on terms and conditions representative of the foregoing, or that additional material terms will not apply. In addition, if entered into, a credit facility may in the future be replaced or refinanced by one or more credit facilities having substantially different terms or by the issuance of Preferred Shares .

Reverse Repurchase Agreements

Borrowings may be made by the Trust through reverse repurchase agreements under which the Trust sells portfolio securities to financial institutions, such as banks and broker-dealers, and agrees to repurchase them at an agreed upon date and price. Such agreements are considered to be borrowings under the Investment Company Act. The Trust may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.

The Trust may also borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which otherwise might require untimely dispositions of Trust securities.

The following table is furnished in response to requirements of the Securities and Exchange Commission. It is designed to illustrate the effect of leverage on common share total return, assuming investment portfolio total returns (comprised of income and changes in the value of investments held in the Trust's portfolio) of –10%, –5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Trust. See "Risks." The table further reflects the use of leverage representing          % of the Trust's capital and an assumed annual cost of leverage of          %.

Assumed Portfolio Total Return (Net of Expenses)	(10.00)%	(5.00)%	0%	5.00%	10.00%
Common Share Total Return	( )%	( )%	( )%	( )%	%

Although the Trust currently anticipates using leverage from 35% of its Managed Assets, it is permitted to use leverage up to 50% of its Managed Assets, which would magnify the gains and losses set forth in the preceding table.

Common share total return is composed of two elements: the common share dividends paid by the Trust (the amount of which is largely determined by the net investment income of the Trust after paying for any leverage used by the Trust) and gains or losses on the value of the securities the Trust owns. As required by Securities and Exchange Commission rules, the table assumes that the Trust is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0% the Trust must assume that the interest it receives on its municipal security investments is entirely offset by losses in the value of those securities.

RISKS

The net asset value of, and dividends paid on, the common shares will fluctuate with and be affected by, among other things, the risks more fully described below.

No Operating History

The Trust is a newly organized, non-diversified, closed-end management investment company with no operating history.

Investment and Market Discount Risk

An investment in the Trust's common shares is subject to investment risk, including the possible loss of the entire amount that you invest. As with any stock, the price of the Trust's common shares will fluctuate with market conditions and other factors. If shares are sold, the price received may be more or less than the original investment. Net asset value will be reduced immediately following the initial offering by the amount of the sales load and the amount of the offering expenses paid by the Trust. Common shares are designed for long-term investors and should not be treated as trading vehicles. Shares of closed-end management investment companies frequently trade at a discount from their net asset value. At any point in time an investment in the Trust's common shares may be worth less than the original amount invested, even after taking into account distributions paid by the Trust. This risk may be greater for investors who sell their common shares in a relatively short period of time after completion of the initial offering. The Trust anticipates using leverage, which will magnify the Trust's investment, market and certain other risks.

Build America Bonds Risk

The BABs market is smaller and less diverse than the broader municipal securities market. In addition, because BABs are a new form of municipal financing and because bonds issued after December 31, 2010 currently will not qualify as BABs unless the relevant provisions of the Act are extended, it is difficult to predict the extent to which a market for such bonds will develop, meaning that BABs may experience greater illiquidity than other types of municipal securities. If the ability to issue BABs is not extended beyond December 31, 2010, the number of BABs available in the market will be limited and there can be no assurance that BABs will be actively traded. In addition, illiquidity may negatively affect the value of the bonds. If the ability to issue BABs is not extended beyond December 31, 2010, the Trust will have a limited period of time in which to purchase newly issued BABs and as such may not be able to purchase the quantity and quality of BABs currently intended at attractive prices.

Because issuers of direct pay BABs held in the Trust's portfolio receive reimbursement from the U.S. Treasury with respect to interest payment on bonds, there is a risk that those municipal issuers will not receive timely payment from the U.S. Treasury and may remain obligated to pay the full interest due on direct pay BABs held by the Trust. Furthermore, it is possible that a municipal issuer may fail to comply with the requirements to receive the direct pay subsidy or that a future Congress may terminate the subsidy altogether. In addition, the Internal Revenue Code contains a general offset rule (the "IRS Offset Rule") which allows for the possibility that subsidy payments received by issuers of BABs may be subject to offset against amounts owed by them to the federal government.  Moreover, the IRS may audit the agencies issuing BABs and such audits may, among other things, examine the price at which BABs are initially sold to investors.  If the IRS concludes that a BAB was mis-priced based on its audit, it could disallow a portion or all of the interest subsidy received by the issuer of the BAB.  The IRS Offset Rule and the disallowance of any interest subsidy as a result of an IRS audit could potentially adversely affect a BABs issuer's credit rating, and adversely affect the issuer's ability to repay or refinance BABs.  This, in turn, could adversely affect the ratings and value of the BABs held by the Trust and the Trust's net asset value .

Because the BABs program is new, certain aspects of the BABs program may be subject to additional Federal or state level guidance or subsequent legislation. For example, the IRS or U.S. Treasury could impose restrictions or limitations on the payments received. Aspects of the BABs program for which the IRS and the U.S. Treasury have solicited public comment include, but have not been limited to, methods for making direct payments to issuers, the tax procedural framework for such payments, and compliance safeguards. It is not known what additional procedures will be implemented with respect to direct pay BABs, if any, nor is it known what effect such possible procedures would have on the BABs market.

Legislation extending the relevant provisions of the Act may also modify the characteristics of BABs issued after December 31, 2010, including the amount of subsidy paid to issuers.   For example, The American Jobs and Closing Tax Loopholes Act, which was passed by the House but has not yet been passed by the Senate, extends the BABs program until 2012 and reduces subsidies to 32% in 2011 and 30% in 2012.

The Trust intends to invest primarily in BABs and therefore the Trust's net asset value may be more volatile than the value of a more broadly diversified portfolio and may fluctuate substantially over short periods of time. Because BABs currently do not include certain industries or types of municipal bonds (i.e., tobacco bonds or private activity bonds), there may be less diversification than with a broader pool of municipal securities.

Contingent Review Provision Risk

In the event the Trust terminates as a result of the Contingent Review Provision, the Trust may be required to sell portfolio securities when it otherwise would not, including at times when interest rate or market conditions are not favorable, which may cause the Trust to lose money on its investments. Further, the process of liquidating the Trust's assets could result in a reduction in the Trust's net investment income and monthly dividend distributions in the last year of the Trust's operations. In the event the Trust terminates as a result of the Contingent Review Provision, the Trust's investment objectives and policies are not designed to seek to return to investors who purchase common shares in this offering their initial investment on the anticipated termination date, and such initial investors and any investors who purchase common shares after the completion of the offering may receive more or less than their original investment upon termination.   If the Trust is terminated, the Trust will distribute all of its net assets to shareholders of record as of the date of termination after providing for all obligations of the Trust.  During such period, the Trust may not be able to invest in accordance with its investment policies as it winds down its portfolio. No assurance can be given as to how long it will take to liquidate the Trust's portfolio and make a final liquidating distribution.

In the event the Trust changes the non-fundamental investment policies that govern the Trust's permissible investments as a result of the Contingent Review Provision, the Trust may be subject to various additional risks that are not described herein.  For example, the Trust may decide to invest in certain securities in which it currently does not intend to invest or may, if it is already invested in such securities, decide to invest in them to a greater degree, and such investments may carry greater risks than the investments the Trust currently intends to make.  Moreover, the Trust may decide to sell portfolio securities when it otherwise would not, including at times when interest rate or market conditions are not favorable, in order to facilitate a change in investment policies, which may cause the Trust to lose money on its investments.

Interest Rate Risk

Generally, when market interest rates rise, prices of debt securities fall, and vice versa. Interest rate risk is the risk that the debt securities in the Trust's portfolio will decline in value because of increases in market interest rates. As interest rates increase, slower than expected principal payments may extend the average life of securities, potentially locking in a below-market interest rate and reducing the Trust's value. In typical market interest rate environments, the prices of longer-term debt securities generally fluctuate more than the prices of shorter-term debt securities as interest rates change. These risks may be greater in the current market environment because certain interest rates are near historically low levels.  As interest rates decline, issuers of municipal securities that have the right to call those securities may prepay principal earlier than scheduled, forcing the Trust to reinvest in lower-yielding securities and potentially reducing the Trust's income.  Because the Trust intends to invest primarily in longer-term municipal securities, the common share net asset value and market price per common share may fluctuate more in response to changes in market interest rates than if the Trust invested primarily in shorter-term municipal securities.  The Trust may utilize certain strategies, including taking positions in futures or interest rate swaps, for the purpose of reducing the interest rate sensitivity of the Trust's debt securities and decreasing the Trust's exposure to interest rate risk. The Trust is not required to hedge its exposure to interest rate risk and may choose not to do so. In addition, there is no assurance that any attempts by the Trust to reduce interest rate risk will be successful.

The Trust may invest in variable and floating rate debt securities.  Rates on these securities typically reset only periodically so changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the Trust's net asset value, although these types of securities generally are less sensitive to interest rate changes than longer duration fixed-rate instruments – Conversely, variable and floating rate debt securities generally will not increase in value if interest rates decline.

Credit Risk

Credit risk is the risk that an issuer of a municipal security will become unable to meet its obligation to make interest and principal payments. In general, lower rated municipal securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Trust's net asset value or dividends. The Trust may invest up to 20% of its Managed Assets in municipal security that are rated Ba/BB or below by Moody's, S&P or Fitch or that are unrated but judged to be of comparable quality by the Advisor or Sub-Advisor. Bonds rated Ba/BB or below are regarded as having predominately speculative characteristics with respect to the issuer's capacity to pay interest and repay principal, and these bonds are commonly referred to as "junk bonds." These securities are subject to a greater risk of default. The prices of these lower grade securities are more sensitive to negative developments, such as a decline in the issuer's revenues or a general economic downturn, than are the prices of higher grade securities. Lower grade securities tend to be less liquid than investment grade securities and the market values of lower grade securities tend to be more volatile than investment grade securities.

General Municipal Securities Market Risk

Economic exposure to the municipal securities market involves certain risks. The Trust's economic exposure to municipal securities includes municipal securities in the Trust's portfolio and municipal securities to which the Trust is exposed through the ownership of TOBs Residuals . The amount of public information available about the municipal securities to which the Trust is economically exposed is generally less than that for corporate equities or bonds, and the investment performance of the Trust may therefore be more dependent on the analytical abilities of the Advisors than would be, for example, a stock fund.  The secondary market for municipal securities, particularly the below investment grade  securities to which the Trust may be economically exposed, also tends to be less well-developed or liquid than many other securities markets, which may adversely affect the ability to sell such bonds at attractive prices.   In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations.

Revenue bonds issued by state or local agencies to finance the development of low-income, multi-family housing involve special risks in addition to those generally associated with municipal securities, including that the underlying properties may not generate sufficient income to pay expenses and interest costs. Such securities are generally non-recourse against the property owner, may be junior to the rights of others with an interest in the properties, may pay interest that changes based in part on the financial performance of the property, may be prepayable without penalty and may be used to finance the construction of housing developments which, until completed and rented, do not generate income to pay interest. Increases in interest rates payable on senior obligations may make it more difficult for issuers to meet payment obligations on subordinated bonds.

Special Risks Related to Certain Municipal Securities

The Trust may invest in municipal leases and certificates of participation in such leases. Municipal leases and certificates of participation involve special risks not normally associated with general obligations or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the governmental issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and may result in a delay in recovering or the failure to fully recover the Trust's original investment. In the event of non-appropriation, the issuer would be in default and taking ownership of the assets may be a remedy available to the Trust, although the Trust does not anticipate that such a remedy would normally be pursued. To the extent that the Trust invests in unrated municipal leases or participates in such leases, the credit quality rating and risk of cancellation of such unrated leases will be monitored on an ongoing basis. Certificates of participation, which represent interests in unmanaged pools of municipal leases or installment contracts, involve the same risks as the underlying municipal leases. In addition, the Trust may be dependent upon the municipal authority issuing the certificates of participation to exercise remedies with respect to the underlying securities. Certificates of participation also entail a risk of default or bankruptcy, both of the issuer of the municipal lease and also the municipal agency issuing the certificate of participation.

Call and Redemption Risk

A municipal security's issuer may call the security for redemption before it matures. If this happens to a municipal security that the Trust holds, the Trust may lose income and may have to invest the proceeds in municipal securities with lower yields.

Below Investment Grade Securities Risk

The Trust may invest up to 20% of its Managed Assets in securities that are rated below investment grade, which are commonly referred to as "junk bonds" and are regarded as predominately speculative with respect to the issuer's capacity to pay interest and repay principal.

Lower grade securities may be particularly susceptible to economic downturns. It is likely that an economic recession could disrupt severely the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

Lower grade securities, though high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The retail secondary market for lower grade securities may be less liquid than that for higher rated securities. Adverse conditions could make it difficult at times for the Trust to sell certain securities or could result in lower prices than those used in calculating the Trust's net asset value. Because of the substantial risks associated with investments in lower grade securities, you could lose money on your investment in common shares of the Trust, both in the short-term and the long-term.

Reinvestment Risk

Reinvestment risk is the risk that income from the Trust's portfolio will decline if and when the Trust invests the proceeds from matured, traded or called municipal securities at market interest rates that are below the portfolio's current earnings rate. A decline in income could affect the common shares' market price or your overall returns.

Tender Option Bonds Risk

TOBs Residuals are derivative municipal securities that have embedded in them the risk of economic leverage. There is no assurance that the Trust's strategy of using TOBs Residuals to leverage its assets will be successful.

Distributions on TOBs Residuals will bear an inverse relationship to short-term municipal bond interest rates. Distributions on the TOBs Residuals paid to the Trust will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. The amount of such reduction or increase is a function, in part, of the amount of TOBs Floaters sold by the issuer of these securities relative to the amount of the TOBs Residuals that it sells. The greater the amount of TOBs Floaters sold relative to the TOBs Residuals, the more volatile the distributions on the TOBs Residuals will be. Short-term interest rates are at historic lows and may be more likely to rise in the current market environment.

The Trust's use of TOBs Residuals will create economic leverage. Any economic leverage achieved through the Trust's investment in TOBs Residuals will create an opportunity for increased common share net income and returns, but will also create the possibility that common share long-term returns will be diminished if the cost of the TOBs Floaters issued by a TOBs Issuer exceeds the return on the securities in the TOBs Issuer.  See "Risks—Leverage Risk." If the income and gains earned on municipal securities owned by a TOBs Issuer that issues TOBs Residuals to the Trust are greater than the payments due on the TOBs Floaters issued by the TOBs Issuer, the Trust's returns will be greater than if it had not invested in the TOBs Residual.

The Trust has no current intention of investing in recourse TOBs Residuals.  A recourse TOBs Residual generally is a TOB Residual issued by a TOB Issuer in which the TOBs Floaters represent greater than 75% of the market value of the securities deposited in the TOBs Issuer.  However, circumstances may change and it is possible that in the future the Trust may elect to invest in recourse TOBs Residuals to leverage its portfolio.  If the Trust uses recourse TOBs Residuals, the liquidity provider may seek recourse against assets of the Trust and the Trust may have to pay the liquidity provider the difference between the purchase price of any TOBs Floaters put to the liquidity provider by third party investors and the proceeds realized by the liquidity provider from the remarketing of those TOBs Floaters or the sale of the assets in the TOBs Issuer, which could cause the Trust to lose money in excess of its investment in a TOBs Issuer.

Although the Trust generally would unwind a TOBs transaction rather than try to sell a TOBs Residual, if it did try to sell a TOBs Residual its ability to do so would depend on the liquidity of the TOBs Residual.  TOBs Residuals have varying degrees of liquidity based, among other things, upon the liquidity of the underlying securities deposited in the TOBs Issuer. The market price of TOBs Residuals are more volatile than the underlying securities due to leverage.  The leverage attributable to TOBs Residuals may be "called away" on relatively short notice and therefore may be less permanent than more traditional forms of leverage. In certain circumstances, the likelihood of an increase in the volatility of net asset value and market price of the common shares may be greater for a fund that relies primarily on TOBs Residuals to achieve a desired effective leverage ratio. The Trust may be required to sell its TOBs Residuals at less than favorable prices, or liquidate other Trust portfolio holdings in certain circumstances, including, but not limited to, the following:

•	If the Trust has a need for cash and the securities in the TOBs Issuer are not actively trading due to adverse market conditions;

•	If the sponsors of TOBs Issuers (as a collective group or individually) experience financial hardship and consequently seek to terminate TOBs Issuers sponsored by them; and

•
If the value of an underlying security declines significantly (to a level below the notional value of the TOBs Floaters issued by the TOBs Issuer) and if additional collateral has not been posted by the Trust.

The Trust may invest in taxable TOBs Residuals, issued by TOBs Issuers formed with taxable municipal securities. The market for such taxable TOBs Residuals is relatively new and undeveloped. Initially, there may be a limited number of counterparties , which may increase the credit risks, counterparty risks, liquidity risks and other risks of investing in taxable TOBs Residuals.

General Leverage Risk

The use of leverage creates an opportunity for increased common share net investment income dividends, but also creates risks for the holders of common shares. Leverage is a speculative technique that exposes the Trust to greater risk and increased costs than if it were not implemented. Increases and decreases in the value of the Trust's portfolio will be magnified when the Trust uses leverage. As a result, leverage may cause greater changes in the Trust's net asset value. The Trust will also have to pay interest on its borrowings, if any, which may reduce the Trust's return. This interest expense may be greater than the Trust's return on the underlying investment. The Trust's leveraging strategy may not be successful.

If the Trust enters into a credit facility, the Trust may be required to prepay outstanding amounts or incur a penalty rate of interest upon the occurrence of certain events of default. The Trust would also likely have to indemnify the lenders under the credit facility against liabilities they may incur in connection therewith. In addition, the Trust expects that any credit facility would contain covenants that, among other things, likely would limit the Trust's ability to pay distributions in certain circumstances, incur additional debt, change certain of its investment policies and engage in certain transactions, including mergers and consolidations, and require asset coverage ratios in addition to those required by the Investment Company Act. The Trust may be required to pledge its assets and to maintain a portion of its assets in cash or high-grade securities as a reserve against interest or principal payments and expenses.

Reverse repurchase agreements involve the risks that the interest income earned on the investment of the proceeds will be less than the interest expense and Trust expenses, that the market value of the securities sold by the Trust may decline below the price of the securities the Trust is obligated to repurchase and that the securities may not be returned to the Trust. There is no assurance that reverse repurchase agreements can be successfully employed.

Although the Trust does not have any immediate intention to do so, the Trust may in the future issue P referred S hares as a form of financial leverage. Any such Preferred Shares of the Trust would be senior to the Trust's common shares, such that holders of Preferred Shares, would have priority over the distribution of the Trust's assets, including dividends and liquidating distributions. If P referred S hares are issued and outstanding, holders of the Preferred Shares would elect two trustees of the Trust, voting separately as a class.

The Trust may also use leverage through its investments in TOBs Residuals.  See "—Tender Option Bonds Risk."

The Trust anticipates that the money borrowed for investment purposes will pay interest based on shorter-term interest rates that would be periodically reset. So long as the Trust's portfolio provides a higher rate of return, net of expenses, than the interest rate on borrowed money, as reset periodically, the leverage may cause the holders of common shares to receive a higher current rate of return than if the Trust were not leveraged. If, however, long-term and/or short-term rates rise, the interest rate on borrowed money could exceed the rate of return on securities held by the Trust, reducing return to the holders of common shares. Recent developments in the credit markets may adversely affect the ability of the Trust to borrow for investment purposes and may increase the costs of such borrowings, which would reduce returns to the holders of common shares.

There is no assurance that a leveraging strategy will be successful. Leverage involves risks and special considerations for common shareholders, including:

•	the likelihood of greater volatility of net asset value, market price and dividend rate of the common shares than a comparable portfolio without leverage;

•
the risk that fluctuations in interest rates on borrowings and short-term debt or in the interest or dividend rates on any leverage that the Trust must pay will reduce the return to the common shareholders;

•
the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the common shares than if the Trust were not leveraged, which may result in a greater decline in the market price of the common shares;

•	when the Trust uses financial leverage, the investment advisory fees payable to the Advisors will be higher than if the Trust did not use leverage; and

•	leverage may increase operating costs, which may reduce total return.

The use of reverse repurchase agreements and recourse Residual TOBs will require the Trust to segregate assets to cover its obligations (or, if the Trust borrows money or issues Preferred Shares, to maintain asset coverage in conformity with the requirements of the Investment Company Act). While the segregated assets may be invested in liquid securities, they may not be used for other operational purposes. Consequently, the use of leverage may limit the Trust's flexibility and may require that the Trust sell other portfolio investments to pay Trust expenses, to maintain assets in an amount sufficient to cover the Trust's leveraged exposure or to meet other obligations at a time when it may be disadvantageous to sell such assets.

Certain types of borrowings by the Trust may result in the Trust being subject to covenants in credit agreements relating to asset coverage and portfolio composition requirements. The Trust may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for the short-term corporate debt securities or Preferred Shares issued by the Trust. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the Investment Company Act. The Advisors do not believe that these covenants or guidelines will impede them from managing the Trust's portfolio in accordance with the Trust's investment objectives and policies.

The Trust may invest in the securities of other investment companies. Such securities may also be leveraged and will therefore be subject to the leverage risks described above. This additional leverage may in certain market conditions reduce the net asset value of the Trust's common shares and the returns to the holders of common shares.

The amount of fees paid to BlackRock Advisors for investment advisory services will be higher if the Trust uses leverage because the fees will be calculated based on the Trust's Managed Assets—this may create an incentive for BlackRock Advisors to leverage the Trust.

Volatility Risk

The use of leverage by the Trust will cause the net asset value, and possibly the market price, of the Trust's common shares to fluctuate significantly in response to changes in interest rates and other economic indicators. In addition, the Trust may invest up to 20% of its Managed Assets in below investment grade municipal securities, which may be less liquid and therefore more volatile than investment grade municipal securities. As a result, the net asset value and market price of the common shares of the Trust will be more volatile than those of a closed-end investment company that is not exposed to leverage or that does not invest its assets in below investment grade municipal securities.

Current Economic Conditions — Credit Crisis Liquidity and Volatility Risk

The markets for credit instruments have experienced periods of extreme illiquidity and volatility since the latter half of 2007. General market uncertainty and consequent repricing risk have led to market imbalances of sellers and buyers, which in turn have resulted in significant valuation uncertainties in a variety of debt securities, including municipal securities. These conditions resulted, and in many cases continue to result in, greater volatility, less liquidity, widening credit spreads and a lack of price transparency, with many debt securities remaining illiquid and of uncertain value. Such market conditions may make valuation of some of the Trust's municipal securities uncertain and/or result in sudden and significant valuation increases or declines in its holdings.  Also, issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, holders of municipal securities could experience delays in collecting principal and interest and such holders may not, in all circumstances, be able to collect all principal and interest to which they are entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Trust may take possession of and manage the assets securing the issuer's obligations on such securities, which may increase the Trust's operating expenses.  In addition, illiquidity and volatility in the credit markets may directly and adversely affect the setting of dividend rates on the common shares.

In response to the recent national economic downturn, governmental cost burdens may be reallocated among federal, state and local governments. Also, as a result of the downturn, many state and local governments have experienced significant reductions in revenues and consequently difficulties meeting ongoing expenses. As a result, certain of these state and local governments may have difficulty paying principal or interest on their outstanding debt and may experience ratings downgrades of their debt. In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipalities to levy taxes. In addition to actions taken at the federal level, municipalities might seek protection under the bankruptcy laws, thereby affecting the repayment of their outstanding debt.

Inflation Risk

Inflation risk is the risk that the value of assets or income from investment will be worth less in the future, as inflation decreases the value of money. As inflation increases, the real value of the common shares and distributions on those shares can decline. In addition, during any periods of rising inflation, interest rates on any borrowings by the Trust would likely increase, which would tend to further reduce returns to the holders of common shares.

Non-Diversification Risk

The Trust has registered as a ''non-diversified'' investment company under the Investment Company Act. For Federal income tax purposes, the Trust, with respect to up to 50% of its total assets, will be able to invest more than 5% (but not more than 25%, except for investments in United States government securities and securities of other regulated investment companies, which are not limited for tax purposes) of the value of its total assets in the obligations of any single issuer or the securities of one or more qualified publicly traded partnerships. To the extent the Trust invests a relatively high percentage of its assets in the obligations of a limited number of issuers, the Trust may be more susceptible than a more widely diversified investment company to any single economic, political or regulatory occurrence.

Economic Sector and Geographic Risk

The Trust , as a fundamental policy , may not invest 25% or more of the value of its Managed Assets   in any one industry.  However, this limitation does not apply to municipal securities (including BABs), other than those municipal securities backed only by the assets and revenues of non-governmental issuers.  As such, the Trust may invest 25% of more of its Managed Assets in municipal securities of issuers in the same state (or U.S. Territory) or in the same economic sector .  If the Trust does so, this may make it more susceptible to adverse economic, political or regulatory occurrences affecting a particular state or economic sector. As concentration increases, so does the potential for fluctuation in the net asset value of the Trust's common shares.   See "Investment Policies and Objectives—Investment Restrictions" in the Trust's Statement of Additional Information.

Market Disruption and Geopolitical Risk

The aftermath of the war in Iraq, instability in Afghanistan, Pakistan and the Middle East and terrorist attacks in the United States and around the world may result in market volatility, may have long-term effects on the U.S. and worldwide financial markets and may cause further economic uncertainties in the United States and worldwide. The Trust does not know how long the securities markets may be affected by these events and cannot predict the effects of the occupation or similar events in the future on the U.S. economy and securities markets.

The Trust may be adversely affected by uncertainties such as terrorism, international political developments, and changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of the countries in which  it may be invested.

U.S. Government-Sponsored Agencies Risk

While certain U.S. Government-sponsored agencies, such as the Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA"), may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury, and therefore may lose value. On September 7, 2008, the Federal Housing Finance Agency ("FHFA"), a new independent regulatory agency, placed FNMA and FHLMC into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. A July, 2009 congressional report issued by the Committee on Oversight and Government Reform noted that the FNMA and FHLMC's role in the financial crisis "was significant and has received too little attention." In addition, the U.S. Treasury has been purchasing mortgage-backed securities issued by FNMA and FHLMC in the open market to create market liquidity and, in part, to stabilize their market values. The U.S. Treasury has also entered into a new secured lending credit facility with both of those corporations to provide liquidity if needed, and a Preferred Stock Purchase Agreement, which will ensure that each corporation maintains a positive net worth.

Strategic Transactions Risk

The Trust may engage in various Strategic Transactions for hedging and risk management purposes or to enhance total return.  Strategic Transactions involve the use of derivative instruments.  The use of Strategic Transactions to enhance total return may be particularly speculative. Strategic Transactions involve risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction and illiquidity of the derivative instruments. Furthermore, the Trust's ability to successfully use Strategic Transactions depends on the Advisors' ability to predict pertinent market movements, which cannot be assured. The use of Strategic Transactions may result in losses greater than if they had not been used, may require the Trust to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Trust can realize on an investment or may cause the Trust to hold a security that it might otherwise sell. Additionally, amounts paid by the Trust as premiums and cash or other assets held in margin accounts with respect to Strategic Transactions are not otherwise available to the Trust for investment purposes. In addition, please see the Trust's Statement of Additional Information for a more detailed description of Strategic Transactions and the various derivative instruments the Trust may use and the various risks associated with them.

Counterparty Risk

The Trust will be subject to credit risk with respect to the counterparties to the derivative contracts purchased by the Trust. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Trust may experience significant delays in obtaining any recovery under the derivative contract in bankruptcy or other reorganization proceeding. The Trust may obtain only a limited recovery or may obtain no recovery in such circumstances.

Insurance Risk

The Trust may purchase municipal securities that are secured by insurance, bank credit agreements or escrow accounts. The credit quality of the companies that provide such credit enhancements will affect the value of those securities. Many significant providers of insurance for municipal securities have recently incurred significant losses as a result of exposure to sub-prime mortgages and other lower credit quality investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. As a result, such losses have reduced the insurers' capital and called into question their continued ability to perform their obligations under such insurance if they are called upon to do so in the future.  These events may presage one or more rating reductions for any other insurer in the future. If the insurer of a municipal security suffers a downgrade in its credit rating or the market discounts the value of the insurance provided by the insurer, the rating of the underlying municipal security will be more relevant. In such a case, the value of insurance associated with a municipal security would decline and the insurance may not add any value. As concern has increased about the balance sheets of insurers, prices on insured bonds—especially those bonds issued by weaker underlying credits—declined. Most insured bonds are currently being valued according to their fundamentals as if they were uninsured. The insurance feature of a municipal security normally provides that it guarantees the full payment of principal and interest when due through the life of an insured obligation, but does not guarantee the market value of the insured obligation or the net asset value of the common shares represented by such insured obligation.

Legislation Risk

At any time after the date of this Prospectus, legislation may be enacted that could negatively affect the assets of the Trust or the issuers of such assets. Changing approaches to regulation may have a negative impact on the entities in which the Trust invests. Legislation or regulation may also change the way in which the Trust itself is regulated. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Trust or will not impair the ability of the Trust to achieve its investment objective.

Portfolio Turnover Risk

The Trust’s annual portfolio turnover rate may vary greatly from year to year. Portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Trust. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Trust. High portfolio turnover may result in an increased realization of net short-term capital gains by the Trust which, when distributed to common shareholders, will be taxable as ordinary income. Additionally, in a declining market, portfolio turnover may create realized capital losses.

Deflation Risk

Deflation risk is the risk that prices throughout the economy decline over time, which may have an adverse effect on the market valuation of companies, their assets and revenues. In addition, deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Trust's portfolio.

Illiquid Securities Risk

The market for municipal securities is generally smaller than other markets, resulting in heightened liquidity risk. The Trust may invest in municipal securities and other instruments that, at the time of investment, are illiquid. Illiquid securities are securities that are not readily marketable and may include some restricted securities, which are securities that may not be resold to the public without an effective registration statement under the Securities, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Trust or at prices approximating the value at which the Trust is carrying the securities on its books.

Anti-Takeover Provisions

The Trust's Agreement and Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Trust or convert the Trust to open-end status. These provisions could deprive the holders of common shares of opportunities to sell their common shares at a premium over the then current market price of the common shares or at net asset value. In addition, if the Trust issues Preferred Shares, the holders of the Preferred Shares  will have voting rights that could deprive holders of common shares of such opportunities.

HOW THE TRUST MANAGES RISK

Investment Limitations

The Trust has adopted certain investment limitations designed to limit investment risk. These limitations are fundamental and may not be changed without the approval of the holders of a majority of the outstanding common shares and, if issued, Preferred Shares  voting together as a single class, and the approval of the holders of a majority of the Preferred Shares  voting as a separate class. Among other restrictions, the Trust may not invest 25% or more of the value of its Managed Assets in any one industry , provided that this limitation does not apply to municipal securities (including BABs) other than those municipal securities backed only by the assets and revenues of non-governmental issuers .

Quality of Investments

Under normal market conditions, the Trust will invest at least 80% of its Managed Assets in securities of investment grade quality at the time of investment. Investment grade quality securities are securities rated within the four highest grades (''Baa'' or ''BBB'' or better by Moody's, S&P, or Fitch) or securities that are unrated but judged to be of comparable quality by the Advisor or the Sub-Advisor.

Management of Investment Portfolio and Capital Structure to Limit Leverage Risk

The Trust may take certain actions if short-term interest rates increase or market conditions otherwise change (or the Trust anticipates such an increase or change) and the Trust's leverage begins (or is expected) to adversely affect common shareholders. In order to attempt to offset such a negative impact of leverage on common shareholders, the Trust may shorten the average maturity of its investment portfolio (by investing in short-term securities) or may reduce its indebtedness. The Trust may also attempt to reduce the leverage by limiting its investment in TOBs Residuals or by redeeming or otherwise purchasing Preferred Shares , if issued and outstanding. As explained above under "Risks—Leverage Risk," the success of any such attempt to limit leverage risk depends on the Advisors' ability to accurately predict interest rate or other market changes. Because of the difficulty of making such predictions, the Trust may never attempt to manage its capital structure in the manner described in this paragraph.

Strategic Transactions

The Trust may use certain Strategic Transactions designed to limit the risk of bond price fluctuations and to preserve capital.  These strategies include using swaps, financial futures contracts, options on financial futures or options based on either an index of long-term securities or on taxable debt securities whose prices, in the opinion of the Advisors, correlate with the prices of the Trust's investments. There can be no assurance that Strategic Transactions will be used or used effectively to limit risk, and Strategic Transactions may be subject to their own risks. Please see the Trust's Statement of Additional Information for a more detailed description of Strategic Transactions and the various derivative instruments the Trust may use and the various risks associated with them.

MANAGEMENT OF THE TRUST

Trustees and Officers

The board of trustees is responsible for the overall management of the Trust, including supervision of the duties performed by the Advisors . There are ten trustees of the Trust. A majority of the trustees will not be "interested persons" (as defined in the Investment Company Act) of the Trust. The name and business address of the trustees and officers of the Trust and their principal occupations and other affiliations during the past five years are set forth under "Management of the Trust" in the Statement of Additional Information.

Investment Advisor and Sub-Advisor

BlackRock Advisors acts as the Trust's investment advisor.  BlackRock Investment Management acts as the Trust's sub-advisor. BlackRock Advisors, located at 100 Bellevue Parkway, Wilmington, Delaware 19809, and BlackRock Investment Management , located at 55 East 5 5th   Street, New York, New York 10055 , are wholly owned subsidiaries of BlackRock, Inc., which is one of the largest publicly traded investment management firms in the United States with approximately $     trillion of assets under management as of               . BlackRock manages assets on behalf of institutional and individual investors worldwide through a variety of equity, fixed income, liquidity and alternative investment products, including the BlackRock Funds and BlackRock Provident Institutional Funds. In addition, BlackRock provides risk management and investment system services to institutional investors under the BlackRock Solutions name.

The BlackRock organization has over 20 years of experience managing closed-end products and, as of               , advised a closed-end family of      active funds with approximately $     billion in assets. BlackRock has    leveraged municipal closed-end funds and       open-end municipal funds under management. As of              , BlackRock had approximately $    billion in municipal assets firm-wide. Clients are served from the company's headquarters in New York City, as well as offices in Wilmington, San Francisco, Boston, Edinburgh, Tokyo and Hong Kong.

Investment Philosophy

BlackRock's investment decision-making process for the municipal bond sector is subject to the same discipline, oversight and investment philosophy that the firm applies to other sectors of the fixed income market.

BlackRock uses a relative value strategy that evaluates the trade-off between risk and return to seek to achieve the Trust's investment objectives. This strategy is combined with disciplined risk control techniques and applied in sector, sub-sector and individual security selection decisions. BlackRock's extensive personnel and technology resources are the key drivers of the investment philosophy.

BlackRock's Municipal Securities Team

BlackRock uses a team approach in managing municipal portfolios. BlackRock believes that this approach offers substantial benefits over one that is dependent on the market wisdom or investment expertise of only a few individuals.

BlackRock's municipal bond team includes     portfolio managers with an average experience of    years and     credit research analysts with an average experience of     years.

As of          , BlackRock's municipal bond portfolio managers were responsible for municipal bond portfolios valued at approximately $   billion. Municipal mandates include the management of open- and closed-end mutual funds, municipal-only separate accounts or municipal allocations within larger institutional mandates. In addition, BlackRock manages municipal liquidity accounts valued at approximately $   billion. The team currently manages    closed-end municipal funds, with over $    billion in assets under management. Of the $    billion in closed-end municipal funds,    of these funds are municipal term trusts valued at over $   billion and    are perpetual funds valued at over $   billion.

BlackRock's Investment Process

BlackRock has in-depth expertise in the fixed income market. BlackRock applies the same risk-controlled, active sector rotation style to the management process for all of its fixed income portfolios. BlackRock believes that it is unique in its integration of taxable and municipal bond specialists. Both taxable and municipal bond portfolio managers share the same trading floor and interact frequently for determining the firm's overall investment strategy. This interaction allows each portfolio manager to access the combined experience and expertise of the entire portfolio management group at BlackRock.

BlackRock's portfolio management process emphasizes research and analysis of specific sectors and securities, not interest rate speculation. BlackRock believes that market-timing strategies can be highly volatile and potentially produce inconsistent results. Instead, BlackRock thinks that value over the long-term is best achieved through a risk-controlled approach, focusing on sector allocation, security selection and yield curve management.

In the municipal market, BlackRock believes one of the most important determinants of value is supply and demand. BlackRock's ability to monitor investor flows and frequency and seasonality of issuance is helpful in anticipating the supply and demand for sectors. BlackRock believes that the breadth and expertise of its municipal bond team allow it to anticipate issuance flows, forecast which sectors are likely to have the most supply and plan its investment strategy accordingly.

BlackRock's approach to credit risk incorporates a combination of sector-based, top-down macro-analysis of industry sectors to determine relative weightings with a name-specific (issuer-specific), bottom-up detailed credit analysis of issuers and structures. The sector-based approach focuses on rotating into sectors that are undervalued and exiting sectors when fundamentals or technicals become unattractive. The name-specific approach focuses on identifying special opportunities where the market undervalues a credit, and devoting concentrated resources to research the credit and monitor the position. BlackRock's analytical process focuses on anticipating change in credit trends before market recognition. Credit research is a critical, independent element of BlackRock's municipal process.

Investment Management Agreement

Pursuant to an investment management agreement between BlackRock Advisors and the Trust (the "Investment Management Agreement"), the Trust has agreed to pay BlackRock Advisors a management fee at an annual rate equal to 0.55 % of the average daily value of the Trust's Managed Assets ( 0.85% of the Trust's net assets, assuming leverage of 35% ). "Managed Assets" means the total assets of the Trust (including any assets attributable to money borrowed for investment purposes) minus the sum of the Trust's accrued liabilities (other than money borrowed for investment purposes).  For the avoidance of doubt, assets attributable to money borrowed for investment purposes includes the portion of the Trust's assets in a TOBs Issuer of which the Trust owns the TOBs Residual. This means that during periods in which the Trust is using leverage, the fee paid to BlackRock Advisors will be higher than if the Trust did not use leverage because the fee is calculated as a percentage of the Trust's Managed Assets, which include those assets purchased with leverage.

BlackRock Advisors will pay an annual sub-advisory fee to the Sub-Advisor equal to      % of the management fee received by BlackRock Advisors.

A discussion regarding the basis for the approval of the investment management agreements by the board of trustees will be available in the Trust's first report to shareholders.

In addition to the fees paid to BlackRock Advisors, the Trust pays all other costs and expenses of its operations, including compensation of its trustees (other than those affiliated with the Advisors), custodian, leveraging expenses , transfer and dividend disbursing agent expenses, legal fees, rating agency fees, listing fees and expenses, expenses of independent auditors, expenses of repurchasing shares, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies and taxes, if any.

NET ASSET VALUE

The net asset value of the common shares of the Trust will be computed based upon the value of the Trust's portfolio securities and other assets. Net asset value per common share will be determined as of the close of the regular trading session on the New York Stock Exchange ("NYSE") on each business day on which the NYSE is open for trading. The Trust calculates net asset value per common share by subtracting the Trust's liabilities (including accrued expenses, dividends payable and any borrowings of the Trust), and the liquidation value of any outstanding Preferred Shares  of the Trust from the Trust's total assets (the value of the securities the Trust holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of common shares of the Trust outstanding.

The Trust values its fixed income securities by using market quotations, prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established by the board of trustees of the Trust. A substantial portion of the Trust's fixed income investments will be valued utilizing one or more pricing services approved by the Trust's board of trustees. Debt securities having a remaining maturity of 60 days or less when purchased and debt securities originally purchased with maturities in excess of 60 days but which currently have maturities of 60 days or less may be valued at cost adjusted for amortization of premiums and accretion of discounts. Any securities or other assets for which current market quotations are not readily available are valued at their fair value ("Fair Value Assets") as determined in good faith under procedures established by and under the general supervision and responsibility of the Trust's board of trustees. The Advisors will submit their recommendations regarding the valuation and/or valuation methodologies for Fair Valued Assets to a valuation committee comprised of officers and employees of the Advisors. The valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Valued Assets shall be subsequently reported to the Trust's board of trustees.

Non-U.S. Securities are valued by translating available quotes into U.S. dollar equivalents, if the quotes are considered reliable, and are otherwise valued at fair value. OTC options are priced on the basis of dealer quotes. Other types of derivatives for which quotes may not be available are valued at fair value.

When determining the price for a Fair Valued Asset, the Advisors shall seek to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the Advisors deem relevant.

DISTRIBUTIONS

Commencing with the Trust's initial dividend, the Trust intends to make regular monthly cash distributions of all or a portion of its net investment income to common shareholders.  We expect to declare the initial monthly dividend on the Trust's common shares within approximately 45 days after completion of this offering and to pay that initial monthly dividend approximately 60 to 90 days after completion of this offering.  The Trust will pay common shareholders at least annually all or substantially all of its investment company taxable income after the payment of dividends and interest, if any, owed with respect to any outstanding Preferred Shares  or other forms of leverage utilized by the Trust.  The Trust intends to pay any capital gains distributions at least annually.  If the Trust realizes a long-term capital gain, it will be required to allocate such gain between the common shares and any Preferred Shares  issued by the Trust in proportion to the total dividends paid to each class for the year in which the income is realized. The Investment Company Act generally limits the Trust to one capital gain distribution per year, subject to certain exceptions.

The tax treatment and characterization of the Trust's distributions may vary significantly from time to time because of the varied nature of the Trust's investments.  In light of the Trust's investment policies, the Trust anticipates that the Investment Company Act will require it to accompany each monthly distribution with a statement setting forth the estimated source (as between net income, capital gains and return of capital) of the distribution made.  The Trust will indicate the proportion of its capital gains distributions that constitute long-term and short-term gains annually.  The ultimate tax characterization of the Trust's distributions made in a calendar or fiscal year cannot finally be determined until after the end of that fiscal year.  As a result, there is a possibility that the Trust may make total distributions during a calendar or fiscal year in an amount that exceeds the Trust's net investment income and net capital gains for the relevant fiscal year.  In such situations, the amount by which the Trust's total distributions exceed its net investment income and net capital gains would generally be treated as a tax-free return of capital reducing the amount of a shareholder's tax basis in such shareholder's shares, with any amounts exceeding such basis treated as gain from the sale of shares.

Various factors will affect the level of the Trust's income, including the asset mix and average maturity of the Trust's portfolio, the amount of leverage utilized by the Trust and the cost of such leverage and the Trust's use of hedging.  To permit the Trust to maintain a more stable monthly distribution, the Trust may from time to time distribute less than the entire amount of income earned in a particular period.  The undistributed income would be available to supplement future distributions.  As a result, the distributions paid by the Trust for any particular monthly period may be more or less than the amount of income actually earned by the Trust during that period.  Undistributed income will add to the Trust's net asset value and, correspondingly, distributions from undistributed income will deduct from the Trust's net asset value.

Shareholders will automatically have all dividends and distributions reinvested in common shares of the Trust issued by the Trust or purchased in the open market in accordance with the Trust's dividend reinvestment plan unless an election is made to receive cash.  See "Dividend Reinvestment Plan."

DIVIDEND REINVESTMENT PLAN

Unless the registered owner of common shares elects to receive cash by contacting the Plan Administrator, all dividends declared for your common shares of the Trust will be automatically reinvested by            (the "Plan Administrator"), Administrator for shareholders in administering the Trust's Dividend Reinvestment Plan (the "Plan"), in additional common shares of the Trust.  Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the common shares are held in street or other nominee name, then to such nominee) by              , as dividend disbursing agent. You may elect not to participate in the Plan and to receive all dividends in cash by contacting              , as dividend disbursing agent, at the address set forth below. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date ; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional common shares of the Trust for you. If you wish for all dividends declared on your common shares of the Trust to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Administrator will open an account for each common shareholder under the Plan in the same name in which such common shareholder's common shares are registered. Whenever the Trust declares a dividend or other distribution (together, a "Dividend") payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in common shares. The common shares will be acquired by the Plan Administrator for the participants' accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Trust ("Newly Issued Common Shares") or (ii) by purchase of outstanding common shares on the open market ("Open-Market Purchases") on the New York Stock Exchange or elsewhere. If, on the payment date for any Dividend, the closing market price per common share plus estimated brokerage commissions is equal to or greater than the net asset value per common share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant's account will be determined by dividing the dollar amount of the Dividend by the net asset value per common share on the payment date; provided that, if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per common share on the payment date. If, on the payment date for any Dividend, the net asset value per common share is greater than the market value per common share plus estimated brokerage commissions, the Plan Administrator will invest the Dividend amount in common shares acquired on behalf of the participants in Open-Market Purchases. In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the common shares trade on an "ex-dividend" basis or 30 days after the payment date for such Dividend, whichever is sooner (the "Last Purchase Date"), to invest the Dividend amount in common shares acquired in Open-Market Purchases. It is contemplated that the Trust will pay monthly income Dividends. Therefore, the period during which Open-Market Purchases can be made will exist only from the payment date of each Dividend through the date before the next "ex-dividend" date which typically will be approximately ten days. If, before the Plan Administrator has completed its Open-Market Purchases, the market price per common share exceeds the net asset value per common share, the average per common share purchase price paid by the Plan Administrator may exceed the net asset value of the common shares, resulting in the acquisition of fewer common shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at the net asset value per common share at the close of business on the Last Purchase Date provided that, if the net asset value per common share is less than or equal to 95% of the then current market price per common share; the dollar amount of the Dividend will be divided by 95% of the market price per common share on the payment date.

The Plan Administrator maintains all shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of common shares certified from time to time by the record shareholder's name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to common shares issued directly by the Trust as a result of dividends or capital gains distributions payable either in common shares or in cash. The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such dividends. See "Tax Matters." Participants that request a sale of shares through the Plan Administrator are subject to $          sales fee and a $         per share sold brokerage commission.

The Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Trust reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator,               , at                    .

DESCRIPTION OF SHARES

Common Shares

The Trust is an unincorporated statutory trust organized under the laws of Delaware pursuant to an Agreement and Declaration of Trust dated as of June 7 , 2010. The Trust is authorized to issue an unlimited number of common shares of beneficial interest, par value $0.001 per share. Each common share has one vote and, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable, except that the trustees shall have the power to cause shareholders to pay expenses of the Trust by setting off charges due from shareholders from declared but unpaid dividends or distributions owed the shareholders and/or by reducing the number of common shares owned by each respective shareholder. If and whenever Preferred Shares  are outstanding, the holders of common shares will not be entitled to receive any distributions from the Trust unless all accrued dividends on Preferred Shares  have been paid, unless asset coverage (as defined in the Investment Company Act) with respect to Preferred Shares  would be at least 200% after giving effect to the distributions and unless certain other requirements imposed by any rating agencies rating the Preferred Shares  have been met. See "—Preferred Shares" in the Statement of Additional Information .  All common shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights. The Trust will send annual and semi-annual reports, including financial statements, to all holders of its shares.

The Trust has no present intention to offer Preferred Shares . Any additional offering of common shares will be subject to the requirements of the Investment Company Act, which provides that shares may not be issued at a price below the then current net asset value, exclusive of sales load, except in connection with an offering to existing holders of common shares or with the consent of a majority of the Trust's outstanding voting securities.

The Trust's common shares are expected to be listed on the New York Stock Exchange under the symbol " BBN ."

The Trust's net asset value per share generally increases when interest rates decline and decreases when interest rates rise, and these changes are likely to be greater because the Trust intends to have a leveraged capital structure. Net asset value will be reduced immediately following the offering of common shares by the amount of the sales load and organizational and offering expenses paid by the Trust. See "Use of Proceeds."

Unlike open-end Trusts, closed-end funds like the Trust do not continuously offer shares and do not provide daily redemptions. Rather, if a shareholder determines to buy additional common shares or sell shares already held, the shareholder may do so by trading through a broker on the New York Stock Exchange or otherwise. Shares of closed-end investment companies frequently trade on an exchanges at prices lower than net asset value. Shares of closed-end investment companies like the Trust that invest predominantly in investment grade municipal securities have during some periods traded at prices higher than net asset value and during other periods have traded at prices lower than net asset value. Because the market value of the common shares may be influenced by such factors as dividend levels (which are in turn affected by expenses), call protection on its portfolio securities, dividend stability, portfolio credit quality, net asset value, relative demand for and supply of such shares in the market, general market and economic conditions and other factors beyond the control of the Trust, the Trust cannot assure you that common shares will trade at a price equal to or higher than net asset value in the future. The common shares are designed primarily for long-term investors and you should not purchase the common shares if you intend to sell them soon after purchase. See "Leverage" and the Statement of Additional Information under "Repurchase of Common Shares."

Preferred Shares

Under the Investment Company Act, the Trust is not permitted to issue Preferred Shares unless immediately after such issuance the value of the Trust's total assets is at least 200% of the liquidation value of the outstanding Preferred Shares (i.e., the liquidation value may not exceed 50% of the Trust's total assets). In addition, the Trust is not permitted to declare any cash dividend or other distribution on its common shares unless, at the time of such declaration, the value of the Trust's total assets is at least 200% of such liquidation value. If the Trust issues Preferred Shares, it may be subject to restrictions imposed by guidelines of one or more rating agencies that may issue ratings for Preferred Shares issued by the Trust. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Trust by the Investment Company Act. It is not anticipated that these covenants or guidelines would impede the Advisor from managing the Trust's portfolio in accordance with the Trust's investment objectives and policies.   Please see the Trust's Statement of Additional Information for more information.

Certain Provisions in the Agreement and Declaration of Trust

The Agreement and Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Trust or to change the composition of its board of trustees. This could have the effect of depriving shareholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control over the Trust. Such attempts could have the effect of increasing the expenses of the Trust and disrupting the normal operation of the Trust. The board of trustees is divided into three classes, with the terms of one class expiring at each annual meeting of shareholders. At each annual meeting, one class of trustees is elected to a three-year term. This provision could delay for up to two years the replacement of a majority of the board of trustees. A trustee may be removed from office by the action of a majority of the remaining trustees followed by a vote of the holders of at least 75% of the shares then entitled to vote for the election of the respective trustee.

In addition, the Trust's Agreement and Declaration of Trust requires the favorable vote of a majority of the Trust's board of trustees followed by the favorable vote of the holders of at least 75% of the outstanding shares of each affected class or series of the Trust, voting separately as a class or series, to approve, adopt or authorize certain transactions with 5% or greater holders of a class or series of shares and their associates, unless the transaction has been approved by at least 80% of the trustees, in which case "a majority of the outstanding voting securities" (as defined in the Investment Company Act) of the Trust shall be required. For purposes of these provisions, a 5% or greater holder of a class or series of shares (a "Principal Shareholder") refers to any person who, whether directly or indirectly and whether alone or together with its affiliates and associates, beneficially owns 5% or more of the outstanding shares of all outstanding classes or series of shares of beneficial interest of the Trust.

The 5% holder transactions subject to these special approval requirements are:

•	the merger or consolidation of the Trust or any subsidiary of the Trust with or into any Principal Shareholder;

•	the issuance of any securities of the Trust to any Principal Shareholder for cash;

•
the sale, lease or exchange of all or any substantial part of the assets of the Trust to any Principal Shareholder, except assets having an aggregate fair market value of less than 2% of the total assets of the Trust, aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period; or

•
the sale, lease or exchange to the Trust or any subsidiary of the Trust, in exchange for securities of the Trust, of any assets of any Principal Shareholder, except assets having an aggregate fair market value of less than 2% of the total assets of the Trust, aggregating for purposes of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period.

To convert the Trust to an open-end investment company, the Trust's Agreement and Declaration of Trust requires the favorable vote of a majority of the board of the trustees followed by the favorable vote of the holders of at least 75% of the outstanding shares of each affected class or series of shares of the Trust, voting separately as a class or series, unless such amendment has been approved by at least 80% of the trustees, in which case "a majority of the outstanding voting securities" (as defined in the Investment Company Act) of the Trust shall be required. The foregoing vote would satisfy a separate requirement in the Investment Company Act that any conversion of the Trust to an open-end investment company be approved by the shareholders. If approved in the foregoing manner, conversion of the Trust to an open-end investment company could not occur until 90 days after the shareholders' meeting at which such conversion was approved and would also require at least 30 days' prior notice to all shareholders. Conversion of the Trust to an open-end investment company would require the redemption of any outstanding Preferred Shares , which could eliminate or alter the leveraged capital structure of the Trust with respect to the common shares. Following any such conversion, it is also possible that certain of the Trust's investment policies and strategies would have to be modified to assure sufficient portfolio liquidity. In the event of conversion, the common shares would cease to be listed on the New York Stock Exchange or other national securities exchanges or market systems. Shareholders of an open-end investment company may require the company to redeem their shares at any time, except in certain circumstances as authorized by or under the Investment Company Act, at their net asset value, less such redemption charge, if any, as might be in effect at the time of a redemption. The Trust expects to pay all such redemption requests in cash, but reserves the right to pay redemption requests in a combination of cash or securities. If such partial payment in securities were made, investors may incur brokerage costs in converting such securities to cash. If the Trust were converted to an open-end Trust, it is likely that new shares would be sold at net asset value plus a sales load. The board of trustees believes, however, that the closed-end structure is desirable in light of the Trust's investment objectives and policies. Therefore, you should assume that it is not likely that the board of trustees would vote to convert the Trust to an open-end Trust.

For the purposes of calculating "a majority of the outstanding voting securities" under the Trust's Agreement and Declaration of Trust, each class and series of the Trust shall vote together as a single class, except to the extent required by the Investment Company Act or the Trust's Agreement and Declaration of Trust with respect to any class or series of shares. If a separate vote is required, the applicable proportion of shares of the class or series, voting as a separate class or series, also will be required.

The board of trustees has determined that provisions with respect to the board of trustees and the shareholder voting requirements described above, which voting requirements are greater than the minimum requirements under Delaware law or the Investment Company Act, are in the best interest of shareholders generally. Reference should be made to the Agreement and Declaration of Trust on file with the Securities and Exchange Commission for the full text of these provisions.

CLOSED-END FUND STRUCTURE

The Trust is a non-diversified, closed-end management investment company with no operating history (commonly referred to as a closed-end fund). Closed-end funds differ from open-end funds (which are generally referred to as mutual funds) in that closed-end funds generally list their shares for trading on a stock exchange and do not redeem their shares at the request of the shareholder. This means that if you wish to sell your shares of a closed-end fund you must trade them on the market like any other stock at the prevailing market price at that time. In a mutual fund, if the shareholder wishes to sell shares of the fund, the mutual fund will redeem or buy back the shares at "net asset value." Also, mutual funds generally offer new shares on a continuous basis to new investors, and closed-end funds generally do not. The continuous inflows and outflows of assets in a mutual fund can make it difficult to manage the Trust's investments. By comparison, closed-end funds are generally able to stay more fully invested in securities that are consistent with their investment objective, and also have greater flexibility to make certain types of investments, and to use certain investment strategies, such as financial leverage and investments in illiquid securities.

Shares of closed-end funds frequently trade at a discount to their net asset value. Because of this possibility and the recognition that any such discount may not be in the interest of shareholders, the Trust's board of trustees might consider from time to time engaging in open-market repurchases, tender offers for shares or other programs intended to reduce the discount. We cannot guarantee or assure, however, that the Trust's board of trustees will decide to engage in any of these actions. Nor is there any guarantee or assurance that such actions, if undertaken, would result in the shares trading at a price equal or close to net asset value per share. The board of trustees might also consider converting the Trust to an open-end mutual fund, which would also require a vote of the shareholders of the Trust.

REPURCHASE OF COMMON SHARES

Shares of closed-end investment companies often trade at a discount to their net asset values, and the Trust's common shares may also trade at a discount to their net asset value, although it is possible that they may trade at a premium above net asset value. The market price of the Trust's common shares will be determined by such factors as relative demand for and supply of such common shares in the market, the Trust's net asset value, general market and economic conditions and other factors beyond the control of the Trust. See "Net Asset Value." Although the Trust's common shareholders will not have the right to redeem their common shares, the Trust may take action to repurchase common shares in the open market or make tender offers for its common shares. This may have the effect of reducing any market discount from net asset value.

There is no assurance that, if action is undertaken to repurchase or tender for common shares, such action will result in the common shares' trading at a price which approximates their net asset value. Although share repurchases and tenders could have a favorable effect on the market price of the Trust's common shares, you should be aware that the acquisition of common shares by the Trust will decrease the capital of the Trust and, therefore, may have the effect of increasing the Trust's expense ratio and decreasing the asset coverage with respect to any Preferred Shares  outstanding. Any share repurchases or tender offers will be made in accordance with requirements of the Securities Exchange Act of 1934, as amended, the Investment Company Act and the principal stock exchange on which the common shares are traded.

TAX MATTERS

Federal Tax Matters

The following is a description of certain U.S. federal income tax consequences to a shareholder of acquiring, holding and disposing of common shares of the Trust. The discussion reflects applicable tax laws of the United States as of the date of this prospectus, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the "IRS") retroactively or prospectively. No ruling has been or will be sought from the IRS regarding any matter discussed herein.  No assurance can be given that the IRS would not assert, or that a court would not sustain, a position different from any of the tax aspects set forth below. No attempt is made to present a detailed explanation of all U.S. federal, state, local and foreign tax concerns affecting the Trust and its shareholders (including shareholders owning large positions in the Trust). The discussion set forth herein does not constitute tax advice. Shareholders are urged to consult their own tax advisors to determine the tax consequences to them of investing in the Trust.

The Trust intends to elect to be treated as, and to qualify each year for special tax treatment afforded to, a regulated investment company under Subchapter M of the Code. In order to qualify as a regulated investment company, the Trust must, among other things, satisfy income, asset diversification and distribution requirements. As long as it so qualifies, the Trust will not be subject to U.S. federal income tax to the extent that it distributes its investment company taxable income and net recognized capital gains. The Trust intends to distribute at least annually substantially all of such income.

The Trust primarily invests in taxable municipal securities whose income is subject to U.S. federal income tax.  Thus, distributions paid to you by the Trust from its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) are generally taxable to you as ordinary income to the extent of the Trust's current and accumulated earnings and profits. The Trust does not expect that its ordinary income dividends will be treated as "qualified dividend income," which is eligible for taxation at the rates applicable to long-term capital gains in the case of individual shareholders, or that a corporate shareholder will be able to claim a dividends received reduction with respect to Trust distributions.

Distributions made to you from an excess of net long-term capital gain over net short-term capital loss ("capital gain dividends"), including capital gain dividends credited to you but retained by the Trust, are taxable to you as long-term capital gain if they have been properly designated by the Trust, regardless of the length of time you have owned Trust shares. For individuals, long-term capital gain is generally taxed at a reduced maximum rate.

If, for any calendar year, the Trust's total distributions exceed both the current taxable year's earnings and profits and accumulated earnings and profits from prior years, the excess will generally be treated as a tax-free return of capital up to the amount of a shareholder's tax basis in the common shares, reducing that basis accordingly. Such distributions exceeding the shareholder's basis will be treated as gain from the sale or exchange of the shares. When you sell your shares in the Trust, the amount, if any, by which your sales price exceeds your basis in the shares is gain subject to tax. Because a return of capital reduces your basis in the shares, it will increase the amount of your gain or decrease the amount of your loss when you sell the shares. Generally, on or before January 31st of each year, the Trust will provide you with a written notice designating the amount of ordinary dividend income, capital gain dividends and other distributions (if relevant).

The sale or other disposition of shares of the Trust will generally result in capital gain or loss to you (provided that the shares were held as a capital asset), which will be long-term capital gain or loss if the shares have been held for more than one year at the time of sale. Any loss upon the sale or exchange of Trust shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by you. Any loss realized on a sale or exchange of shares of the Trust will be disallowed if other substantially identical shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date of disposition of the shares. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Present law taxes both long-term and short-term capital gain of corporations at the rates applicable to ordinary income. For non-corporate taxpayers, short-term capital gain will currently be taxed at the U.S. federal income tax rates applicable to ordinary income, while long-term capital gain generally will be taxed at a reduced maximum U.S. federal income tax rate.

The IRS currently requires that a regulated investment company that has two or more classes of stock allocate to each such class proportionate amounts of each type of its income (such as ordinary income and net capital gain) based upon the percentage of total dividends paid to each class for the tax year. Accordingly, if the Trust issues Preferred Shares , then the Trust intends each year to allocate its ordinary income, net capital gain and other relevant items (if any) between its common shares and Preferred Shares  in proportion to the total dividends paid to each class with respect to such tax year.

Dividends and other taxable distributions are taxable to shareholders. If the Trust pays you a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Trust and received by you on December 31 of the year in which the dividend was declared.

The Trust is required in certain circumstances to withhold, for U.S. federal backup withholding purposes, on taxable dividends and certain other payments paid to non-corporate holders of the Trust's shares who do not furnish the Trust with their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications, or who are otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld from payments made to you may be refunded or credited against your U.S. federal income tax liability, if any, provided that the required information is furnished to the IRS.  In addition, the Trust may be required to withhold on distributions to non-U.S. shareholders.

The foregoing is a general and abbreviated summary of the provisions of the Code and the Treasury regulations in effect as they directly govern the taxation of the Trust and its shareholders. These provisions are subject to change by legislative, judicial, or administrative action, and any such change may be retroactive. A more complete discussion of the tax rules applicable to the Trust and its shareholders can be found in the Statement of Additional Information that is incorporated by reference into this prospectus. Shareholders are urged to consult their tax advisors regarding specific questions as to U.S. federal, foreign, state, local income or other taxes.

UNDERWRITING

The Underwriters named below have severally agreed, subject to the terms and conditions of an underwriting agreement with the Trust, BlackRock Advisors and                 (the "Underwriting Agreement"), to purchase from the Trust the number of common shares set forth opposite their respective names. The Underwriters are committed to purchase and pay for all of such common shares (other than those covered by the over-allotment option described below) if any are purchased.
Underwriters	Number of Common Shares

Total

The Trust has granted to the Underwriters an option, exercisable for     days from the date of this Prospectus, to purchase up to an additional             common shares to cover over-allotments, if any, at the initial offering price per common share minus the commission described in the following paragraph. The Underwriters may exercise such option solely for the purpose of covering over-allotments incurred in the sale of the common shares offered hereby. To the extent that the Underwriters exercise this option, each of the Underwriters will have a firm commitment, subject to the terms and conditions of the Underwriting Agreement, to purchase an additional number of common shares proportionate to such Underwriter's initial commitment.

The Trust has agreed to pay a commission to the Underwriters in the amount of up to $     per common share (4.5% of the public offering price per common share). The Representatives have advised the Trust that the Underwriters may pay up to $             per common share from such commission to selected dealers who sell the common shares and that such dealers may reallow a concession of up to $             per common share to certain other dealers who sell shares. Investors must pay for any common shares purchased on or before             , 2010.

Prior to this offering, there has been no public or private market for the common shares or any other securities of the Trust. Consequently, the offering price for the common shares was determined by negotiation among the Trust, BlackRock and the representative. There can be no assurance, however, that the price at which common shares sell after this offering will not be lower than the price at which they are sold by the Underwriters or that an active trading market in the common shares will develop and continue after this offering. The minimum investment requirement is 100 common shares.

The Trust, BlackRock Advisors and                   have each agreed to indemnify the several Underwriters for or to contribute to the losses arising out of certain liabilities, including liabilities under the Securities Act of 1933, as amended.

The Trust has agreed not to offer, sell or register with the Securities and Exchange Commission any equity securities of the Trust, other than issuances of common shares and issuances in connection with any offering of Preferred Shares , each as contemplated in this Prospectus, for a period of 180 days after the date of the Underwriting Agreement without the prior written consent of the Representatives.

The Representatives have informed the Trust that the Underwriters do not intend to confirm any sales to any accounts over which they exercise discretionary authority.

In connection with this offering, the Underwriters may purchase and sell common shares in the open market. These transactions may include over-allotment and stabilizing transactions and purchases to cover syndicate short positions created in connection with this offering. Stabilizing transactions consist of certain bids or purchases for the purpose of preventing or retarding a decline in the market price of the common shares and syndicate short positions involve the sale by the Underwriters of a greater number of common shares than they are required to purchase from the Trust in this offering. The Underwriters also may impose a penalty bid, whereby selling concessions allowed to syndicate members or other broker-dealers in respect of the common shares sold in this offering for their account may be reclaimed by the syndicate if such common shares are repurchased by the syndicate in stabilizing or covering transactions. These activities may stabilize, maintain or otherwise affect the market price of the common shares, which may be higher than the price that might otherwise prevail in the open market; and these activities, if commenced, may be discontinued at any time without notice. These transactions may be effected on the New York Stock Exchange or otherwise.

The Trust anticipates that the Representatives and certain other Underwriters may from time to time act as brokers and dealers in connection with the execution of its portfolio transactions after they have ceased to be Underwriters and, subject to certain restrictions, may act as such brokers while they are Underwriters.

In connection with this offering, certain of the Underwriters or selected dealers may distribute prospectuses electronically.

BlackRock Advisors has agreed to pay certain Underwriters (each a "Qualifying Underwriter") additional compensation payable quarterly from BlackRock's own assets at the annual rate of    % of the Trust's Managed Assets attributable to common shares sold by such Qualifying Underwriters in this offering (including a proportionate share of assets acquired using leverage). In consideration for such payment, the Qualifying Underwriters have agreed to provide, upon request, certain informational services on an ongoing basis. Such payments will continue to be payable so long as the Investment Management Agreement remains in effect between the Trust and BlackRock or any successor in interest or affiliate of BlackRock and as to the extent that such Investment Management Agreement is renewed periodically in accordance with the Investment Company Act.

The sum of the additional compensation payable to the Qualifying Underwriters will not exceed    % of the aggregate initial offering price of the common shares offered hereby.

CUSTODIAN AND TRANSFER AGENT

The Custodian of the assets of the Trust is State Street Bank and Trust Company . The Custodian performs custodial, Trust accounting and portfolio accounting services. Computershare Trust Company, N.A. , will serve as the Trust's Transfer Agent with respect to the common shares.

LEGAL OPINIONS

Certain legal matters in connection with the common shares will be passed upon for the Trust by Skadden, Arps, Slate, Meagher & Flom LLP, New York, New York, and for the Underwriters

by                                                                 .                                                            may rely as to certain matters of Delaware law on the opinion of Skadden, Arps, Slate, Meagher & Flom LLP.

PRIVACY PRINCIPLES OF THE TRUST

The Trust is committed to maintaining the privacy of its current and former shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Trust collects, how the Trust protects that information and why, in certain cases, the Trust may share such information with select parties.

The Trust obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information the Trust receives from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with the Trust, its affiliates or others; (iii) information the Trust receives from a consumer reporting agency; and (iv) from visits to the Trust's or its affiliates' websites.

The Trust does not sell or disclose to non-affiliated third parties any non-public personal information about its current and former shareholders, except as permitted by law or as is necessary to respond to regulatory requests or to service shareholder accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

The Trust may share information with its affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, the Trust restricts access to non-public personal information about its current and former shareholders to those BlackRock employees with a legitimate business need for the information. The Trust maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its current and former shareholders, including procedures relating to the proper storage and disposal of such information .

  If you are located in a jurisdiction where specific laws, rules or regulations require the Trust to provide you with additional or different privacy-related rights beyond what is set forth above, then the Trust will comply with those specific laws, rules or regulations.

TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION

                                                                                                                                          Page
USE OF PROCEEDS	2
INVESTMENT OBJECTIVES AND POLICIES	2
INVESTMENT POLICIES AND TECHNIQUES	4
OTHER INVESTMENT POLICIES AND TECHNIQUES	10
ADDITIONAL RISK FACTORS	12
MANAGEMENT OF THE TRUST	14
PORTFOLIO TRANSACTIONS AND BROKERAGE	23
CONFLICTS OF INTEREST	24
DESCRIPTION OF SHARES	31
REPURCHASE OF COMMON SHARES	32
TAX MATTERS	33
INDEPENDENT AUDITORS' REPORT	F-1
FINANCIAL STATEMENTS	F-2
APPENDIX A Ratings of Investments	A-1
APPENDIX B Proxy Voting Procedures	B-1
APPENDIX C Strategic Transactions	C-1

Until            , 2010 (25 days after the date of this prospectus), all dealers that buy, sell or trade the common shares, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealers' obligations to deliver a prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.

                          Shares

BlackRock Build America Bond Trust
Common Shares
$       per Share
___________________________

PROSPECTUS
___________________________

                         , 2010

SUBJECT TO COMPLETION, DATED JULY 16 , 2010

BlackRock Build America Bond Trust

STATEMENT OF ADDITIONAL INFORMATION

       BlackRock Build America Bond Trust (the "Trust") is a non-diversified, closed-end management investment company with no operating history. This Statement of Additional Information relating to common shares does not constitute a Prospectus, but should be read in conjunction with the Prospectus relating thereto dated            , 2010. This Statement of Additional Information, which is not a Prospectus, does not include all information that a prospective investor should consider before purchasing common shares, and investors should obtain and read the Prospectus prior to purchasing such shares. A copy of the Prospectus may be obtained without charge by calling (800) 882-0052 . You may also obtain a copy of the Prospectus on the Securities and Exchange Commission's web site (http://www.sec.gov). Capitalized terms used but not defined in this Statement of Additional Information have the meanings ascribed to them in the Prospectus.

Page

USE OF PROCEEDS	2
INVESTMENT OBJECTIVES AND POLICIES	2
INVESTMENT POLICIES AND TECHNIQUES	4
OTHER INVESTMENT POLICIES AND TECHNIQUES	10
ADDITIONAL RISK FACTORS	12
MANAGEMENT OF THE TRUST	14
PORTFOLIO TRANSACTIONS AND BROKERAGE	23
CONFLICTS OF INTEREST	24
DESCRIPTION OF SHARES	31
REPURCHASE OF COMMON SHARES	32
TAX MATTERS	33
INDEPENDENT AUDITORS' REPORT	F-1
FINANCIAL STATEMENTS	F-2
APPENDIX A Ratings of Investments	A-1
APPENDIX B Proxy Voting Procedures	B-1
APPENDIX C Strategic Transactions	C-1

This Statement of Additional Information is dated            , 2010.

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USE OF PROCEEDS

Pending investment in securities that meet the Trust's investment objectives and policies, the net proceeds of this offering will be invested in short-term debt securities of the type described below under ''Investment Policies and Techniques—Short-Term Taxable Fixed Income Securities" and/or "—Short-Term Tax-Exempt Fixed Income Securities." If necessary to invest fully the net proceeds of this offering immediately, the Trust may also purchase, as temporary investments, securities of other open- or closed-end investment companies that invest primarily in securities of the type in which the Trust may invest directly. We currently anticipate that the Trust will be able to invest all of the net proceeds in accordance with the Trust's investment objectives and policies within approximately three months after the completion of this offering.

INVESTMENT OBJECTIVES AND POLICIES

Investment Restrictions

       Except as described below, the Trust, as a fundamental policy, may not, without the approval of the holders of a majority of the outstanding common shares and Preferred Shares , if any, voting together as a single class, and of the holders of a majority of the outstanding Preferred Shares , if any, voting as a separate class:

(1)   invest 25% or more of the value of its Managed Assets in any one industry, provided that this limitation does not apply to municipal securities ( including BABs ) other than those municipal securities backed only by the assets and revenues of non-governmental issuers;

(2)   issue senior securities or borrow money other than as permitted by the Investment Company Act or pledge its assets other than to secure such issuances or in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies;

(3)   make loans of money or property to any person, except through loans of portfolio securities, the purchase of fixed income securities consistent with the Trust's investment objectives and policies or the entry into repurchase agreements;

(4)   underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities or the sale of its own securities the Trust may be deemed to be an underwriter;

(5)   purchase or sell real estate or interests therein other than municipal bonds secured by real estate or interests therein, provided that the Trust may hold and sell any real estate acquired in connection with its investment in portfolio securities; or

(6)   purchase or sell commodities or commodity contracts for any purposes except as, and to the extent, permitted by applicable law without the Trust becoming subject to registration with the Commodity Futures Trading Commission (the "CFTC") as a commodity pool.

When used above with respect to particular shares of the Trust, "majority of the outstanding" means (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy, or (ii) more than 50% of the shares, whichever is less.

For purposes of applying the limitation set forth in subparagraph (1) above, securities of the U.S. government, its agencies, or instrumentalities, and securities backed by the credit of a governmental entity are not

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considered to represent industries. However, obligations backed only by the assets and revenues of non-governmental issuers may for this purpose be deemed to be issued by such non-governmental issuers. Thus, the 25% limitation would apply to such obligations. It is nonetheless possible that the Trust may invest more than 25% of its total assets in a broader economic sector of the market for municipal obligations, such as revenue obligations of hospitals and other health care facilities or electrical utility revenue obligations.

For the purpose of applying the limitation set forth in subparagraph (1) above, a governmental issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental issuer, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental issuer, then such non-governmental issuer would be deemed to be the sole issuer. Where a security is backed by the enforceable obligation of a superior or unrelated governmental entity, it will be included in the computation of securities owned that are issued by such governmental entity.  When a security is backed by the enforceable obligation of a superior or unrelated non-governmental entity (other than a bond insurer), it will also be included in the computation of securities owned that are issued by such non-governmental entity. Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. When a municipal security is insured by bond insurance, it shall not be considered a security that is issued or guaranteed by the insurer; instead, the issuer of such municipal security will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Trust's assets that may be invested in municipal securities insured by any given insurer.

Under the Investment Company Act, the Trust may invest up to 10% of its total assets in the aggregate in shares of other investment companies and up to 5% of its total assets in any one investment company, provided the investment does not represent more than 3% of the voting stock of the acquired investment company at the time such shares are purchased. The Trust may invest a greater percentage of its assets in money market funds to the extent permitted by the Investment Company Act.

In addition to the foregoing fundamental investment policies, the Trust is also subject to the following non-fundamental restrictions and policies, which may be changed by the board of trustees. The Trust may not:

(1)   make any short sale of securities except in conformity with applicable laws, rules and regulations and unless after giving effect to such sale, the market value of all securities sold short does not exceed 25% of the value of the Trust's total assets and the Trust's aggregate short sales of a particular class of securities does not exceed 25% of the then outstanding securities of that class. The Trust may also make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale, the Trust owns or has the immediate and unconditional right to acquire at no additional cost the identical security;

(2)   purchase securities of open-end or closed-end investment companies except in compliance with the Investment Company Act or any regulations promulgated or exemptive relief obtained thereunder; or

(3)   purchase securities of companies for the purpose of exercising control.

The restrictions and other limitations set forth in the Trust's Prospectus and in this Statement of Additional Information will apply only at the time of purchase of securities and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of the acquisition of securities.  Any investment policy or restriction described in the Prospectus or in this Statement of Additional information is deemed to be a non-fundamental policy or restriction of the Trust, unless otherwise stated.

In addition, to comply with Federal tax requirements for qualification as a "regulated investment company," the Trust's investments will be limited in a manner such that at the close of each quarter of each taxable year, (a) no more than 25% of the value of the Trust's total assets are invested in the securities (other than United States government securities or securities of other regulated investment companies) of a single issuer or two or more

3

issuers controlled by the Trust and engaged in the same, similar or related trades or businesses and (b) with regard to at least 50% of the Trust's total assets, no more than 5% of its total assets are invested in the securities (other than United States government securities or securities of other regulated investment companies) of a single issuer and such securities do not represent more than 10 percent of the voting securities of such issuer. These tax-related limitations may be changed by the trustees to the extent appropriate in light of changes to applicable tax requirements.

If the Trust ever offers Preferred Shares , it may apply for ratings for such Preferred Shares  from Moody's, S&P and/or Fitch. In order to obtain and maintain the required ratings, the Trust may be required to comply with investment quality, diversification and other guidelines established by Moody's, S&P and/or Fitch. Such guidelines may be more restrictive than the restrictions set forth above. The Trust does not anticipate that such guidelines would have a material adverse effect on the Trust's holders of common shares or its ability to achieve its investment objective. The Trust presently anticipates that any Preferred Shares  issued would be initially given the highest ratings by Moody's (Aaa) or by S&P or Fitch (AAA), but no assurance can be given that such ratings will be obtained. No minimum rating is required for the issuance of Preferred Shares  by the Trust. Moody's, S&P and Fitch receive fees in connection with their ratings issuances.

INVESTMENT POLICIES AND TECHNIQUES

The following information supplements the discussion of the Trust's investment objectives, policies and techniques that are described in the Prospectus.

Portfolio Investments

Municipal security bonds are either general obligation or revenue bonds and typically are issued to finance public projects, such as roads or public buildings, to pay general operating expenses or to refinance outstanding debt. Municipal security bonds may also be issued for private activities, such as housing, medical and educational facility construction or for privately owned industrial development and pollution control projects. General obligation bonds are backed by the full faith and credit, or taxing authority, of the issuer and may be repaid from any revenue source. Revenue bonds may be repaid only from the revenues of a specific facility or source.

Issuers of securities rated Ba/BB or below are regarded as having current capacity to make principal and interest payments but are subject to business, financial or economic conditions which could adversely affect such payment capacity. Municipal securities rated Baa or BBB or better are considered "investment grade" securities; municipal securities rated Baa are considered medium grade obligations which lack outstanding investment characteristics and have speculative characteristics, while municipal securities rated BBB are regarded as having adequate capacity to pay principal and interest. Municipal securities rated AAA in which the Trust may invest may have been so rated on the basis of the existence of insurance guaranteeing the timely payment, when due, of all principal and interest. Municipal securities rated below investment grade quality are obligations of issuers that are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy and increased market price volatility. Municipal securities rated below investment grade tend to be less marketable than higher-quality securities because the market for them is less broad. The market for unrated municipal securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly and the Trust may have greater difficulty selling its portfolio securities. The Trust will be more dependent on the Advisors' research and analysis when investing in these securities.

A general description of Moody's, S&P's and Fitch's ratings of municipal securities is set forth in Appendix A hereto. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the municipal securities they rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield.

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The Trust will opportunistically manage the maturity and/or duration of its securities and the average weighted maturity and/or duration may be shortened or lengthened from time to time depending on market conditions. As a result, the Trust's portfolio at any given time may include both long-term and intermediate-term municipal securities. Moreover, during temporary defensive periods (e.g., times when, in the Advisors' opinion, temporary imbalances of supply and demand or other temporary dislocations in the municipal securities market adversely affect the price at which long-term or intermediate-term municipal securities are available), and in order to keep cash on hand fully invested, including the period during which the net proceeds of the offering of common shares or securities in connection with leverage, if any, are being invested, the Trust may invest any percentage of its assets in short-term investments including high quality, short-term securities which may be either tax-exempt or taxable and securities of other open- or closed-end investment companies that invest primarily in municipal securities of the type in which the Trust may invest directly.

Obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 2005. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

Short-Term Taxable Fixed Income Securities

For temporary defensive purposes or to keep cash on hand fully invested, the Trust may invest up to 100% of its Managed Assets in cash equivalents and short-term taxable fixed income securities.  The Trust may also invest in these instruments to achieve its investment objectives.  Short-term taxable fixed income investments are defined to include, without limitation, the following:

(1)   U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities. Consequently, the value of such securities may fluctuate.

(2)   Certificates of deposit issued against funds deposited in a bank or a savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. The issuer of a certificate of deposit agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Certificates of deposit purchased by the Trust may not be fully insured by the Federal Deposit Insurance Corporation.

(3)   Repurchase agreements, which involve purchases of debt securities. At the time the Trust purchases securities pursuant to a repurchase agreement, it simultaneously agrees to resell and redeliver such securities to the seller, who also simultaneously agrees to buy back the securities at a fixed price and time. This assures a predetermined yield for the Trust during its holding period, since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such actions afford an opportunity for the Trust to invest temporarily available cash. The Trust may enter into repurchase

5

agreements only with respect to obligations of the U.S. government, its agencies or instrumentalities; certificates of deposit; or bankers' acceptances in which the Trust may invest. Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Trust is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Trust is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Trust could incur a loss of both principal and interest. The Advisor monitors the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. The Advisor does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Trust. If the seller were to be subject to a Federal bankruptcy proceeding, the ability of the Trust to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

(4)   Commercial paper, which consists of short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Trust and a corporation. There is no secondary market for such notes. However, they are redeemable by the Trust at any time. The Advisor will consider the financial condition of the corporation (e.g., earning power, cash flow and other liquidity ratios) and will continuously monitor the corporation's ability to meet all of its financial obligations, because the Trust's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. Investments in commercial paper will be limited to commercial paper rated in the highest categories by a major rating agency and which mature within one year of the date of purchase or carry a variable or floating rate of interest.

Short-Term Tax-Exempt Fixed Income Securities

For temporary defensive purposes or to keep cash on hand fully invested, the Trust may invest up to 100% of its Managed Assets in cash equivalents and short-term tax-exempt fixed income securities.  The Trust may also invest in these instruments to achieve its investment objectives.  Short-term tax-exempt fixed income securities are securities that are exempt from regular Federal income tax and mature within three years or less from the date of issuance. Short-term tax-exempt fixed income securities are defined to include, without limitation, the following:

Bond Anticipation Notes ("BANs") are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

Tax Anticipation Notes ("TANs") are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. TANs are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

Revenue Anticipation Notes ("RANs") are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

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Construction Loan Notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

Bank Notes are notes issued by local government bodies and agencies such as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

Tax-Exempt Commercial Paper ("municipal paper") represents very short-term unsecured, negotiable promissory notes, issued by states, municipalities and their agencies. Payment of principal and interest on issues of municipal paper may be made from various sources, to the extent the funds are available therefrom. Maturities on municipal paper generally will be shorter than the maturities of TANs, BANs or RANs. There is a limited secondary market for issues of municipal paper.

Certain municipal securities may carry variable or floating rates of interest whereby the rate of interest is not fixed but varies with changes in specified market rates or indices, such as a bank prime rate or tax-exempt money market indices.

While the various types of notes described above as a group represent the major portion of the tax-exempt note market, other types of notes are available in the marketplace and the Trust may invest in such other types of notes to the extent permitted under its investment objective, policies and limitations. Such notes may be issued for different purposes and may be secured differently from those mentioned above.

Strategic Transactions and Other Management Techniques

Consistent with its investment objectives and policies set forth herein, the Trust may also enter into certain hedging and risk management transactions or transactions to enhance total return . In particular, the Trust may purchase and sell futures contracts, exchange-listed and over-the-counter put and call options on securities, financial indices and futures contracts, forward foreign currency contracts, and may enter into various interest rate transactions (collectively, "Strategic Transactions"). Strategic Transactions may be used to attempt to protect against possible changes in the market value of the Trust's portfolio resulting from fluctuations in the debt securities markets and changes in interest rates, to protect the Trust's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes and to establish a position in the securities markets as a temporary substitute for purchasing particular securities. Any or all of these Strategic Transactions may be used at any time. There is no particular strategy that requires use of one technique rather than another. Use of any Strategic Transaction is a function of market conditions. The Strategic Transactions that the Trust may use are described below. The ability of the Trust to hedge them successfully will depend on the Advisors' ability to predict pertinent market movements as well as sufficient correlation among the instruments, which cannot be assured.

Interest Rate Transactions. The Trust may enter into interest rate swaps and purchase or sell interest rate caps and floors primarily to preserve a return or spread on a particular investment or portion of its portfolio as a duration management technique or to protect against any increase in the price of securities the Trust anticipates purchasing at a later date. The Trust intends to use these transactions for duration and risk management purposes and not as a speculative investment. The Trust will not sell interest rate caps or floors that it does not own. Interest rate swaps involve the exchange by the Trust with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.

The Trust may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending on whether it is offsetting volatility with respect to its assets or liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Trust receiving or paying, as the case may be, only the net amount of the two payments on the payment dates. In as much as these

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Strategic Transactions are entered into for good faith risk management purposes, the Advisor, the Sub-Advisor and the Trust believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to its borrowing restrictions. The Trust will accrue the net amount of the excess, if any, of the Trust's obligations over its entitlements with respect to each interest rate swap on a daily basis and will designate on its books and records with a custodian an amount of cash or liquid high grade securities having an aggregate net asset value at all times at least equal to the accrued excess. The Trust will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized statistical rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Trust will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps.

Futures Contracts and Options on Futures Contracts.     In connection with its hedging and other risk management strategies, the Trust may also enter into contracts for the purchase or sale for future delivery ("futures contracts") of debt securities, aggregates of debt securities or indices or prices thereof, other financial indices and U.S. government debt securities or options on the above. The Trust will engage in such transactions only for bona fide hedging or risk management and other portfolio management purposes.

Calls on Securities, Indices and Futures Contracts.     In order to enhance income or reduce fluctuations on net asset value, the Trust may sell or purchase call options ("calls") on municipal securities and indices based upon the prices of futures contracts and debt securities that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets. A call option gives the purchaser of the option the right to buy, and obligates the seller to sell, the underlying security, futures contract or index at the exercise price at any time or at a specified time during the option period. All such calls sold by the Trust must be "covered" as long as the call is outstanding (i.e., the Trust must own the instrument subject to the call or other securities or assets acceptable for applicable segregation and coverage requirements). A call sold by the Trust exposes the Trust during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security, index or futures contract and may require the Trust to hold an instrument which it might otherwise have sold. The purchase of a call gives the Trust the right to buy a security, futures contract or index at a fixed price. Calls on futures on municipal securities must also be covered by assets or instruments acceptable under applicable segregation and coverage requirements.

Puts on Securities, Indices and Futures Contracts.     As with calls, the Trust may purchase put options ("puts") that relate to municipal securities (whether or not it holds such securities in its portfolio), indices or futures contracts. For the same purposes, the Trust may also sell puts on municipal securities , indices or futures contracts on such securities if the Trust's contingent obligations on such puts are secured by segregated assets consisting of cash or liquid high grade debt securities having a value not less than the exercise price. The Trust will not sell puts if, as a result, more than 50% of the Trust's total assets would be required to cover its potential obligations under its hedging and other investment transactions. In selling puts, there is a risk that the Trust may be required to buy the underlying security at a price higher than the current market price.

Credit derivatives.     The Trust may engage in credit derivative transactions. There are two broad categories of credit derivatives: default price risk derivatives and market spread derivatives. Default price risk derivatives are linked to the price of reference securities or loans after a default by the issuer or borrower, respectively. Market spread derivatives are based on the risk that changes in market factors, such as credit spreads, can cause a decline in the value of a security, loan or index. There are three basic transactional forms for credit derivatives: swaps, options and structured instruments. The use of credit derivatives is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. If the Advisor is incorrect in its forecasts of default risks, market spreads or other applicable factors, the investment performance of the Trust would diminish compared with what it would have been if these techniques were not used. Moreover, even if the Advisor is correct in its forecasts, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged. There is no limit on the amount of credit derivative transactions that may be entered into by the Trust. The Trust's risk of loss in a credit derivative transaction varies with the form of the transaction. For example, if the Trust purchases a default option on a security, and if no default occurs with respect to the security, the Trust's loss is limited to the premium it paid for the default option. In contrast,

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if there is a default by the grantor of a default option, the Trust's loss will include both the premium that it paid for the option and the decline in value of the underlying security that the default option hedged.

Municipal Market Data Rate Locks.     The Trust may purchase and sell Municipal Market Data Rate Locks ("MMD Rate Locks"). An MMD Rate Lock permits the Trust to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. The Trust will ordinarily use these transactions as a hedge or for duration or risk management although it is permitted to enter into them to enhance income or gain. An MMD Rate Lock is a contract between the Trust and an MMD Rate Lock provider pursuant to which the parties agree to make payments to each other on a notional amount, contingent upon whether the Municipal Market Data AAA General Obligation Scale is above or below a specified level on the expiration date of the contract. For example, if the Trust buys an MMD Rate Lock and the Municipal Market Data AAA General Obligation Scale is below the specified level on the expiration date, the counterparty to the contract will make a payment to the Trust equal to the specified level minus the actual level, multiplied by the notional amount of the contract. If the Municipal Market Data AAA General Obligation Scale is above the specified level on the expiration date, the Trust will make a payment to the counterparty equal to the actual level minus the specified level, multiplied by the notional amount of the contract. In entering into MMD Rate Locks, there is a risk that municipal yields will move in the direction opposite of the direction anticipated by the Trust. The Trust will not enter into MMD Rate Locks if, as a result, more than 50% of its total assets would be required to cover its potential obligations under its hedging and other investment transactions.

New Products.    The financial markets continue to evolve and financial products continue to be developed. The Trust reserves the right to invest in new financial products as they are developed or become more widely accepted. As with any new financial product, these products will entail risks, including risks to which the Trust currently is not subject.

Appendix C contains further information about the characteristics, risks and possible benefits of Strategic Transactions and the Trust's other policies and limitations (which are not fundamental policies) relating to investment in futures contracts and options. The principal risks relating to the use of futures contracts and other Strategic Transactions are: (a) less than perfect correlation between the prices of the instrument and the market value of the securities in the Trust's portfolio; (b) possible lack of a liquid secondary market for closing out a position in such instruments; (c) losses resulting from interest rate or other market movements not anticipated by the Advisor; and (d) the obligation to meet additional variation margin or other payment requirements, all of which could result in the Trust being in a worse position than if such techniques had not been used.

Certain provisions of the Code may restrict or affect the ability of the Trust to engage in Strategic Transactions. See "Tax Matters."

Short Sales

The Trust may make short sales of municipal securities and other securities . A short sale is a transaction in which the Trust sells a security it does not own in anticipation that the market price of that security will decline. The Trust may make short sales to hedge positions, for duration and risk management, in order to maintain portfolio flexibility or to enhance income or gain.

When the Trust makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Trust may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities.

The Trust's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. government securities or other liquid securities. The Trust will also be required to designate on its books and records similar collateral with its custodian to the extent, if any, necessary so that the aggregate collateral value is at all times at least equal to the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security regarding payment

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over of any payments received by the Trust on such security, the Trust may not receive any payments (including interest) on its collateral deposited with such broker-dealer.

If the price of the security sold short increases between the time of the short sale and the time the Trust replaces the borrowed security, the Trust will incur a loss; conversely, if the price declines, the Trust will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. Although the Trust's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

The Trust will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 25% of the value of its total assets or the Trust's aggregate short sales of a particular class of securities exceeds 25% of the outstanding securities of that class. The Trust may also make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale, the Trust owns or has the immediate and unconditional right to acquire at no additional cost the identical security.

OTHER INVESTMENT POLICIES AND TECHNIQUES

Restricted and Illiquid Securities

Certain of the Trust's investments may be illiquid. Illiquid securities are subject to legal or contractual restrictions on disposition or lack an established secondary trading market. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale.

Reverse Repurchase Agreements

The Trust may enter into reverse repurchase agreements with respect to its portfolio investments subject to the investment restrictions set forth herein and in the Prospectus. Reverse repurchase agreements involve the sale of securities held by the Trust with an agreement by the Trust to repurchase the securities at an agreed upon price, date and interest payment. At the time the Trust enters into a reverse repurchase agreement, it may designate on its books

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and records liquid instruments having a value not less than the repurchase price (including accrued interest). If the Trust establishes and maintains such a segregated account, a reverse repurchase agreement will not be considered a borrowing by the Trust; however, under certain circumstances in which the Trust does not establish and maintain such a segregated account, such reverse repurchase agreement will be considered a borrowing for the purpose of the Trust's limitation on borrowings. The use by the Trust of reverse repurchase agreements involves many of the same risks of leverage since the proceeds derived from such reverse repurchase agreements may be invested in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities acquired in connection with the reverse repurchase agreement may decline below the price of the securities the Trust has sold but is obligated to repurchase. Also, reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Trust in connection with the reverse repurchase agreement may decline in price.

If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Trust's obligation to repurchase the securities, and the Trust's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Trust would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreement.

Repurchase Agreements

As temporary investments, the Trust may invest in repurchase agreements. A repurchase agreement is a contractual agreement whereby the seller of securities agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed-upon repurchase price determines the yield during the Trust's holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Trust will only enter into repurchase agreements with registered securities dealers or domestic banks that, in the opinion of the Advisor, present minimal credit risk. The risk to the Trust is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but the Trust might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Trust may be delayed or limited. The Advisor will monitor the value of the collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that such value always equals or exceeds the agreed-upon repurchase price. In the event the value of the collateral declines below the repurchase price, the Advisor will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price, including interest.

Lending of Securities

The Trust may lend its portfolio securities to banks or dealers which meet the creditworthiness standards established by the board of trustees of the Trust ("Qualified Institutions"). By lending its portfolio securities, the Trust attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Trust. The Trust may lend its portfolio securities so long as the terms and the structure of such loans are not inconsistent with requirements of the Investment Company Act, which currently require that (i) the borrower pledge and maintain with the Trust collateral consisting of cash, a letter of credit issued by a domestic U.S. bank, or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the value of the securities loaned, (ii) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the value of the loan is "marked to the market" on a daily basis), (iii) the loan be made subject to termination by the Trust at any time and (iv) the Trust receive reasonable interest on the loan (which may include the Trust's investing any cash collateral in interest bearing short term investments), any distributions on the loaned securities and any increase in their market value. The Trust will not lend portfolio securities if, as a result, the aggregate of such loans exceeds 33-1/3% of the value of the Trust's total assets (including such loans). Loan arrangements made by the Trust will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange,

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which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of five business days. All relevant facts and circumstances, including the creditworthiness of the Qualified Institution, will be monitored by the Advisor, and will be considered in making decisions with respect to lending securities, subject to review by the Trust's board of trustees.

The Trust may pay reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the Trust's board of trustees. In addition, voting rights may pass with the loaned securities, but if a material event were to occur affecting such a loan, the loan must be called and the securities voted.

High Yield Securities

The Trust may invest up to 20% of its Managed Assets in securities rated below investment grade such as those rated Ba or below by Moody's or BB or below by S&P or Fitch or securities comparably rated by other rating agencies or in unrated securities determined by the Advisor to be of comparable quality. Securities rated Ba and below by Moody's and Fitch are judged to have speculative elements, their future cannot be considered as well assured and often the protection of interest and principle payments may be very moderate. Securities rated BB by S&P are regarded as having predominantly speculative characteristics and, while such obligations have less near-term vulnerability to default than other speculative grade debt, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments.

Lower grade securities, though high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The retail secondary market for lower grade securities may be less liquid than that of higher rated securities; adverse conditions could make it difficult at times for the Trust to sell certain securities or could result in lower prices than those used in calculating the Trust's net asset value.

The prices of debt securities generally are inversely related to interest rate changes; however, the price volatility caused by fluctuating interest rates of securities also is inversely related to the coupons of such securities. Accordingly, below investment grade securities may be relatively less sensitive to interest rate changes than higher quality securities of comparable maturity because of their higher coupon. This higher coupon is what the investor receives in return for bearing greater credit risk. The higher credit risk associated with below investment grade securities potentially can have a greater effect on the value of such securities than may be the case with higher quality issues of comparable maturity.

Lower grade securities may be particularly susceptible to economic downturns. It is likely that an economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principle and pay interest thereon and increase the incidence of default for such securities.

The ratings of Moody's, S&P and other rating agencies represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principle payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, the Advisor also will independently evaluate these securities and the ability for the issuers of such securities to pay interest and principal. To the extent that the Trust invests in lower grade securities that have not been rated by a rating agency, the Trust's ability to achieve its investment objectives will be more dependent on the Advisor's credit analysis than would be the case when the Trust invests in rated securities.

ADDITIONAL RISK FACTORS

Risk Factors in Strategic Transactions and Derivatives

In addition to Appendix C, the following contains risk factors associated with derivatives.  Derivatives are volatile and involve significant risks, including:

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The Trust's use of derivatives may reduce its returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Trust's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Trust to sell or otherwise close a derivatives position could expose the Trust to losses and could make derivatives more difficult for the Trust to value accurately. The Trust could also suffer losses related to its derivative positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, the Advisors may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Trust's derivatives positions to lose value. When a derivative is used as a hedge against a position that the Trust holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Trust's hedging transactions will be effective. The income from certain derivatives may be subject to Federal income tax. Swap agreements involve the risk that the party with whom the Trust has entered into the swap will default on its obligation to pay the Trust and the risk that the Trust will not be able to meet its obligations to pay the other party to the agreement. Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. securities but rather allow the Trust to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

Credit Risk—the risk that the counterparty in a derivative transaction will be unable to honor its financial obligation to the Trust, or the risk that the reference entity in a credit default swap or similar derivative will not be able to honor its financial obligations.

Leverage Risk—the risk associated with certain types of investments or trading strategies (such as, for example, borrowing money to increase the amount of investments) that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

Liquidity Risk—the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Correlation Risk—the risk that changes in the value of a derivative will not match the changes in the value of the portfolio holdings that are being hedged or of the particular market or security to which the Trust seeks exposure.

Index Risk—If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Trust could receive lower interest payments or experience a reduction in the value of the derivative to below what that Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

There can be no assurance that, at any specific time, either a liquid secondary market will exist for a derivative or the Trust will otherwise be able to sell such instrument at an acceptable price. It may, therefore, not be possible to close a position in a derivative without incurring substantial losses, if at all. Certain transactions in derivatives (such as futures transactions or sales of put options) involve substantial leverage risk and may expose the Trust to potential losses that exceed the amount originally invested by the Trust. When the Trust engages in such a transaction, the Trust will deposit in a segregated account liquid assets with a value at least equal to the Trust's

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exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the Securities and Exchange Commission). Such segregation will ensure that the Trust has assets available to satisfy its obligations with respect to the transaction, but will not limit the Trust's exposure to loss.

Risks Associated with Options. There are several risks associated with transactions in options on securities and indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("Exchange") may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

Risks Associated with Futures. The primary risks associated with the use of futures contracts and options are (a) the imperfect correlation between the change in market value of the instruments held by the Trust and the price of the futures contract or option; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Advisor's inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.

Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives. Certain derivatives traded in OTC markets, including indexed securities, swaps and OTC options, involve substantial liquidity risk. The absence of liquidity may make it difficult or impossible for the Trust to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for the Trust to ascertain a market value for such instruments. The Trust will, therefore, acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the Advisor anticipates the Trust can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer's quotation may be used. Because derivatives traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that the Trust has unrealized gains in such instruments or has deposited collateral with its counterparties the Trust is at risk that its counterparties will become bankrupt or otherwise fail to honor its obligations. The Trust will attempt to minimize these risks by engaging in transactions in derivatives traded in OTC markets only with financial institutions that have substantial capital or that have provided the Trust with a third-party guaranty or other credit enhancement.

MANAGEMENT OF THE TRUST

Investment Management Agreement

Although BlackRock Advisors intends to devote such time and effort to the business of the Trust as is reasonably necessary to perform its duties to the Trust, the services of BlackRock Advisors are not exclusive and BlackRock Advisors provides similar services to other investment companies and other clients and may engage in other activities.

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The Investment Management Agreement also provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, BlackRock Advisors is not liable to the Trust or any of the Trust's shareholders for any act or omission by BlackRock Advisors in the supervision or management of its respective investment activities or for any loss sustained by the Trust or the Trust's shareholders and provides for indemnification by the Trust of BlackRock Advisors, its directors, officers, employees, agents and control persons for liabilities incurred by them in connection with their services to the Trust, subject to certain limitations and conditions.

The Investment Management Agreement was approved by the Trust's board of trustees at an in-person meeting of the board of trustees held on          , 2010, including a majority of the trustees who are not parties to the agreement or interested persons of any such party (as such term is defined in the Investment Company Act). This agreement provides for the Trust to pay a Management Fee at an annual rate equal to 0.55 % of the average daily value of the Trust's Managed Assets ( 0.85% of the Trust's net assets , assuming leverage of 35% ).

The Investment Management Agreement was approved by the sole common shareholder of the Trust as of               , 2010. The Investment Management Agreement will continue in effect for a period of two years from its effective date, and if not sooner terminated, will continue in effect for successive periods of 12 months thereafter, provided that each continuance is specifically approved at least annually by both (1) the vote of a majority of the Trust's board of trustees or the vote of a majority of the outstanding voting securities of the Trust (as such term is defined in the Investment Company Act) and (2) by the vote of a majority of the trustees who are not parties to the investment management agreement or interested persons (as such term is defined in the Investment Company Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Investment Management Agreement may be terminated as a whole at any time by the Trust, without the payment of any penalty, upon the vote of a majority of the Trust's board of trustees or a majority of the outstanding voting securities of the Trust or by BlackRock Advisors, on 60 days' written notice by either party to the other which can be waived by the non-terminating party. The Investment Management Agreement will terminate automatically in the event of its assignment (as such term is defined in the Investment Company Act and the rules thereunder).

Sub-Investment Advisory Agreement

BlackRock Investment Management, Inc. , the "Sub-Advisor," is a wholly owned subsidiary of BlackRock, LLC. The Sub-Advisor and BlackRock Advisors is collectively referred to herein as the "Advisors."  Pursuant to the sub-investment advisory agreement, BlackRock Advisors has appointed BlackRock Investment Management , one of its affiliates, to perform certain of the day-to-day investment management of the Trust. BlackRock Investment Management will receive a portion of the Management Fee paid by the Trust to BlackRock Advisors. From the Management Fees, BlackRock Advisors will pay BlackRock Investment Management for serving as Sub-Advisor, a fee equal to:     % of the monthly management fees received by BlackRock Advisors; provided thereafter that the Sub-Advisor may be compensated at cost for any services rendered to the Trust at the request of BlackRock Advisors and approved of by the board of trustees.

The sub-investment advisory agreement also provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Trust will indemnify BlackRock Investment Management , its directors, officers, employees, agents, associates and control persons for liabilities incurred by them in connection with their services to the Trust, subject to certain limitations.

Although BlackRock Investment Management intends to devote such time and effort to the business of the Trust as is reasonably necessary to perform its duties to the Trust, the services of BlackRock Investment Management are not exclusive and BlackRock Investment Management provides similar services to other investment companies and other clients and may engage in other activities.

The sub-investment advisory agreement was approved by the Trust's board of trustees at an in-person meeting of the board of trustees held on              , 2010, including a majority of the trustees who are not parties to the agreement or interested persons of any such party (as such term is defined in the Investment Company Act).

The sub-investment advisory agreement was approved by the sole common shareholder of the Trust as of _________ __, 2010. The sub-investment advisory agreement will continue in effect for a period of two years from

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its effective date, and if not sooner terminated, will continue in effect for successive periods of 12 months thereafter, provided that each continuance is specifically approved at least annually by both (1) the vote of a majority of the Trust's board of trustees or the vote of a majority of the outstanding voting securities of the Trust (as defined in the Investment Company Act) and (2) by the vote of a majority of the trustees who are not parties to such agreement or interested persons (as such term is defined in the Investment Company Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The sub-investment advisory agreement may be terminated as a whole at any time by the Trust without the payment of any penalty, upon the vote of a majority of the Trust's board of trustees or a majority of the outstanding voting securities of the Trust, or by BlackRock Advisors or                         , on 60 days' written notice by either party to the other. The sub-investment advisory agreement will also terminate automatically in the event of its assignment (as such term is defined in the Investment Company Act and the rules thereunder).

Matters Considered by the Board

A discussion regarding the basis for the approval of the respective initial and successor investment management and sub-investment advisory agreements by the board of trustees will be available in the Trust's report to shareholders for the period ending, 2010.

Trustees and Officers

The Board consists of     individuals,      of whom are not "interested persons" of the Trust as defined in the 1940 Act (the "Independent Trustees").  The registered investment companies advised by the Advisors or their affiliates (the "BlackRock-Advised Funds") are organized into one complex of closed-end funds (the "Closed-End Complex"), two complexes of open-end funds (the "Equity-Liquidity Complex," and the "Equity-Bond Complex") and one complex of exchange-traded funds (the "Exchange-Traded Complex"; each such complex a "BlackRock Fund Complex").  The Trust is included in the Closed-End Complex.  The Trustees also oversee as Board members the operations of the other closed-end registered investment companies included in the Closed-End Complex.

The Board has overall responsibility for the oversight of the Trust.  The Chair of the Board is an Independent Trustee, and the Chair of each Board committee (each, a "Committee") is an Independent Trustee.  The Board has five standing Committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee.  The Board also has one ad hoc committee, the Joint Product Pricing Committee. The Chair of the Board's role is to preside at all meetings of the Board, and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings.  The Chair of each Committee performs a similar role with respect to such Committee.  The Chair of the Board or a Committee may also perform such other functions as may be delegated by the Board or the Committee from time to time.  The Independent Trustees meet regularly outside the presence of the Trust's management, in executive session or with other service providers to the Trust.  The Board has regular meetings five times a year, including a meeting to consider the approval of the Trust's investment advisory agreements, and may hold special meetings if required before its next regular meeting.  Each Committee meets regularly to conduct the oversight functions delegated to that Committee by the Board and reports its findings to the Board.  The Board and each standing Committee conduct annual assessments of their oversight function and structure.  The Board has determined that the Board's leadership structure is appropriate because it allows the Board to exercise independent judgment over management and to allocate areas of responsibility among Committees and the full Board to enhance effective oversight.

The Board has engaged the Advisors to manage the Trust on a day-to-day basis.  The Board is responsible for overseeing the Advisors, other service providers, the operations of the Trust and associated risk in accordance with the provisions of the 1940 Act, state law, other applicable laws, the Trust's Agreement and Declaration of Trust, and the Trust's investment objectives and strategies.  The Board reviews, on an ongoing basis, the Trust's performance, operations, and investment strategies and techniques.  The Board also conducts reviews of the Advisors and their role in running the operations of the Trust.

Day-to-day risk management with respect to the Trust is the responsibility of the Advisors or other service providers (depending on the nature of the risk), subject to the supervision of the Advisors.  The Trust is subject to a

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number of risks, including investment, compliance, operational and valuation risks, among others.  While there are a number of risk management functions performed by the Advisors or other service providers, as applicable, it is not possible to eliminate all of the risks applicable to the Trust.  Risk oversight is part of the Board's general oversight of the Trust and is addressed as part of various Board and Committee activities.  The Board, directly or through a Committee, also reviews reports from, among others, management, the independent registered public accounting firm for the Trust, subadvisers, and internal auditors for the investment adviser or its affiliates, as appropriate, regarding risks faced by the Trust and management's or the service provider's risk functions.  The Committee system facilitates the timely and efficient consideration of matters by the Trustees, and facilitates effective oversight of compliance with legal and regulatory requirements and of the Trust's activities and associated risks.  The Board has appointed a Chief Compliance Officer, who oversees the implementation and testing of the Trust's compliance program and reports to the Board regarding compliance matters for the Trust and its service providers.  The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

The members of the Audit Committee are         and          , all of whom are Independent Trustees.  The principal responsibilities of the Audit Committee are to assist the Board in fulfilling its oversight responsibilities relating to the accounting and financial reporting polices and practices of the Trust.  The Audit Committee's responsibilities include, without limitation, (i) approving the selection, retention, termination and compensation of the Trust's independent registered public accounting firm (the "independent auditors") and evaluating the independence and objectivity of the independent auditors; (ii) approving all audit engagement terms and fees for the Trust; (iii) reviewing the conduct and results of each audit and discussing the Trust's audited and unaudited financial statements; (iv) reviewing any issues raised by the independent auditor or management regarding the accounting or financial reporting policies and practices of the Trust, its internal controls, and, as appropriate, the internal controls of certain service providers and management's response to any such issues; (v) reviewing with the independent auditors the Trust's audited and unaudited financial statements and disclosure in the Trust's shareholder reports relating to the Trust's performance; (vi) overseeing the performance of the Trust's internal audit function provided by its investment adviser, administrator, pricing agent or other service provider; (vii) overseeing policies, procedures and controls regarding valuation of the Trust's investments; and (viii) resolving any disagreements between Trust management and the independent auditors regarding financial reporting.  The Board has adopted a written charter for the Audit Committee.

The members of the Governance and Nominating Committee (the "Governance Committee") are           and          , all of whom are Independent Trustees.  The principal responsibilities of the Governance Committee are to (i) identifying individuals qualified to serve as Independent Trustees of the Trust and recommending Independent Trustee nominees for election by shareholders or appointment by the Board; (ii) advising the Board with respect to Board composition, procedures and committees (other than the Audit Committee); (iii) overseeing periodic self-assessments of the Board and committees of the Board (other than the Audit Committee); (iv) reviewing and making recommendations in respect of Independent Trustee compensation; (v) monitoring corporate governance matters and make recommendations in respect thereof to the Board; and (vi) acting as the administrative committee with respect to Board policies and procedures, committee policies and procedures (other than the Audit Committee) and codes of ethics as they relate to the Independent Trustees.  The Governance Committee may consider nominations for the office of Trustee made by Trust shareholders as it deems appropriate.  Shareholders who wish to recommend a nominee should send a recommendation to the Secretary of the Trust that includes all information relating to such person that is required to be disclosed in solicitations of proxies for the election of Board members or is required by the advance notice provision of the Trust's By-Laws.  For a candidate to be considered by the Governance Committee, a shareholder must submit the recommendation in writing and must include:

•
the name and record address of the shareholder, the class or series and number of shares of the Trust which are owned beneficially or of record by the shareholder, a description of all arrangements or understandings between the shareholder and each proposed candidate and any other person or persons (including their names) in connection with which the nomination(s) made by the shareholder, a representation that the shareholder intends to appear in person or by proxy at the meeting to nominate the persons named in its recommendation and any other information relating to the shareholder that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitations of proxies for election of directors/trustees pursuant to Section 14 of the United States Securities Exchange Act of 1934 (the "1934 Act") and the rules and regulations promulgated thereunder; and

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•
the name, age, business address and residential address of the candidate(s), the principal occupation or employment of the candidate(s), the class or series and number of shares of the Trust which are owned beneficially or of record by the candidate(s), if any, and any other information relating to the candidate(s) that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitations of proxies for election of directors/trustees pursuant to Section 14 of the 1934 Act.

Such recommendation must be accompanied by a written consent of each proposed candidate to being named as a nominee and to serve as a Trustee if elected.  The Governance Committee may take into consideration the number of shares held by the recommending shareholder and the length of time that such shares have been held.

The members of the Compliance Committee are          and          , all of whom are Independent Trustees.  The Compliance Committee's purpose is to assist the Board in fulfilling its responsibility with respect to the oversight of regulatory and fiduciary compliance matters involving the Trust, the fund-related activities of BlackRock, and any subadvisor and the Trust's other third party service providers.  The Compliance Committee's responsibilities include, without limitation, to (i) overseeing the compliance policies and procedures of the Trust and its service providers; (ii) reviewing information on and, where appropriate, recommend policies concerning the Trust's compliance with applicable law; (iii) reviewing information on any significant correspondence with or other actions by regulators or governmental agencies with respect to the Trust and any employee complaints or published reports that raise concerns regarding compliance matters; and (iv) reviewing reports from and make certain recommendations in respect of the Trust's Chief Compliance Officer, including, without limitation, determining the amount and structure of the Chief Compliance Officer's compensation.  The Board has adopted a written charter for the Compliance Committee.

The members of the Performance Oversight Committee (the "Performance Oversight Committee") are               and           , all of whom are Independent Trustees.  The Performance Oversight Committee's purpose is to assist the Board in fulfilling its responsibility to oversee the Trust's investment performance relative to the Trust's investment objectives, policies and practices.  The Performance Oversight Committee's responsibilities include, without limitation, to (i) reviewing the Trust's investment objectives, policies and practices; (ii) recommending to the Board any required action in respect of changes in fundamental and non-fundamental investment restrictions; (iii) reviewing information on appropriate benchmarks and competitive universes; (iv) reviewing the Trust's investment performance relative to agreed-upon performance objectives; (v) reviewing information on unusual or exceptional investment matters; and (vi) reviewing whether the Trust has complied with its investment polices and restrictions.  The Board has adopted a written charter for the Performance Oversight Committee.

The members of the Executive Committee are         and        , both of whom are Independent Trustees, and              , who serves as an interested Trustee.  The principal responsibilities of the Executive Committee include, without limitation, (i) acting on routine matters between meetings of the Board; (ii) acting on such matters as may require urgent action between meetings of the Board; and (iii) exercising such other authority as may from time to time be delegated to the Executive Committee by the Board.  The Board has adopted a written charter for the Executive Committee.

The Boards of the Equity-Liquidity Complex, the Equity-Bond Complex and the Closed-End Complex, established the ad hoc Joint Product Pricing Committee (the "Product Pricing Committee") comprised of nine members drawn from the members serving on the Boards of these BlackRock Fund Complexes.             is a member of the Product Pricing Committee representing the Closed-End Complex.  Six Independent board members representing the Equity-Bond Complex and two Independent board members representing the Equity-Liquidity Complex, serve on the Product Pricing Committee.  The Product Pricing Committee is chaired by          .  The purpose of the Product Pricing Committee is to review the components and pricing structure of the non-money market funds in the BlackRock Fund Complexes.  The Product Pricing Committee was formed on June 4, 2009.

As the Trust is a closed-end investment company with no prior investment operations, no meetings of the above committees have been held in the fiscal year, except that the Audit Committee met in connection with the organization of the Trust to select the Trust's independent registered public accounting firm.

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Prior to this offering, all of the outstanding common shares of the Trust were owned by an affiliate of the Advisors.

The Independent Trustees have adopted a statement of policy that describes the experience, qualifications, skills and attributes that are necessary and desirable for potential Independent Trustee candidates (the "Statement of Policy").  The Board believes that each Independent Trustee satisfied, at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy.  Furthermore, in determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling.  The Board believes that, collectively, the Trustees have balanced and diverse experience, skills, attributes and qualifications, which allow the Board to operate effectively in governing the Trust and protecting the interests of shareholders.  Among the attributes common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Advisors, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties as Trustees.  Each Trustee's ability to perform his or her duties effectively is evidenced by his or her educational background or professional training; business, consulting, public service or academic positions; experience from service as a board member of the Trust or the other funds in the BlackRock Fund Complexes (and any predecessor funds), other investment funds, public companies, or non-profit entities or other organizations; ongoing commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout the years; or other relevant life experiences.  Information about the specific experience, skills, attributes and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the Trust, is provided in below, in "Biographical Information."

Biographical Information

Certain biographical and other information relating to the Trustees is set forth below, including their address and year of birth, their principal occupations for at least the last five years, the length of time served, the total number of investment companies and portfolios overseen in the BlackRock-Advised funds and any public directorships held during the past five years.
Name, Address and Year of Birth	Position(s) Held with Trusts	Term of Office (1) and Length of Time Served as a Trustee	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies ("RICs") Consisting of Investment Portfolios ("Portfolios") Overseen	Public Directorships

NON-INTERESTED DIRECTORS

______________________
(1)	Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

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Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office (1) and Length of Time Served as a Trustee	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies ("RICs") Consisting of Investment Portfolios ("Portfolios") Overseen	Public Directorships

INTERESTED DIRECTORS(1)

______________________
(1)	Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
(2)
 is an "interested person," as defined in the 1940 Act, of the Trust based on his position with BlackRock, Inc. and its affiliates.              is an "interested person" of the Trust based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and PNC securities.

Name, Address and Year of Birth	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past Five Years

FUND OFFICERS (1)

______________________
(1)	Officers of the Trust serve at the pleasure of the Board.

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Share Ownership

Name of Trustee	Dollar Range of Equity Securities in the Trust(*)	Aggregate Dollar Range of Equity Securities Overseen by Trustees in the Family of Registered Investment Companies
Independent Trustees

Interested Trustees

______________________
*
As of December 31, 2009.  The directors could not own shares in the Trust as of this date because the Trust had not yet begun investment operations.  The term "Family of Registered Investment Companies" refers to all registered investment companies advised by the Advisors or an affiliate thereof.

Compensation of Trustees

Each Trustee who is an Independent Trustee is paid an annual retainer of $250,000 per year for his or her services as a Board member of the Supervised Funds, including the Trust, and each Independent Trustee may also receive a $10,000 board meeting fee for special unscheduled meetings or meetings in excess of six Board meetings held in a calendar year, together with out-of-pocket expenses in accordance with a Board policy on travel and other business expenses relating to attendance at meetings.  In addition, the Chair and Vice-Chair of the Board are paid an additional annual retainer of $120,000 and $40,000, respectively.  The Chair of the Audit Committee, Compliance Committee, Governance Committee, and Performance Oversight Committee are paid an additional annual retainer of $35,000, $20,000, $10,000, and $20,000, respectively.  Each Audit Committee member is paid an additional annual retainer of $25,000.

             is an interested Trustee of the Trust and serves as an interested Board member of the other BlackRock-Advised Funds which compose the Closed-End Complex, Equity-Liquidity Complex, and the Equity-Bond Complex.           receives for his services as a Board member of each of the three BlackRock Fund Complexes, (i) an annual retainer of $487,500 allocated to the funds in the these three BlackRock Fund Complexes, including the Trust, based on their net assets and (ii) with respect to each of the two open-end BlackRock Fund Complexes, a Board meeting fee of $3,750 (with respect to meetings of the Equity-Liquidity Complex) and $18,750 (with respect to meetings of the Equity-Bond Complex) to be paid for attendance at each Board meeting up to five Board meetings held in a calendar year by each such Complex (compensation for meetings in excess of this number to be determined on a case-by-case basis).            will also be reimbursed for out-of-pocket expenses in accordance with a Board policy on travel and other business expenses relating to attendance at meetings.         compensation for serving on the boards of the funds in these BlackRock Fund Complexes (including the Trust) is equal to 75% of each retainer and, as applicable, of each meeting fee (without regard to additional fees paid to Board and Committee chairs) received by the Independent Trustees serving on such boards.  The Board of the Trust or of any other fund in a BlackRock Fund Complex may modify the trustees' compensation from time to time depending on market conditions and          compensation would be impacted by those modifications.

The Trust compensates          , the Trust's Chief Compliance Officer, for his services as its Chief Compliance Officer. For the fiscal year ending     , 2010, it is estimated that        would receive approximately $       from the Trust.

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The following table sets forth the estimated compensation that each of the Trustees would have earned from the Trust for the fiscal year ended       , 2010 and the aggregate compensation paid to them by all Supervised Funds for the calendar year ended December 31, 2009.
Name	Aggregate Compensation from the Trust	Aggregate Compensation from the Trust and other BlackRock-Advised Funds(1)(2)

______________________
(1)	Of these amounts, Trustees deferred a portion of compensation paid in calendar year 2009, pursuant to the Fund Complex's deferred compensation plan.

(2)	The Trust shall pay a pro rata portion quarterly (based on the relative net assets) of the above director/trustee fees paid by all of the funds in the Fund Complex for which they serve.

(3)	serves as Chair of each board of directors/trustees in the Fund Complex. For his services as Chair, receives $120,000 per annum by the Fund Complex.

(4)
Includes compensation for service on the Audit Committee.    receives $35,000 per annum for her service as Chair of the Audit Committee and all directors/trustees on the Audit Committee, including  , receive $25,000 per annum for their service on the Audit Committee.

(5)	receives $20,000 per annum for his service as Chair of the Performance Oversight Committee.

(6)	receives $20,000 per annum for her service as Chair of the Compliance Committee.

(7)	receives $10,000 per annum for his service as Chair of the Governance and Nominating Committee.

(8)	serves as Vice-Chair of each board of directors/trustees in the Fund Complex. For her services as Vice-Chair of the Board, receives $40,000 per annum by the Fund Complex.

The Independent Trustees have agreed that a maximum of 50% of each Independent Trustee's total compensation paid by the Supervised Funds may be deferred pursuant to the Supervised Funds' deferred compensation plan.  Under the deferred compensation plan, deferred amounts earn a return for the Independent Trustees as though equivalent dollar amounts had been invested in common shares of certain Supervised Funds selected by the Independent Trustee.  This has approximately the same economic effect for the Independent Trustee as if they had invested the deferred amounts in such funds.  The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of a fund.  A fund may, however, elect to invest in common shares of those Supervised Funds selected by the Independent Trustee in order to match its deferred compensation obligation.

Independent Trustee Ownership of Securities

As of          , 2010, the Independent Trustees (and their respective immediate family members) did not beneficially own securities of the Advisors, or an entity controlling, controlled by or under common control with the Advisors (not including registered investment companies).  As of            , 2010, as a group, Trustees and officers owned less than 1% of the outstanding common shares in the Trust because the Trust is commencing its offering coincident with the date of the Prospectus.

Proxy Voting Policies

The board of trustees of the Trust has delegated the voting of proxies for Trust securities to the Advisors pursuant to the Advisors' proxy voting guidelines. Under these guidelines, the Advisors will vote proxies related to Trust securities in the best interests of the Trust and its shareholders. A copy of the Advisors' proxy voting policy is

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attached as Appendix B to this Statement of Additional Information. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge, upon request, by calling (800) 441-7762; and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

Codes of Ethics

The Trust and the Advisors have adopted codes of ethics pursuant to Rule 17j-1 under the Investment Company Act. These codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Trust. These codes can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at (202) 551-8090. These codes of ethics are available on the EDGAR Database on the Securities and Exchange Commission's Web site (http://www.sec.gov), and copies of these codes may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.

Investment Advisor and Sub-Advisor

BlackRock Advisors acts as the Trust's investment advisor and                         acts as the Trust's investment sub-advisor. BlackRock Advisors, located at 100 Bellevue Parkway, Wilmington, Delaware 19809, and                 , located at                       , are wholly owned subsidiaries of BlackRock. BlackRock is one of the world's largest publicly traded investment management firms. As of             , BlackRock's assets under management were approximately $   trillion. BlackRock manages assets on behalf of institutions and individuals worldwide through a variety of equity, fixed income, cash management and alternative investment products. In addition, a growing number of institutional investors use BlackRock Solutions® investment system, risk management and financial advisory services.

BlackRock has over 20 years of experience managing closed-end products and, as of              , advised a closed-end family of    active exchange-listed funds with approximately $   billion in assets. BlackRock and its affiliated entities had $   billion in fixed income assets under management as of              , including $   billion of assets across    taxable fixed income closed-end funds. The firm is headquartered in New York City and has employees in    countries throughout the U.S., Europe and Asia Pacific.

Other Information

BlackRock is independent in ownership and governance, with no single majority stockholder and a majority of independent directors.  As of               , Bank of America Corporation ("Bank of America"), through its subsidiary Merrill Lynch & Co. Inc., Barclays Bank Plc ("Barclays"), and The PNC Financial Services Group, Inc. ("PNC") owned 3.7%, 4.8% and 35.2%, respectively, of the voting shares of BlackRock.  In addition, Bank of America, Barclays, and PNC held economic interests in BlackRock of 34.2%, 19.8% and 24.5%, respectively.

PORTFOLIO TRANSACTIONS AND BROKERAGE

The Advisor and the Sub-Advisor are responsible for decisions to buy and sell securities for the Trust, the selection of brokers and dealers to effect the transactions and the negotiation of prices and any brokerage commissions. The securities in which the Trust invests are traded principally in the over-the-counter market. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of such securities usually includes a mark-up to the dealer. Securities purchased in underwritten offerings generally include, in the price, a fixed amount of compensation for the manager(s), underwriter(s) and dealer(s). The Trust may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid. Purchases and sales of bonds on a stock exchange are effected through brokers who charge a commission for their services.

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The Advisor and the Sub-Advisor are responsible for effecting securities transactions of the Trust and will do so in a manner deemed fair and reasonable to shareholders of the Trust and not according to any formula. The Advisor's and the Sub-Advisor's primary considerations in selecting the manner of executing securities transactions for the Trust will be prompt execution of orders, the size and breadth of the market for the security, the reliability, integrity and financial condition and execution capability of the firm, the difficulty in executing the order, and the best net price. There are many instances when, in the judgment of the Advisor or the Sub-Advisor, more than one firm can offer comparable execution services. In selecting among such firms, consideration is given to those firms which supply research and other services in addition to execution services. Consideration may also be given to the sale of shares of the Trust. However, it is not the policy of BlackRock, absent special circumstances, to pay higher commissions to a firm because it has supplied such research or other services.

The Advisor and the Sub-Advisor are able to fulfill their obligation to furnish a continuous investment program to the Trust without receiving research or other information from brokers; however, each considers access to such information to be an important element of financial management. Although such information is considered useful, its value is not determinable, as it must be reviewed and assimilated by the Advisor and/or the Sub-Advisor, and does not reduce the Advisor's and/or the Sub-Advisor's normal research activities in rendering investment advice under the investment management agreement or the sub-investment advisory agreement. It is possible that the Advisor's and/or the Sub-Advisor's expenses could be materially increased if it attempted to purchase this type of information or generate it through its own staff.

One or more of the other investment companies or accounts which the Advisor and/or the Sub-Advisor manages may own from time to time some of the same investments as the Trust. Investment decisions for the Trust are made independently from those of such other investment companies or accounts; however, from time to time, the same investment decision may be made for more than one company or account. When two or more companies or accounts seek to purchase or sell the same securities, the securities actually purchased or sold will be allocated among the companies and accounts on a good faith equitable basis by the Advisor and/or the Sub-Advisor in their discretion in accordance with the accounts' various investment objectives. In some cases, this system may adversely affect the price or size of the position obtainable for the Trust. In other cases, however, the ability of the Trust to participate in volume transactions may produce better execution for the Trust. It is the opinion of the Trust's board of trustees that this advantage, when combined with the other benefits available due to the Advisor's or the Sub-Advisor's organization, outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

It is not the Trust's policy to engage in transactions with the objective of seeking profits from short-term trading. It is expected that the annual portfolio turnover rate of the Trust will be approximately           % excluding securities having a maturity of one year or less. Because it is difficult to predict accurately portfolio turnover rates, actual turnover may be higher or lower. Higher portfolio turnover results in increased Trust costs, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on the reinvestment in other securities.

CONFLICTS OF INTEREST

The Bank of America Corporation ("BAC"), though its subsidiary Merrill Lynch and Co., Inc. ("Merrill Lynch"), Barclays PLC ("Barclays") and The PNC Financial Services Group, Inc. ("PNC") each have a significant economic interest in BlackRock, Inc., the parent of the Advisors. PNC is considered to be an affiliate of BlackRock, Inc., under the Investment Company Act. Certain activities of the Advisors, BlackRock, Inc. and their affiliates (collectively, "BlackRock") and PNC and its affiliates (collectively, "PNC" and together with BlackRock, "Affiliates"), and those of BAC, Merrill Lynch and their affiliates (collectively, the "BAC Entities") and Barclays and its affiliates (collectively, the "Barclays Entities") (BAC Entities and Barclays Entities, collectively, the "BAC/Barclays Entities"), with respect to the Trust and/or other accounts managed by BlackRock, PNC or BAC/Barclays Entities, may give rise to actual or perceived conflicts of interest such as those described below.

BlackRock is one of the world's largest asset management firms. BAC is a national banking corporation which through its affiliates and subsidiaries, including Merrill Lynch, provides a full range of financial services. Merrill Lynch is a full service investment banking, broker-dealer, asset management and financial services organization. PNC is a diversified financial services organization spanning the retail, business and corporate markets.

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Barclays is a major global financial services provider engaged in a range of activities including retail and commercial banking, credit cards, investment banking, and wealth management. BlackRock and PNC are affiliates of one another under the Investment Company Act. BlackRock, BAC, Merrill Lynch, PNC, Barclays and their respective affiliates (including, for these purposes, their directors, partners, trustees, managing members, officers and employees), including the entities and personnel who may be involved in the investment activities and business operations of the Trust, are engaged worldwide in businesses, including equity, fixed income, cash management and alternative investments, and have interests other than that of managing the Trust. These are considerations of which investors in the Trust should be aware, and which may cause conflicts of interest that could disadvantage the Trust and its shareholders. These activities and interests include potential multiple advisory, transactional, financial and other interests in securities and other instruments, and companies that may be purchased or sold by the Trust.

BlackRock and its Affiliates, as well as the BAC/Barclays Entities, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of the Trust and/or that engage in transactions in the same types of securities, currencies and instruments as the Trust. One or more Affiliates and BAC/Barclays Entities are also major participants in the global currency, equities, swap and fixed income markets, in each case both on a proprietary basis and for the accounts of customers. As such, one or more Affiliates or BAC/Barclays Entities are or may be actively engaged in transactions in the same securities, currencies, and instruments in which a the Trust may invest. Such activities could affect the prices and availability of the securities, currencies, and instruments in which the Trust invests, which could have an adverse impact on the Trust's' performance. Such transactions, particularly in respect of most proprietary accounts or customer accounts, will be executed independently of the Trust's transactions and thus at prices or rates that may be more or less favorable than those obtained by the Trust.

When BlackRock and its Affiliates or the BAC/Barclays Entities seek to purchase or sell the same assets for their managed accounts, the assets actually purchased or sold may be allocated among the accounts on a basis determined in their good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for the Trust.  In addition, transactions in investments by one or more other accounts managed by BlackRock or its Affiliates or a BAC/Barclays Entity may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Trust, particularly, but not limited to, with respect to small capitalization, emerging market or less liquid strategies. This may occur when investment decisions regarding the Trust are based on research or other information that is also used to support decisions for other accounts. When BlackRock or its Affiliates or a BAC/Barclays Entity implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for the Trust, market impact, liquidity constraints, or other factors could result in the Trust receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Trust could otherwise be disadvantaged. BlackRock or it Affiliates or a BAC/Barclays Entity may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause the Trust to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.

Conflicts may also arise because portfolio decisions regarding the Trust may benefit other accounts managed by BlackRock or its Affiliates or a BAC/Barclays Entity. For example, the sale of a long position or establishment of a short position by the Trust may impair the price of the same security sold short by (and therefore benefit) one or more Affiliates or BAC/Barclays Entities or their other accounts, and the purchase of a security or covering of a short position in a security by the Trust may increase the price of the same security held by (and therefore benefit) one or more Affiliates or BAC/Barclays Entities or their other accounts.

BlackRock and its Affiliates or a BAC/Barclays Entity and their clients may pursue or enforce rights with respect to an issuer in which the Trust has invested, and those activities may have an adverse effect on the Trust. As a result, prices, availability, liquidity and terms of the Trust's investments may be negatively impacted by the activities of BlackRock or its Affiliates or a BAC/Barclays Entity or their clients, and transactions for the Trust may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.

The results of the Trust's investment activities may differ significantly from the results achieved by BlackRock and its Affiliates or the BAC/Barclays Entities for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that one or more

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Affiliate- or BAC/Barclays Entity-managed accounts and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by the Trust. Moreover, it is possible that the Trust will sustain losses during periods in which one or more Affiliates or BAC/Barclays Entity-managed accounts achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible. The investment activities of one or more Affiliates or BAC/Barclays Entities for their proprietary accounts and accounts under their management may also limit the investment opportunities for the Trust in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

From time to time, the Trust's activities may also be restricted because of regulatory restrictions applicable to one or more Affiliates or BAC/Barclays Entities, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when BlackRock, and/or one or more Affiliates or BAC/Barclays Entities, will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which BlackRock and/or one or more Affiliates or BAC/Barclays Entities are performing services or when position limits have been reached.

In connection with its management of the Trust, BlackRock may have access to certain fundamental analysis and proprietary technical models developed by one or more Affiliates or BAC/Barclays Entities. BlackRock will not be under any obligation, however, to effect transactions on behalf of the Trust in accordance with such analysis and models. In addition, neither BlackRock nor any of its Affiliates, nor any BAC/Barclays Entity, will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Trust and it is not anticipated that BlackRock will have access to such information for the purpose of managing the Trust. The proprietary activities or portfolio strategies of BlackRock and its Affiliates and the BAC/Barclays Entities, or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by BlackRock in managing the Trust.

In addition, certain principals and certain employees of BlackRock are also principals or employees of BlackRock or another Affiliate. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in the Trust should be aware.

BlackRock may enter into transactions and invest in securities, instruments and currencies on behalf of the Trust in which customers of BlackRock or its Affiliates or a BAC/Barclays Entity, or, to the extent permitted by the SEC, BlackRock or another Affiliate or a BAC/Barclays Entity, serves as the counterparty, principal or issuer. In such cases, such party's interests in the transaction will be adverse to the interests of the Trust, and such party may have no incentive to assure that the Trust obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by the Trust may enhance the profitability of BlackRock or its Affiliates or a BAC/Barclays Entity. One or more Affiliates or BAC/Barclays Entities may also create, write or issue derivatives for their customers, the underlying securities, currencies or instruments of which may be those in which the Trust invests or which may be based on the performance of the Trust.  The Trust may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by one or more Affiliates or BAC/Barclays Entities and may also enter into transactions with other clients of an Affiliate or BAC/Barclays Entity where such other clients have interests adverse to those of the Trust.

At times, these activities may cause departments of BlackRock or its Affiliates or a BAC/Barclays Entity to give advice to clients that may cause these clients to take actions adverse to the interests of the Trust. To the extent affiliated transactions are permitted, the Trust will deal with BlackRock and its Affiliates or BAC/Barclays Entities on an arms-length basis. BlackRock or its Affiliates or a BAC/Barclays Entity may also have an ownership interest in certain trading or information systems used by the Trust.  The Trust's use of such trading or information systems may enhance the profitability of BlackRock and its Affiliates or BAC/Barclays Entities.

One or more Affiliates or one of the BAC/Barclays Entities may act as broker, dealer, agent, lender or adviser or in other commercial capacities for the Trust. It is anticipated that the commissions, mark-ups, mark-downs, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by an Affiliate or BAC/Barclays Entity will be in its view commercially reasonable, although each Affiliate or BAC/Barclays Entity,

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including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to the Affiliate or BAC/Barclays Entity and such sales personnel.

Subject to applicable law, the Affiliates and BAC/Barclays Entities (and their personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Trust as broker, dealer, agent, lender, adviser or in other commercial capacities and no accounting to the Trust or its shareholders will be required, and no fees or other compensation payable by the Trust or its shareholders will be reduced by reason of receipt by an Affiliate or BAC/Barclays Entity of any such fees or other amounts.

When an Affiliate or BAC/Barclays Entity acts as broker, dealer, agent, adviser or in other commercial capacities in relation to the Trust, the Affiliate or BAC/Barclays Entity may take commercial steps in its own interests, which may have an adverse effect on the Trust.  The Trust will be required to establish business relationships with its counterparties based on the Trust's own credit standing. Neither BlackRock nor any of the Affiliates, nor any BAC/Barclays Entity, will have any obligation to allow their credit to be used in connection with the Trust's establishment of its business relationships, nor is it expected that the Trust's counterparties will rely on the credit of BlackRock or any of the Affiliates or BAC/Barclays Entities in evaluating the Trust's creditworthiness.

Purchases and sales of securities for the Trust may be bunched or aggregated with orders for other BlackRock client accounts. BlackRock and its Affiliates and the BAC/Barclays Entities, however, are not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable, required or with cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Trust will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Trust. In addition, under certain circumstances, the Trust will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.

BlackRock may select brokers (including, without limitation, Affiliates or BAC/Barclays Entities) that furnish BlackRock, the Trust, other BlackRock client accounts or other Affiliates or BAC/Barclays Entities or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in BlackRock's view, appropriate assistance to BlackRock in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; research-oriented software and other services and products.

Research or other services obtained in this manner may be used in servicing the Trust and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Trust based on the amount of brokerage commissions paid by the Trust and such other BlackRock client accounts. For example, research or other services that are paid for through one client's commissions may not be used in managing that client's account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Trust and to such other BlackRock client accounts. To the extent that BlackRock uses soft dollars, it will not have to pay for those products and services itself.

BlackRock may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BlackRock receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BlackRock.

BlackRock may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BlackRock believes are useful in its investment decision-making process. BlackRock may from time to time choose not to engage in the above described arrangements to varying degrees. BlackRock may also enter into commission sharing arrangements

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under which BlackRock may execute transactions through a broker-dealer, including, where permitted, an Affiliate or BAC/Barclays Entity, and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BlackRock. To the extent that BlackRock engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.

BlackRock may utilize certain electronic crossing networks ("ECNs") in executing client securities transactions for certain types of securities. These ECNs may charge fees for their services, including access fees and transaction fees. The transaction fees, which are similar to commissions or markups/markdowns, will generally be charged to clients and, like commissions and markups/markdowns, would generally be included in the cost of the securities purchased. Access fees may be paid by BlackRock even though incurred in connection with executing transactions on behalf of clients, including the Trust. In certain circumstances, ECNs may offer volume discounts that will reduce the access fees typically paid by BlackRock. This would have the effect of reducing the access fees paid by BlackRock. BlackRock will only utilize ECNs consistent with its obligation to seek to obtain best execution in client transactions.

BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Trust, and to help ensure that such decisions are made in accordance with BlackRock's fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock and/or its Affiliates or a BAC/Barclays Entity, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see "Management of the Trust – Proxy Voting Policies."

It is also possible that, from time to time, BlackRock or its Affiliates or a BAC/Barclays Entity may, although they are not required to, purchase and hold shares of the Trust. Increasing the Trust's assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Trust's' expense ratio.

It is possible that the Trust may invest in securities of companies with which an Affiliate or a BAC/Barclays Entity has or is trying to develop investment banking relationships as well as securities of entities in which BlackRock or its Affiliates or a BAC/Barclays Entity has significant debt or equity investments or in which an Affiliate or BAC/Barclays Entity makes a market. The Trust also may invest in securities of companies to which an Affiliate or a BAC/Barclays Entity provides or may some day provide research coverage. Such investments could cause conflicts between the interests of the Trust and the interests of other clients of BlackRock or its Affiliates or a BAC/Barclays Entity. In making investment decisions for the Trust, BlackRock is not permitted to obtain or use material non-public information acquired by any division, department or Affiliate of BlackRock or of a BAC/Barclays Entity in the course of these activities. In addition, from time to time, the activities of an Affiliate or a BAC/Barclays Entity may limit the Trust's flexibility in purchases and sales of securities. When an Affiliate is engaged in an underwriting or other distribution of securities of an entity, BlackRock may be prohibited from purchasing or recommending the purchase of certain securities of that entity for the Trust.

BlackRock and its Affiliates and the BAC/Barclays Entities, their personnel and other financial service providers have interests in promoting sales of the Trust. With respect to BlackRock and its Affiliates and BAC/Barclays Entities and their personnel, the remuneration and profitability relating to services to and sales of the Trust or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock and its Affiliates or BAC/Barclays Entities and their sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Trust or their shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock or its Affiliates or a BAC/Barclays Entity and such personnel resulting from transactions on behalf of or management of the Trust may be greater than the remuneration and profitability resulting from other funds or products.

BlackRock and its Affiliates or a BAC/Barclays Entity and their personnel may receive greater compensation or greater profit in connection with an account for which BlackRock serves as an adviser than with an account advised by an unaffiliated investment adviser. Differentials in compensation may be related to the fact that

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BlackRock may pay a portion of its advisory fee to its Affiliate or to a BAC/Barclays Entity, or relate to compensation arrangements, including for portfolio management, brokerage transactions or account servicing. Any differential in compensation may create a financial incentive on the part of BlackRock or its Affiliates or BAC/Barclays Entities and their personnel to recommend BlackRock over unaffiliated investment advisers or to effect transactions differently in one account over another.

BlackRock and its Affiliates or a BAC/Barclays Entity may provide valuation assistance to certain clients with respect to certain securities or other investments and the valuation recommendations made for their clients' accounts may differ from the valuations for the same securities or investments assigned by the Trust's pricing vendors, especially if such valuations are based on broker-dealer quotes or other data sources unavailable to the Trust's pricing vendors.  While BlackRock will generally communicate its valuation information or determinations to the Trust's pricing vendors and/or fund accountants, there may be instances where the Trust's pricing vendors or fund accountants assign a different valuation to a security or other investment than the valuation for such security or investment determined or recommended by BlackRock.

As disclosed in more detail in "Net Asset Value", when market quotations of direct investments are not readily available or are believed by BlackRock to be unreliable, the Funds' investments may be valued at fair value by BlackRock, pursuant to procedures adopted by the Trust's board of trustees. When determining an asset's "fair value," BlackRock seeks to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. The price generally may not be determined based on what the Trust might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BlackRock deems relevant at the time of the determination, and may be based on analytical values determined by BlackRock using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Trust's NAV. As a result, the Trust's sale or repurchase of its shares at NAV, at a time when a holding or holdings are valued by BlackRock (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

To the extent permitted by applicable law, the Trust may invest all or some of its short term cash investments in any money market fund or similarly-managed private fund or exchange-traded fund advised or managed by BlackRock. In connection with any such investments, the Trust, to the extent permitted by the Investment Company Act, may pay its share of expenses of a money market fund in which it invests, which may result in the Trust bearing some additional expenses.

BlackRock and its Affiliates or a BAC/Barclays Entity and their directors, officers and employees, may buy and sell securities or other investments for their own accounts, and may have conflicts of interest with respect to investments made on behalf of the Trust. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers, employees and Affiliates of BlackRock or by BAC/Barclays Entities that are the same, different from or made at different times than positions taken for the Trust. To lessen the possibility that the Trust will be adversely affected by this personal trading, the Trust and BlackRock each have adopted a Code of Ethics in compliance with Section 17(j) of the Investment Company Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Trust's portfolio transactions.

BlackRock and its Affiliates will not purchase securities or other property from, or sell securities or other property to, the Trust, except that the Trust may in accordance with rules adopted under the Investment Company Act engage in transactions with accounts that are affiliated with the Trust as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the Trust and/or BlackRock by the Securities and Exchange Commission. These transactions would be affected in circumstances in which BlackRock determined that it would be appropriate for the Trust to purchase and another client of BlackRock to sell, or the Trust, to sell and another client of BlackRock to purchase, the same security or instrument on the same day. From time to time, the activities of the Trust may be restricted because of regulatory requirements applicable to BlackRock or its Affiliates or a BAC/Barclays Entity and/or BlackRock's internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when BlackRock may not initiate or recommend certain types of transactions,

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or may otherwise restrict or limit their advice in certain securities or instruments issued by or related to companies for which an Affiliate or a BAC/Barclays Entity is performing investment banking, market making or other services or has proprietary positions. For example, when an Affiliate is engaged in an underwriting or other distribution of securities of, or advisory services for, a company, the Trust may be prohibited from or limited in purchasing or selling securities of that company. Similar situations could arise if personnel of BlackRock or its Affiliates or a BAC/Barclays Entity serve as directors of companies the securities of which the Trust wishes to purchase or sell. However, if permitted by applicable law, the Trust may purchase securities or instruments that are issued by such companies or are the subject of an underwriting, distribution, or advisory assignment by an Affiliate or a BAC/Barclays Entity, or in cases in which personnel of BlackRock or its Affiliates or of BAC/Barclays Entities are directors or officers of the issuer.  The investment activities of one or more Affiliates or BAC/Barclays Entities for their proprietary accounts and for client accounts may also limit the investment strategies and rights of the Trust. For example, in regulated industries, in certain emerging or international markets, in corporate and regulatory ownership definitions, in certain futures and derivative transactions, and to comply with certain provisions of the Investment Company Act that prohibit affiliated transactions there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause BlackRock, the Trust or other client accounts to suffer disadvantages or business restrictions.  These limitations may cause the Trust to invest in different portfolios than other BlackRock funds which may result in the Trust investing on less advantageous terms that such other funds or in different types of securities, such as non-voting securities, in order to comply with regulatory requirements.

If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of BlackRock on behalf of clients (including the Trust) to purchase or dispose of investments, or exercise rights or undertake business transactions, may be restricted by regulation or otherwise impaired. As a result, BlackRock, on behalf of clients (including the Trust), may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when BlackRock, in its sole discretion, deems it appropriate.

BlackRock and its Affiliates and BAC/Barclays Entities may maintain securities indices as part of their product offerings. Index based funds seek to track the performance of securities indices and may use the name of the index in the fund name. Index providers, including BlackRock and its Affiliates and BAC/Barclays Entities may be paid licensing fees for use of their index or index name. BlackRock and its Affiliates and BAC/Barclays Entities will not be obligated to license their indices to BlackRock, and BlackRock cannot be assured that the terms of any index licensing agreement with BlackRock and its Affiliates and BAC/Barclays Entities will be as favorable as those terms offered to other index licensees.

BlackRock and its Affiliates and BAC/Barclays Entities may serve as Authorized Participants in the creation and redemption of exchange traded funds, including funds advised by affiliates of BlackRock. BlackRock and its Affiliates and BAC/Barclays Entities may therefore be deemed to be participants in a distribution of such exchange traded funds, which could render them statutory underwriters.

The custody arrangement between may lead to potential conflicts of interest with BlackRock where BlackRock has agreed to waive fees and/or reimburse ordinary operating expenses in order to cap expenses of the Trust. This is because the custody arrangements with the Custodian may have the effect of reducing custody fees when the Trust leave cash balances uninvested. When a Fund's actual operating expense ratio exceeds a stated cap, a reduction in custody fees reduces the amount of waivers and/or reimbursements BlackRock would be required to make to the Fund. This could be viewed as having the potential to provide BlackRock an incentive to keep high positive cash balances for funds with expense caps in order to offset fund custody fees that  BlackRock might otherwise reimburse. However, BlackRock's portfolio managers do not intentionally keep uninvested balances high, but rather make investment decisions that they anticipate will be beneficial to fund performance.

Present and future activities of BlackRock and its Affiliates and BAC/Barclays Entities, including BlackRock Advisors, LLC, in addition to those described in this section, may give rise to additional conflicts of interest.

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DESCRIPTION OF SHARES

Common Shares

The Trust intends to hold annual meetings of shareholders so long as the common shares are listed on a national securities exchange and such meetings are required as a condition to such listing.

Preferred Shares

The terms of Preferred Share, if any, issued by the Trust, including their dividend rate, voting rights, liquidation preference and redemption provisions, would be determined by the board of trustees (subject to applicable law and the Trust's Agreement and Declaration of Trust) if and when it authorizes a Preferred Shares offering.

If the board of trustees determines to proceed with an offering of Preferred Shares, the terms of the Preferred Shares may be the same as, or different from, the terms described below, subject to applicable law and the Trust's Agreement and Declaration of Trust. The board of trustees, without the approval of the holders of common shares, may authorize an offering of Preferred Shares or may determine not to authorize such an offering, and may fix the terms of the Preferred Shares to be offered.

Liquidation Preference

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Trust, the holders of any Preferred Shares then outstanding would be entitled to receive a preferential liquidating distribution, which is expected to equal the original purchase price per Preferred Share plus accrued and unpaid dividends, whether or not declared, before any distribution of assets is made to holders of common shares. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of Preferred Shares would not be entitled to any further participation in any distribution of assets by the Trust.

Voting Rights

The Investment Company Act requires that the holders of any Preferred Shares, voting separately as a single class, have the right to elect at least two trustees at all times. The remaining trustees will be elected by holders of common shares and Preferred Shares, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any Preferred Shares have the right to elect a majority of the trustees of the Trust at any time two years' dividends on any Preferred Shares are unpaid. The Investment Company Act also requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class, would be required to (1) adopt any plan of reorganization that would adversely affect the Preferred Shares, and (2) take any action requiring a vote of security holders under Section 13(a) of the Investment Company Act, including, among other things, changes in the Trust's subclassification as a closed-end investment company or changes in its fundamental investment restrictions. See "Certain Provisions in the Agreement and Declaration of Trust." As a result of these voting rights, the Trust's ability to take any such actions may be impeded to the extent that there are any Preferred Shares outstanding. The board of trustees presently intends that, except as otherwise indicated in this Prospectus and except as otherwise required by applicable law, holders of Preferred Shares will have equal voting rights with holders of common shares (one vote per share, unless otherwise required by the Investment Company Act) and will vote together with holders of common shares as a single class.

The affirmative vote of the holders of a majority of the outstanding Preferred Shares, voting as a separate class, will be required to amend, alter or repeal any of the preferences, rights or powers of holders of Preferred Shares so as to affect materially and adversely such preferences, rights or powers, or to increase or decrease the

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authorized number of Preferred Shares. The class vote of holders of Preferred Shares described above will in each case be in addition to any other vote required to authorize the action in question.

Redemption, Purchase and Sale of Preferred Shares by the Trust

The terms of any Preferred Shares that may be offered are expected to provide that (1) they are redeemable by the Trust in whole or in part at the original purchase price per share plus accrued dividends per share, (2) the Trust may tender for or purchase Preferred Shares and (3) the Trust may subsequently resell any shares so tendered for or purchased. Any redemption or purchase of Preferred Shares by the Trust will reduce the leverage applicable to the common shares, while any resale of shares by the Trust will increase that leverage.

Other Shares

The board of trustees (subject to applicable law and the Trust's Agreement and Declaration of Trust) may authorize an offering, without the approval of the holders of common shares and, depending on their terms, any Preferred Shares outstanding at that time, of other classes of shares, or other classes or series of shares, as they determine to be necessary, desirable or appropriate, having such terms, rights, preferences, privileges, limitations and restrictions as the board of trustees see fit. The Trust currently does not expect to issue any other classes of shares, or series of shares, except for the common shares.

REPURCHASE OF COMMON SHARES

The Trust is a closed-end management investment company and as such its shareholders will not have the right to cause the Trust to redeem their shares. Instead, the Trust's common shares will trade in the open market at a price that will be a function of several factors, including dividend levels (which are in turn affected by expenses), net asset value, call protection, dividend stability, relative demand for and supply of such shares in the market, general market and economic conditions and other factors. Because shares of a closed-end investment company may frequently trade at prices lower than net asset value, the Trust's board of trustees may consider action that might be taken to reduce or eliminate any material discount from net asset value in respect of common shares, which may include the repurchase of such shares in the open market or in private transactions, the making of a tender offer for such shares, or the conversion of the Trust to an open-end investment company. The board of trustees may decide not to take any of these actions. In addition, there can be no assurance that share repurchases or tender offers, if undertaken, will reduce market discount.

Notwithstanding the foregoing, at any time when the Trust has Preferred Shares  outstanding, the Trust may not purchase, redeem or otherwise acquire any of its common shares unless (1) all accrued Preferred Shares  dividends have been paid and (2) at the time of such purchase, redemption or acquisition, the net asset value of the Trust's portfolio (determined after deducting the acquisition price of the common shares) is at least 200% of the liquidation value of any outstanding Preferred Shares  (expected to equal the original purchase price per share plus any accrued and unpaid dividends thereon). Any service fees incurred in connection with any tender offer made by the Trust will be borne by the Trust and will not reduce the stated consideration to be paid to tendering shareholders.

Subject to its investment restrictions, the Trust may borrow to finance the repurchase of shares or to make a tender offer. Interest on any borrowings to finance share repurchase transactions or the accumulation of cash by the Trust in anticipation of share repurchases or tenders will reduce the Trust's net income. Any share repurchase, tender offer or borrowing that might be approved by the Trust's board of trustees would have to comply with the Securities Exchange Act of 1934, as amended, the Investment Company Act and the rules and regulations thereunder.

Although the decision to take action in response to a discount from net asset value will be made by the board of trustees at the time it considers such issue, it is the board's present policy, which may be changed by the board of trustees, not to authorize repurchases of common shares or a tender offer for such shares if: (1) such transactions, if consummated, would (a) result in the delisting of the common shares from the New York Stock Exchange, or (b) impair the Trust's status as a regulated investment company under the Code, (which would make

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the Trust a taxable entity, causing the Trust's income to be taxed at the corporate level in addition to the taxation of shareholders who receive dividends from the Trust) or as a registered closed-end investment company under the Investment Company Act; (2) the Trust would not be able to liquidate portfolio securities in an orderly manner and consistent with the Trust's investment objectives and policies in order to repurchase shares; or (3) there is, in the board's judgment, any (a) material legal action or proceeding instituted or threatened challenging such transactions or otherwise materially adversely affecting the Trust, (b) general suspension of or limitation on prices for trading securities on the New York Stock Exchange, (c) declaration of a banking moratorium by Federal or state authorities or any suspension of payment by United States or New York banks, (d) material limitation affecting the Trust or the issuers of its portfolio securities by Federal or state authorities on the extension of credit by lending institutions or on the exchange of foreign currency, (e) commencement of war, armed hostilities or other international or national calamity directly or indirectly involving the United States, or (f) other event or condition which would have a material adverse effect (including any adverse tax effect) on the Trust or its shareholders if shares were repurchased. The board of trustees may in the future modify these conditions in light of experience.

The repurchase by the Trust of its shares at prices below net asset value will result in an increase in the net asset value of those shares that remain outstanding. However, there can be no assurance that share repurchases or tender offers at or below net asset value will result in the Trust's shares trading at a price equal to their net asset value. Nevertheless, the fact that the Trust's shares may be the subject of repurchase or tender offers from time to time, or that the Trust may be converted to an open-end investment company, may reduce any spread between market price and net asset value that might otherwise exist.

In addition, a purchase by the Trust of its common shares will decrease the Trust's Managed Assets which would likely have the effect of increasing the Trust's expense ratio. Any purchase by the Trust of its common shares at a time when Preferred Shares  are outstanding will increase the leverage applicable to the outstanding common shares then remaining.

Before deciding whether to take any action if the common shares trade below net asset value, the Trust's board of trustees would likely consider all relevant factors, including the extent and duration of the discount, the liquidity of the Trust's portfolio, the impact of any action that might be taken on the Trust or its shareholders and market considerations. Based on these considerations, even if the Trust's shares should trade at a discount, the board of trustees may determine that, in the interest of the Trust and its shareholders, no action should be taken.

TAX MATTERS

The following discussion is a brief summary of certain U.S. federal income tax considerations affecting the Trust and its shareholders. The discussion reflects applicable tax laws of the United States as of the date of this Statement of Additional Information, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the "IRS") retroactively or prospectively. No ruling has been or will be sought from the IRS regarding any matter discussed herein.  No assurance can be given that the IRS would not assert, or that a court would not sustain, a position different from any of the tax aspects set forth below. This discussion assumes that the Trust's shareholders hold their common shares as capital assets for U.S. federal income tax purposes (generally, assets held for investment). No attempt is made to present a detailed explanation of all U.S. federal income tax concerns affecting the Trust and its shareholders (including shareholders owning a large position in the Trust), and the discussions set forth here and in the prospectus do not constitute tax advice. Investors are urged to consult their own tax advisors with any specific questions relating to federal, state, local and foreign taxes.

Taxation of the Trust

The Trust intends to elect to be, and to qualify for special tax treatment afforded to, a regulated investment company under Subchapter M of the Code. As long as it so qualifies, in any taxable year in which it meets the distribution requirements described below, the Trust (but not its shareholders) will not be subject to U.S. federal income tax to the extent that it distributes its investment company taxable income and net recognized capital gains.

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In order to qualify to be taxed as a regulated investment company, the Trust must, among other things: (i) derive in each taxable year at least 90% of its gross income from (a) dividends, interest (including tax-exempt interest), payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies and (b) net income derived from interests in certain publicly traded partnerships that derive less than 90% of their gross income from the items described in clause (a) above (each a "Qualified Publicly Traded Partnership"); and (ii) diversify its holdings so that, at the end of each quarter of each taxable year (a) at least 50% of the value of the Trust's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Trust's total assets and not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Trust's total assets is invested in the securities of (I) any one issuer (other than U.S. Government securities and the securities of other regulated investment companies), (II) any two or more issuers (other than regulated investment companies) that the Trust controls and that are determined to be engaged in the same business or similar or related trades or businesses or (III) any one or more Qualified Publicly Traded Partnerships.

As a regulated investment company, the Trust generally is not subject to U.S. federal income tax on income and gains that it distributes each taxable year to its shareholders, provided that in such taxable year it distributes at least 90% of the sum of (i) its investment company taxable income (which includes, among other items, dividends, interest, the excess of any net short-term capital gain over net long-term capital loss and other taxable income, other than net capital gain (as defined below), reduced by deductible expenses) determined without regard to the deduction for dividends and distributions paid and (ii) its net tax-exempt interest income (the excess of its gross tax-exempt interest income over certain disallowed deductions). The Trust intends to distribute annually all or substantially all of such income.

The Trust may retain for investment its net capital gain (which consists of the excess of its net long-term capital gain over its net short-term capital loss). However, if the Trust retains any net capital gain or any investment company taxable income, it will be subject to a tax on such amount at regular corporate tax rates. If the Trust retains any net capital gain, it expects to designate the retained amount as undistributed capital gains in a notice to its shareholders, each of whom, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income for U.S. federal income tax purposes its share of such undistributed net capital gain, (ii) will be entitled to credit its proportionate share of the tax paid by the Trust against its U.S. federal income tax liability, if any, and to claim refunds to the extent that the credit exceeds such liability and (iii) will increase its tax basis in its common shares by the excess of the amount described in clause (i) over the amount described in clause (ii).

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% U.S. federal excise tax at the Trust level. To avoid the excise tax, the Trust must distribute during each calendar year an amount at least equal to the sum of (i) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (iii) certain undistributed amounts from previous years on which the Trust paid no U.S. federal income tax. While the Trust intends to distribute any income and capital gain in the manner necessary to minimize imposition of the 4% federal excise tax, there can be no assurance that sufficient amounts of the Trust's taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. In that event, the Trust will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirement.

Dividends and distributions will be treated as paid during the calendar year if they are paid during the calendar year or declared by the Trust in October, November or December of the year, payable to shareholders of record on a date during such a month and paid by the Trust during January of the following year. Any such dividend or distribution paid during January of the following year will be deemed to be received by the Trust's

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shareholders on December 31 of the year the dividend or distribution was declared, rather than when the dividend or distribution is actually received.

If the Trust were unable to satisfy the 90% distribution requirement or otherwise were to fail to qualify as a regulated investment company in any year, it would be taxed in the same manner as an ordinary corporation and distributions to the Trust's shareholders would not be deductible by the Trust in computing its taxable income. In such case, distributions generally would be eligible (i) for treatment as qualified dividend income in the case of individual shareholders and (ii) for the dividends received deduction in the case of corporate shareholders. To qualify again to be taxed as a regulated investment company in a subsequent year, the Trust would be required to distribute to its shareholders its earnings and profits attributable to non-regulated investment company years reduced by an interest charge on 50% of such earnings and profits payable by the Trust as an additional tax. In addition, if the Trust failed to qualify as a regulated investment company for a period greater than two taxable years, then, in order to qualify as a regulated investment company in a subsequent year, the Trust would be required to elect to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Trust had been liquidated) or, alternatively, be subject to taxation on such built-in gain recognized for a period of ten years.

The Trust intends to utilize leverage through borrowings, and thus may be restricted by loan covenants with respect to the declaration and payment of dividends in certain circumstances. Limits on the Trust's payment of dividends may prevent the Trust from satisfying the 90% distribution requirement and may therefore jeopardize the Trust's qualification for taxation as a regulated investment company and/or may subject the Trust to the nondeductible 4% U.S. federal excise tax. The Trust will endeavor to avoid restrictions on its ability to make dividend payments.

Gain or loss on the sale of securities by the Trust will generally be long-term capital gain or loss if the securities have been held by the Trust for more than one year. Gain or loss on the sale of securities held for one year or less will be short-term capital gain or loss.

Certain of the Trust's investment practices are subject to special and complex U.S. federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gains and qualified dividend income into higher taxed short-term capital gains or ordinary income, (iii) convert ordinary loss or a deduction into capital loss (the deductibility of which is more limited), (iv) cause the Trust to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, (vi) adversely alter the characterization of certain complex financial transactions and (vii) produce income that will not qualify as good income for purposes of the 90% annual gross income requirement described above. The Trust will monitor its transactions and may make certain tax elections and may be required to borrow money or dispose of securities to mitigate the effect of these rules and prevent disqualification of the Trust as a regulated investment company.

If the Trust invests in foreign securities, its income from such securities may be subject to non-U.S. taxes. The Trust will not be eligible to elect to "pass through" to shareholders of the Trust the ability to use the foreign tax deduction or foreign tax credit for foreign taxes paid with respect to qualifying taxes.

Taxation of Shareholders

Distributions paid by the Trust from its investment company taxable income, which includes the excess of net short-term capital gains over net long-term capital losses (together referred to hereinafter as "ordinary

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income dividends"), whether paid in cash or reinvested in Trust shares, are generally taxable to you as ordinary income to the extent of the Trust's earnings and profits.  Ordinary income dividends paid by the Trust generally will not be eligible for the reduced rates applicable to "qualified dividend income" and will not be eligible for the corporate dividends received deduction.

Distributions made from net capital gain, which is the excess of net long-term capital gains over net short-term capital losses ("capital gain dividends"), including capital gain dividends credited to a shareholder but retained by the Trust, are taxable to shareholders as long-term capital gains if they have been properly designated by the Trust, regardless of the length of time the shareholder has owned common shares of the Trust. Net long-term capital gain of individuals is generally taxed at a reduced maximum rate. For corporate taxpayers, net long-term capital gain is taxed at ordinary income rates.

The IRS currently requires that a regulated investment company that has two or more classes of stock allocate to each such class proportionate amounts of each type of its income (such as ordinary income and net capital gain) based upon the percentage of total dividends paid to each class for the tax year. Accordingly, if the Trust issues Preferred Shares , then the Trust intends each year to allocate its ordinary income, net capital gain and other relevant items (if any) between its common shares and Preferred Shares  in proportion to the total dividends paid to each class with respect to such tax year.

If, for any calendar year, the Trust's total distributions exceed both current earnings and profits and accumulated earnings and profits, the excess will generally be treated as a tax-free return of capital up to the amount of a shareholder's tax basis in the common shares, reducing that basis accordingly. Such distributions exceeding the shareholder's basis will be treated as gain from the sale or exchange of the shares. When you sell your shares in the Trust, the amount, if any, by which your sales price exceeds your basis in the Trust's common shares is gain subject to tax. Because a return of capital reduces your basis in the shares, it will increase the amount of your gain or decrease the amount of your loss when you sell the shares, all other things being equal.

Generally, not later than 60 days after the close of its taxable year, the Trust will provide its shareholders with a written notice designating the amount of any ordinary income dividends or capital gain dividends and other distributions.

The Trust does not intend to invest in tax credit BABs.   If the Trust invests in tax credit BABs or certain other bonds generating tax credits, it may make an election to pass through the credits to its shareholders. If such an election is made, the Trust will be required to (i) include in gross income for the tax year, as interest income, an amount equal to the amount that the Trust would have included in gross income relating to the credits if the election had not been made and (ii) increase the amount of its dividends paid deduction for the tax year by the amount of the income. In addition, each shareholder of the Trust (a) will be required to include in gross income as taxable ordinary income an amount equal to the shareholder's proportionate share of the interest income attributable to the credits and (b) will be permitted to take its proportionate share of the credits against its taxes. If the Trust makes this election, it will inform shareholders concerning their allocable share of tax credits as part of its annual reporting to shareholders. Shareholders should consult their tax advisors concerning their ability to use such allocated tax credits.

The sale or other disposition of common shares of the Trust will generally result in capital gain or loss to shareholders measured by the difference between the sale price and the shareholder's tax basis in its shares. Generally, a shareholder's gain or loss will be long-term gain or loss if the shares have been held for more than one year. Any loss upon the sale or exchange of Trust common shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain) by the shareholder. Any loss a shareholder realizes on a sale or exchange of common shares of the Trust will be disallowed if the shareholder acquires other common shares of the Trust (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending

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30 days after the shareholder's sale or exchange of the common shares. In such case, the basis of the common shares acquired will be adjusted to reflect the disallowed loss. Present law taxes both long-term and short-term capital gains of corporations at the rates applicable to ordinary income.

Shareholders may be entitled to offset their capital gain distributions with capital losses. There are a number of statutory provisions affecting when capital losses may be offset against capital gain, and limiting the use of losses from certain investments and activities. Accordingly, shareholders with capital losses are urged to consult their tax advisers.

An investor should be aware that if Trust common shares are purchased shortly before the record date for any taxable distribution (including a capital gain dividend), the purchase price likely will reflect the value of the distribution and the investor then would receive a taxable distribution likely to reduce the trading value of such Trust common shares, in effect resulting in a taxable return of some of the purchase price.

Dividends are taxable to shareholders. Ordinary income distributions and capital gain distributions also may be subject to state, local and foreign taxes. Shareholders are urged to consult their own tax advisers regarding specific questions about U.S. federal, state, local and foreign tax consequences to them of investing in the Trust.

A shareholder that is a nonresident alien individual or a foreign corporation (a "foreign investor") generally will be subject to U.S. federal withholding tax at a rate of 30% (or possibly a lower rate provided by an applicable tax treaty) on ordinary income dividends (except as discussed below). Different tax consequences may result if the foreign investor is engaged in a trade or business in the United States or, in the case of an individual, is present in the United States for 183 days or more during a taxable year and certain other conditions are met. Foreign investors should consult their tax advisors regarding the tax consequences of investing in the Trust's common shares.

In addition, after December 31, 2012, the Trust will be required to withhold at a rate of 30 percent on dividends in respect of, and gross proceeds from the sale of, our common stock held by or through certain foreign financial institutions (including investment funds), unless such institution enters into an agreement with the Secretary of the Treasury to report, on an annual basis, information with respect to shares in, and accounts maintained by, the institution to the extent such shares or accounts are held by certain United States persons or by certain non-U.S. entities that are wholly or partially owned by United States persons. Accordingly, the entity through which our common stock is held will affect the determination of whether such withholding is required. Similarly, dividends in respect of, and gross proceeds from the sale of, our common stock held by an investor that is a non-financial non-U.S. entity will be subject to withholding at a rate of 30 percent, unless such entity either (i) certifies to us that such entity does not have any "substantial United States owners" or (ii) provides certain information regarding the entity's "substantial United States owners," which we will in turn provide to the Secretary of the Treasury. Foreign investors are encouraged to consult with their tax advisers regarding the possible implications of the legislation on their investment in our common stock.

Assuming applicable disclosure and certification requirements are met, U.S. federal withholding tax will generally not apply to any gain or income realized by a foreign investor in respect of any distributions of net capital gain or upon the sale or other disposition of common shares of the Trust.

Under a legislative bill pending in Congress, but not yet enacted into law, properly designated dividends paid in 2010 would generally be exempt from U.S. federal withholding tax where they (i) are paid in respect of the Trust's "qualified net interest income" (generally, the Trust's U.S.-source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Trust is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Trust's "qualified short-term capital gains" (generally, the excess of the Trust's net short-term capital gain over the Trust's long-term capital loss for such taxable year). However, even if such pending bill were enacted, the Trust may

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designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding (if enacted), a foreign investor would need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of common shares held through an intermediary, the intermediary may withhold even if the Trust designates the payment as qualified net interest income or qualified short-term capital gain. Foreign investors should contact their intermediaries with respect to the application of these rules (if enacted) to their accounts. There can be no assurance as to what portion of the Trust's distributions would qualify for favorable treatment as qualified net interest income or qualified short-term capital gains if such pending bill were enacted.  No assurance can be given that the above rules will be enacted into law.

Backup Withholding

The Trust is required in certain circumstances to withhold, for U.S. federal backup withholding purposes, on taxable dividends or distributions and certain other payments paid to non-corporate holders of the Trust's common shares who do not furnish the Trust with their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications, or who are otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld from payments made to a shareholder may be refunded or credited against such shareholder's U.S. federal income tax liability, if any, provided that the required information is furnished to the IRS.

The foregoing is a general summary of the provisions of the Code and the Treasury regulations in effect as they directly govern the taxation of the Trust and its shareholders. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive. Ordinary income and capital gain dividends may also be subject to state, local and foreign taxes. Shareholders are urged to consult their tax advisors regarding specific questions as to U.S. federal, state, local and foreign income or other taxes.

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INDEPENDENT AUDITORS' REPORT

See Notes to Financial Statements

1

BLACKROCK BUILD AMERICA BOND TRUST

STATEMENT OF ASSETS AND LIABILITIES

See Notes to Financial Statements

2

BLACKROCK BUILD AMERICA BOND TRUST

See Notes to Financial Statements

3

BLACKROCK BUILD AMERICA BOND TRUST

STATEMENT OF CHANGES IN NET ASSETS

See Notes to Financial Statements

4

NOTES TO FINANCIAL STATEMENTS

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APPENDIX A

RATINGS OF INVESTMENTS

Standard & Poor's Corporation — A brief description of the applicable Standard & Poor's Corporation ("S&P") rating symbols and their meanings (as published by S&P) follows:

A Standard & Poor's issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P's view of the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days – including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on S&P's analysis of the following considerations:

•	Likelihood of payment – capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA	An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

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BBB
An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C
A 'C' rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the 'C' rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D
An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation's rating is lowered to 'D' upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

NR	This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

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The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Short-Term Issue Credit Ratings

A-1
A short-term obligation rated 'A-1' is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated 'B' is regarded as having significant speculative characteristics. Ratings of 'B-1', 'B-2', and 'B-3' may be assigned to indicate finer distinctions within the 'B' category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B-1
A short-term obligation rated 'B-1' is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2
A short-term obligation rated 'B-2' is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3
A short-term obligation rated 'B-3' is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C
A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be

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used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Active Qualifiers (Currently applied and/or outstanding)

i
This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The 'i' subscript indicates that the rating addresses the interest portion of the obligation only. The 'i' subscript will always be used in conjunction with the 'p' subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of "AAAp NRi" indicating that the principal portion is rated "AAA" and the interest portion of the obligation is not rated.

L	Ratings qualified with 'L' apply only to amounts invested up to federal deposit insurance limits.

p
This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The 'p' subscript indicates that the rating addresses the principal portion of the obligation only. The 'p' subscript will always be used in conjunction with the 'i' subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of "AAAp NRi" indicating that the principal portion is rated "AAA" and the interest portion of the obligation is not rated.

pi
Ratings with a 'pi' subscript are based on an analysis of an issuer's published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer's management and therefore may be based on less comprehensive information than ratings without a 'pi' subscript. Ratings with a 'pi' subscript are reviewed annually based on a new year's financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer's credit quality.

prelim
Preliminary ratings, with the 'prelim' qualifier, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by S&P of appropriate documentation. S&P reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.

•	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.

•
Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor's policies.

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•
Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor's emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or postbankruptcy issuer as well as attributes of the anticipated obligation(s).

•
Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in S&P's opinion, documentation is close to final. Preliminary ratings may also be assigned to these entities' obligations.

•
Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, S&P would likely withdraw these preliminary ratings.

•	A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

t
This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

uns(…)	Unsolicited ratings are those credit ratings assigned at the initiative of S&P and not at the request of the issuer or its agents.

Municipal Short-Term Note Ratings Definitions

A Standard & Poor's U.S. municipal note rating reflects S&P's opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P's analysis will review the following considerations:

•	Amortization schedule – the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment – the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

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SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	Speculative capacity to pay principal and interest.

Moody's Investors Service, Inc. — A brief description of the applicable Moody's Investors Service, Inc. ("Moody's") rating symbols and their meanings (as published by Moody's) follows:

Long-Term Obligation Ratings

Moody's long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody's Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

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Short-Term Obligation Ratings

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.  Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

US Municipal Short-Term Obligation Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels — MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG2	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG3	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Other Ratings Symbols

e
Expected ratings.  To address market demand for timely information on particular types of credit ratings, Moody's has licensed to certain third parties the right to generate "Expected Ratings." Expected Ratings are designated by an "e" after the rating code, and are intended to anticipate Moody's forthcoming rating assignments based on reliable information from third party sources (such as the issuer or underwriter associated with

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the particular securities) or established Moody's rating practices (i.e., medium term notes are typically, but not always, assigned the same rating as the note's program rating). Expected Ratings will exist only until Moody's confirms the Expected Rating, or issues a different rating for the relevant instrument. Moody's encourages market participants to contact Moody's Ratings Desk or visit www.moodys.com if they have questions regarding Expected Ratings, or wish Moody's to confirm an Expected Rating.

(P)
Provisional Ratings.  As a service to the market and at the request of an issuer, Moody's will often assign a provisional rating when the assignment of a final rating is subject to the fulfillment of contingencies but it is highly likely that the rating will become definitive after all documents are received or an obligation is issued into the market. A provisional rating is denoted by placing a (P) in front of the rating. Such ratings are typically assigned to shelf registrations under SEC rule 415 or transaction-based structures that require investor education. When a transaction uses a well-established structure and the transaction's structure and terms are not expected to change prior to sale in a manner that would affect the rating, a definitive rating may be assigned directly.

#
Refundeds.  Issues that are secured by escrowed funds held in trust, reinvested in direct, non-callable US government obligations or non-callable obligations unconditionally guaranteed by the US Government or Resolution Funding Corporation are identified with a # (hatch mark) symbol, e.g., #Aaa.

WR
Withdrawn.  When Moody's no longer rates an obligation on which it previously maintained a rating, the symbol WR is employed. Please see Moody's Guidelines for the Withdrawal of Ratings, available on www.moodys.com.

NR	Not Rated. NR is assigned to an unrated issuer, obligation and/or program.

NAV	Not Available. An issue that Moody's has not yet rated is denoted by the NAV symbol.

TWR	Terminated Without Rating. The symbol TWR applies primarily to issues that mature or are redeemed without having been rated.

Fitch IBCA, Inc. — A brief description of the applicable Fitch IBCA, Inc. ("Fitch") ratings symbols and meanings (as published by Fitch) follows:

Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs opine on an entity's relative vulnerability to default on financial obligations. The "threshold" default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms.

In aggregate, IDRs provide an ordinal ranking of issuers based on the agency's view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default. For historical information on the default experience of Fitch-rated issuers, please consult the transition and default performance studies available from the Fitch Ratings website.

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Long-Term Credit Ratings Scales

AAA
Highest Credit Quality.  'AAA' ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very High Credit Quality.  'AA' ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High Credit Quality.  'A' ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB
Good Credit Quality.  'BBB' ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB
Speculative.  'BB' ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B
Highly speculative. 'B' ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC	Substantial credit risk. Default is a real possibility.

CC	Very high levels of credit risk. Default of some kind appears probable.

C	Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a 'C' category rating for an issuer include:

a. the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b. the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

c. Fitch Ratings otherwise believes a condition of 'RD' or 'D' to be imminent or inevitable, including through the formal announcement of a coercive debt exchange.

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RD
Restricted default.  'RD' ratings indicate an issuer that in Fitch Ratings' opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:

a. the selective payment default on a specific class or currency of debt;

b. the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c. the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

d. execution of a coercive debt exchange on one or more material financial obligations.

D
Default.  'D' ratings indicate an issuer that in Fitch Ratings' opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a coercive debt exchange.

"Imminent" default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency's opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer's financial obligations or local commercial practice.

Note: The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-Term IDR category, or to Long-Term IDR categories below 'B'.

Specific limitations relevant to the structured, project and public finance obligation rating scale include:

•           The ratings do not predict a specific percentage of default likelihood over any given time period.

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•	The ratings do not opine on the market value of any issuer's securities or stock, or the likelihood that this value may change.

•	The ratings do not opine on the liquidity of the issuer's securities or stock.

•	The ratings do not opine on the possible loss severity on an obligation should an obligation default

•	The ratings do not opine on any quality related to a transaction's profile other than the agency's opinion on the relative vulnerability to default of each rated tranche or security.

Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive, and is provided for the reader's convenience.

Short-Term Ratings Assigned to Obligations in Corporate, Public and Structured Finance

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as "short term" based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F1	Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2	Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3	Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B	Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C	High short-term default risk. Default is a real possibility.

RD	Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D	Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

Specific limitations relevant to the Short-Term Ratings scale include:

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•	The ratings do not predict a specific percentage of default likelihood over any given time period.

•	The ratings do not opine on the market value of any issuer's securities or stock, or the likelihood that this value may change.

•	The ratings do not opine on the liquidity of the issuer's securities or stock.

•	The ratings do not opine on the possible loss severity on an obligation should an obligation default.

•	The ratings do not opine on any quality related to an issuer or transaction's profile other than the agency's opinion on the relative vulnerability to default of the rated issuer or obligation.

•	Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive, and is provided for the reader's convenience.

Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive, and is provided for the reader's convenience.

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APPENDIX B

Proxy Voting Policies

For The BlackRock-Advised Funds

December, 2009

I.	Introduction		1
II.	Proxy Voting Policies		2
	A.	Boards of Directors	2
	B.	Auditors	2
	C.	Compensation and Benefits	2
	D.	Capital Structure	3
	E.	Corporate Charter and By-Laws	3
	F.	Environmental and Social Issues	3
III.	Conflicts Management		3
IV.	Reports to the Board		3

I.	INTRODUCTION

The Trustees/Directors ("Directors") of the BlackRock-Advised Funds (the "Funds") have the responsibility for voting proxies relating to portfolio securities of the Funds, and have determined that it is in the best interests of the Funds and their shareholders to delegate that responsibility to BlackRock Advisors, LLC and its affiliated U.S. registered investment advisers ("BlackRock"), the investment adviser to the Funds, as part of BlackRock's authority to manage, acquire and dispose of account assets.  The Directors hereby direct BlackRock to vote such proxies in accordance with this Policy, and any proxy voting guidelines that the Adviser determines are appropriate and in the best interests of the Funds' shareholders and which are consistent with the principles outlined in this Policy.  The Directors have authorized BlackRock to utilize an unaffiliated third-party as its agent to vote portfolio proxies in accordance with this Policy and to maintain records of such portfolio proxy voting.

Rule 206(4)-6 under the Investment Advisers Act of 1940 requires, among other things, that an investment adviser that exercises voting authority over clients' proxy voting adopt policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interests of clients, discloses to its clients information about those policies and procedures and also discloses to clients how they may obtain information on how the adviser has voted their proxies.

BlackRock has adopted separate but substantially similar guidelines and procedures that are consistent with the principles of this Policy.  BlackRock's Corporate Governance Committee (the "Committee"), addresses proxy voting issues on behalf of BlackRock and its clients, including the Funds. The Committee is comprised of senior members of BlackRock's Portfolio Management and Administration Groups and is advised by BlackRock's Legal and Compliance Department.

BlackRock votes (or refrains from voting) proxies for each Fund in a manner that BlackRock, in the exercise of its independent business judgment, concludes are in the best economic interests of such Fund.  In some cases, BlackRock may determine that it is in the best economic interests of a Fund to refrain from exercising the Fund's proxy voting rights (such as, for example, proxies on certain non-U.S. securities that might impose costly or time-

1

consuming in-person voting requirements).  With regard to the relationship between securities lending and proxy voting, BlackRock's approach is also driven by our clients' economic interests.   The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes.  Based on our evaluation of this relationship, BlackRock believes that the likely economic value of casting a vote generally is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BlackRock recalling loaned securities in order to ensure they are voted.  Periodically, BlackRock analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures are necessary in light of any regulatory changes.

BlackRock will normally vote on specific proxy issues in accordance with BlackRock's proxy voting guidelines.  BlackRock's proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues.  BlackRock may, in the exercise of its business judgment, conclude that the proxy voting guidelines do not cover the specific matter upon which a proxy vote is requested, or that an exception to the proxy voting guidelines would be in the best economic interests of a Fund.  BlackRock votes (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to the Fund, the Fund's affiliates (if any), BlackRock or BlackRock's affiliates.  When voting proxies, BlackRock attempts to encourage companies to follow practices that enhance shareholder value and increase transparency and allow the market to place a proper value on their assets.

II.	PROXY VOTING POLICIES

A.	Boards of Directors

The Funds generally support the board's nominees in the election of directors and generally supports proposals that strengthen the independence of boards of directors.  As a general matter, the Funds believe that a company's board of directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company's business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Funds therefore believe that the foundation of good corporate governance is the election of responsible, qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, consideration may be given to a director nominee's history of representing shareholder interests as a director of the company issuing the proxy or other companies, or other factors to the extent deemed relevant by the Committee.

B.	Auditors

These proposals concern those issues submitted to shareholders related to the selection of auditors.  As a general matter, the Funds believe that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Funds anticipate that BlackRock will generally defer to a corporation's choice of auditor, in individual cases, consideration may be given to an auditors' history of representing shareholder interests as auditor of the company issuing the proxy or other companies, to the extent deemed relevant.

C.	Compensation and Benefits

These proposals concern those issues submitted to shareholders related to management compensation and employee benefits. As a general matter, the Funds favor disclosure of a company's compensation and benefit policies and oppose excessive compensation, but believe that compensation matters are normally best determined by a corporation's board of directors, rather than shareholders. Proposals to "micro-manage" a company's compensation practices or to set arbitrary restrictions on compensation or benefits should therefore generally not be supported.

D.	Capital Structure

These proposals relate to various requests, principally from management, for approval of amendments that would alter the capital structure of a company, such as an increase in authorized shares. As a general matter, the

2

Funds expect that BlackRock will support requests that it believes enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.

E.	Corporate Charter and By-Laws

These proposals relate to various requests for approval of amendments to a corporation's charter or by-laws. As a general matter, the Funds generally vote against anti-takeover proposals and proposals that would create additional barriers or costs to corporate transactions that are likely to deliver a premium to shareholders.

F.	Environmental and Social Issues

These are shareholder proposals addressing either corporate social and environmental policies or requesting specific reporting on these issues. The Funds generally do not support proposals on social issues that lack a demonstrable economic benefit to the issuer and the Fund investing in such issuer.  BlackRock seeks to make proxy voting decisions in the manner most likely to protect and promote the long-term economic value of the securities held in client accounts.  We intend to support economically advantageous corporate practices while leaving direct oversight of company management and strategy to boards of directors.  We seek to avoid micromanagement of companies, as we believe that a company's board of directors is best positioned to represent shareholders and oversee management on shareholders behalf.  Issues of corporate social and environmental responsibility are evaluated on a case-by-case basis within this framework.

III.	CONFLICTS MANAGEMENT

BlackRock maintains policies and procedures that are designed to prevent any relationship between the issuer of the proxy (or any shareholder of the issuer) and a Fund, a Fund's affiliates (if any), BlackRock or BlackRock's affiliates, from having undue influence on BlackRock's proxy voting activity.  In certain instances, BlackRock may determine to engage an independent fiduciary to vote proxies as a further safeguard against potential conflicts of interest or as otherwise required by applicable law.  The independent fiduciary may either vote such proxies or provide BlackRock with instructions as to how to vote such proxies.  In the latter case, BlackRock votes the proxy in accordance with the independent fiduciary's determination.

IV.	REPORTS TO THE BOARD

BlackRock will report to the Directors on proxy votes it has made on behalf of the Funds at least annually.

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APPENDIX C

GENERAL CHARACTERISTICS AND RISKS

OF STRATEGIC TRANSACTIONS

In order to manage the risk of its securities portfolio, or to enhance income or gain as described in the Prospectus, the Trust may engage in Strategic Transactions. The Trust may engage in such activities in the Advisor's or Sub-Advisor's discretion, and may not necessarily be engaging in such activities when movements in interest rates that could affect the value of the assets of the Trust occur. The Trust's ability to pursue certain of these strategies may be limited by applicable regulations of the CFTC. Certain Strategic Transactions may give rise to taxable income.

Put And Call Options On Securities And Indices

The Trust may purchase and sell put and call options on securities and indices. A put option gives the purchaser of the option the right to sell and the writer the obligation to buy the underlying security at the exercise price during the option period. The Trust may also purchase and sell options on bond indices ("index options"). Index options are similar to options on securities except that, rather than taking or making delivery of securities underlying the option at a specified price upon exercise, an index option gives the holder the right to receive cash upon exercise of the option if the level of the bond index upon which the option is based is greater, in the case of a call, or less, in the case of a put, than the exercise price of the option. The purchase of a put option on a debt security could protect the Trust's holdings in a security or a number of securities against a substantial decline in the market value. A call option gives the purchaser of the option the right to buy and the seller the obligation to sell the underlying security or index at the exercise price during the option period or for a specified period prior to a fixed date. The purchase of a call option on a security could protect the Trust against an increase in the price of a security that it intended to purchase in the future. In the case of either put or call options that it has purchased, if the option expires without being sold or exercised, the Trust will experience a loss in the amount of the option premium plus any related commissions. When the Trust sells put and call options, it receives a premium as the seller of the option. The premium that the Trust receives for selling the option will serve as a partial hedge, in the amount of the option premium, against changes in the value of the securities in its portfolio. During the term of the option, however, a covered call seller has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price of the option if the value of the underlying security increases, but has retained the risk of loss should the price of the underlying security decline. Conversely, a secured put seller retains the risk of loss should the market value of the underlying security decline be low the exercise price of the option, less the premium received on the sale of the option. The Trust is authorized to purchase and sell exchange-listed options and over-the-counter options ("OTC Options") which are privately negotiated with the counterparty. Listed options are issued by the Options Clearing Corporation ("OCC") which guarantees the performance of the obligations of the parties to such options.

The Trust's ability to close out its position as a purchaser or seller of an exchange-listed put or call option is dependent upon the existence of a liquid secondary market on option exchanges. Among the possible reasons for the absence of a liquid secondary market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) interruption of the normal operations on an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been listed by the OCC as a result of trades on that exchange would generally continue to be exercisable in accordance with their terms. OTC Options are purchased from or sold to dealers, financial institutions or other counterparties which have entered into direct agreements with the Trust. With OTC Options, such variables as expiration date, exercise price and premium will be agreed upon between the Trust and the counterparty, without the intermediation of a third party such as the OCC. If the counterparty fails to make or take delivery of the securities underlying an option it has written, or otherwise settle

1

the transaction in accordance with the terms of that option as written, the Trust would lose the premium paid for the option as well as any anticipated benefit of the transaction. As the Trust must rely on the credit quality of the counterparty rather than the guarantee of the OCC, it will only enter into OTC Options with counterparties with the highest long-term credit ratings, and with primary United States government securities dealers recognized by the Federal Reserve Bank of New York.

The hours of trading for options on debt securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

Futures Contracts And Related Options

Characteristics.     The Trust may sell financial futures contracts or purchase put and call options on such futures as a hedge against anticipated interest rate changes or other market movements. The sale of a futures contract creates an obligation by the Trust, as seller, to deliver the specific type of financial instrument called for in the contract at a specified future time for a specified price. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Margin Requirements.     At the time a futures contract is purchased or sold, the Trust must allocate cash or securities as a deposit payment ("initial margin"). It is expected that the initial margin that the Trust will pay may range from approximately 1% to approximately 5% of the value of the securities or commodities underlying the contract. In certain circumstances, however, such as periods of high volatility, the Trust may be required by an exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. An outstanding futures contract is valued daily and the payment in case of "variation margin" may be required, a process known as "marking to the market." Transactions in listed options and futures are usually settled by entering into an offsetting transaction, and are subject to the risk that the position may not be able to be closed if no offsetting transaction can be arranged.

Limitations on Use of Futures and Options on Futures.     The Trust's use of futures and options on futures will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the CFTC. Under such regulations the Trust currently may enter into such transactions without limit for bona fide hedging purposes, including risk management and duration management and other portfolio strategies. The Trust may also engage in transactions in futures contracts or related options for non-hedging purposes to enhance income or gain provided that the Trust will not enter into a futures contract or related option (except for closing transactions) for purposes other than bona fide hedging, or risk management including duration management if, immediately thereafter, the sum of the amount of its initial deposits and premiums on open contracts and options would exceed 5% of the Trust's liquidation value, i.e., net assets (taken at current value); provided, however, that in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The above policies are non-fundamental and may be changed by the Trust's board of trustees at any time.  Also, when required, an account of cash equivalents designated on the books and records will be maintained and marked to market on a daily basis in an amount equal to the market value of the contract. The Trust reserves the right to comply with such different standard as may be established from time to time by CFTC rules and regulations with respect to the purchase or sale of futures contracts or options thereon.

Segregation and Cover Requirements.     Futures contracts, interest rate swaps, caps, floors and collars, short sales, reverse repurchase agreements and dollar rolls, and listed or OTC options on securities, indices and futures contracts sold by the Trust are generally subject to earmarking and coverage requirements of either the CFTC or the SEC, with the result that, if the Trust does not hold the security or futures contract underlying the instrument, the Trust will be required to designate on its books and records an ongoing basis, cash, U.S. government securities, or other liquid high grade debt obligations in an amount at least equal to the Trust's obligations with respect to such instruments. Such amounts fluctuate as the obligations increase or decrease. The earmarking requirement can result in the Trust maintaining securities positions it would otherwise liquidate, segregating assets at a time when it might be disadvantageous to do so or otherwise restrict portfolio management.

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Strategic Transactions present certain risks. With respect to hedging and risk management, the variable degree of correlation between price movements of hedging instruments and price movements in the position being hedged create the possibility that losses on the hedge may be greater than gains in the value of the Trust's position. The same is true for such instruments entered into for income or gain. In addition, certain instruments and markets may not be liquid in all circumstances. As a result, in volatile markets, the Trust may not be able to close out a transaction without incurring losses substantially greater than the initial deposit. Although the contemplated use of these instruments predominantly for hedging should tend to minimize the risk of loss due to a decline in the value of the position, at the same time they tend to limit any potential gain which might result from an increase in the value of such position. The ability of the Trust to successfully utilize Strategic Transactions will depend on the Advisor's and the Sub-Advisor's ability to predict pertinent market movements and sufficient correlations, which cannot be assured. Finally, the daily deposit requirements in futures contracts that the Trust has sold create an on going greater potential financial risk than do options transactions, where the exposure is limited to the cost of the initial premium. Losses due to the use of Strategic Transactions will reduce net asset value.

 Regulatory Considerations.    The Trust has claimed an exclusion from the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

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PART C

Other Information

Item 24. Financial Statements And Exhibits

(1)	Financial Statements

Part A—None

Part B—Statement of Assets and Liabilities (2)

(2)	Exhibits

The agreements included or incorporated by reference as exhibits to this registration statement contain representations and warranties by each of the parties to the applicable agreement. These representations and warranties were made solely for the benefit of the other parties to the applicable agreement and (i) were not intended to be treated as categorical statements of fact, but rather as a way of allocating the risk to one of the parties if those statements prove to be inaccurate; (ii) may have been qualified in such agreement by disclosures that were made to the other party in connection with the negotiation of the applicable agreement; (iii) may apply contract standards of "materiality" that are different from "materiality" under the applicable securities laws; and (iv) were made only as of the date of the applicable agreement or such other date or dates as may be specified in the agreement.

The Trust acknowledges that, notwithstanding the inclusion of the foregoing cautionary statements, it is responsible for considering whether additional specific disclosures of material information regarding material contractual provisions are required to make the statements in this registration statement not misleading.

(a)	Agreement and Declaration of Trust (1)

(b)	By-Laws (1)

(c)	Inapplicable

(d)	Form of Specimen Certificate (2)

(e)	Dividend Reinvestment Plan (2)

(f)	Inapplicable

(g)	(1) Investment Management Agreement (2)

(g)	(2) Sub-Investment Advisory Agreement (2)

(h)	Form of Underwriting Agreement (2)

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(i)	Form of the BlackRock Closed-End Funds Amended and Restated Deferred Compensation Plan (2)

(j)	Custodian Agreement (2)

(k)	Transfer Agency Agreement (2)

(l)	Opinion and Consent of Counsel to the Trust (2)

(m)	Inapplicable

(n)	Consent of Independent Public Accountants (2)

(o)	Inapplicable

(p)	Initial Subscription Agreement (2)

(q)	Inapplicable

(r)	(1) Code of Ethics of Trust (2)

(r)	(2) Code of Ethics of Advisor and Sub-Advisor(2)

(s)	Powers of Attorney (2)

_______________
(1)	Previously filed as an exhibit to the Trust's Registration Statement on Form N-2, filed with the Securities and Exchange Commission on June 10, 2010.

(2)	To be filed by amendment.

Item 25. Marketing Arrangements

Reference is made to the Form of Underwriting Agreement for the Registrant's shares of beneficial interest to be filed by amendment to this registration statement.

Item 26. Other Expenses Of Issuance And Distribution

The following table sets forth the estimated expenses to be incurred in connection with the offering described in this registration statement:

Registration fee	$
NYSE listing fee	$
Printing (other than certificates)	$
Engraving and printing certificates	$
Accounting fees and expenses	$
Legal fees and expenses	$

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FINRA fee	$
Miscellaneous	$
Total	$

Item 27. Persons Controlled By Or Under Common Control With The Registrant

None.

Item 28. Number Of Holders Of Shares

As of          , 2010

Title Of Class	Number of Record Holders
Shares of Beneficial Interest

Item 29. Indemnification

Article V of the Registrant's Agreement and Declaration of Trust provides as follows:

5.1 No Personal Liability of Shareholders, Trustees, etc. No Shareholder of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. Shareholders shall have the same limitation of personal liability as is extended to stockholders of a private corporation for profit incorporated under the Delaware General Corporation Law. No Trustee or officer of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person, save only liability to the Trust or its Shareholders arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such Person; and, subject to the foregoing exception, all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee or officer, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, he shall not, on account thereof, be held to any personal liability. Any repeal or modification of this Section 5.1 shall not adversely affect any right or protection of a Trustee or officer of the Trust existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

5.2 Mandatory Indemnification. (a) The Trust hereby agrees to indemnify each person who at any time serves as a Trustee or officer of the Trust (each such person being an "indemnitee") against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth in this Article V by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as "disabling conduct"). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee (1) was authorized by a majority of the Trustees or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification. The rights to indemnification set forth in this Declaration shall continue as to a person who has ceased to be a Trustee or

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officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of this Declaration or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any person who at any time is or was a Trustee or officer of the Trust or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal.

(b) Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (1) a majority vote of a quorum of those Trustees who are neither ''interested persons'' of the Trust (as defined in Section 2(a)(19) of the 1940 Act) nor parties to the proceeding (''Disinterested Non-Party Trustees''), that the indemnitee is entitled to indemnification hereunder, or (2) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion concludes that the indemnitee should be entitled to indemnification hereunder. All determinations to make advance payments in connection with the expense of defending any proceeding shall be authorized and made in accordance with the immediately succeeding paragraph (c) below.

(c) The Trust shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Trust receives a written affirmation by the indemnitee of the indemnitee's good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking to reimburse the Trust unless it is subsequently determined that the indemnitee is entitled to such indemnification and if a majority of the Trustees determine that the applicable standards of conduct necessary for indemnification appear to have been met. In addition, at least one of the following conditions must be met: (i) the indemnitee shall provide adequate security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the Disinterested Non-Party Trustees, or if a majority vote of such quorum so direct, independent legal counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the indemnitee ultimately will be found entitled to indemnification.

(d)    The rights accruing to any indemnitee under these provisions shall not exclude any other right which any person may have or hereafter acquire under this Declaration, the By-Laws of the Trust, any statute, agreement, vote of stockholders or Trustees who are ''disinterested persons'' (as defined in Section 2(a)(19) of the 1940 Act) or any other right to which he or she may be lawfully entitled.

(e) Subject to any limitations provided by the 1940 Act and this Declaration, the Trust shall have the power and authority to indemnify and provide for the advance payment of expenses to employees, agents and other Persons providing services to the Trust or serving in any capacity at the request of the Trust to the full extent corporations organized under the Delaware General Corporation Law may indemnify or provide for the advance payment of expenses for such Persons, provided that such indemnification has been approved by a majority of the Trustees.

5.3 No Bond Required of Trustees. No Trustee shall, as such, be obligated to give any bond or other security for the performance of any of his duties hereunder.

5.4 No Duty of Investigation; Notice in Trust Instruments, etc. No purchaser, lender, transfer agent or other person dealing with the Trustees or with any officer, employee or agent of the Trust shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the Trustees or by said officer, employee or agent or be liable for the application of money or property paid, loaned, or delivered to or on the order of the Trustees or of said officer, employee or agent. Every obligation, contract,

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undertaking, instrument, certificate, Share, other security of the Trust, and every other act or thing whatsoever executed in connection with the Trust shall be conclusively taken to have been executed or done by the executors thereof only in their capacity as Trustees under this Declaration or in their capacity as officers, employees or agents of the Trust. The Trustees may maintain insurance for the protection of the Trust Property, the Shareholders, Trustees, officers, employees and agents in such amount as the Trustees shall deem adequate to cover possible tort liability, and such other insurance as the Trustees in their sole judgment shall deem advisable or is required by the 1940 Act.

5.5 Reliance on Experts, etc. Each Trustee and officer or employee of the Trust shall, in the performance of its duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon an opinion of counsel, or upon reports made to the Trust by any of the Trust's officers or employees or by any advisor, administrator, manager, distributor, selected dealer, accountant, appraiser or other expert or consultant selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or expert may also be a Trustee.

Reference is made to Article             of the underwriting agreement attached as Exhibit (h), which is incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be terminated to Trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 30. Business And Other Connections Of Investment Advisor

Not Applicable

Item 31. Location Of Accounts And Records

The Registrant's accounts, books and other documents are currently located at the offices of the Registrant, c/o BlackRock Advisors, Inc., 100 Bellevue Parkway, Wilmington, Delaware 19809 and at the offices of   State Street Bank and Trust Company , the Registrant's Custodian, and Computershare Trust Company, N.A. , the Registrant's Transfer Agent.

Item 32. Management Services

Not Applicable

Item 33. Undertakings

(1) The Registrant hereby undertakes to suspend the offering of its units until it amends its Prospectus if (a) subsequent to the effective date of its registration statement, the net asset value declines more than 10 percent from

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its net asset value as of the effective date of the Registration Statement or (b) the net asset value increases to an amount greater than its net proceeds as stated in the Prospectus.

(2) Not applicable

(3) Not applicable

(4) Not applicable

(5) (a) For the purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of Prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of Prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.

(b) For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of Prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

(6) The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, any Statement of Additional Information.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 16 th day of July , 2010.

/s/ Brendan Kyne
Brendan Kyne
Sole Initial Trustee, President, Chief Executive Officer and Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following person in the capacities set forth below on the 16t h day of July , 2010.

Name	Title

/s/ Brendan Kyne	Sole Initial Trustee, President, Chief Executive Officer (Principal Executive Officer) and Chief Financial Officer (Principal Financial and Accounting Officer)
Brendan Kyne